Schedule of Investments
June 30, 2024 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.3%
Communication Services - 6 .9%
Diversified Telecommunication Services - 0 .2%
AT&T, Inc. 110,579 2,113,165
Entertainment - 0 .2%
Netflix, Inc. *
636 429,224
Playtika Holding Corp.
192,452 1,514,597
1,943,821
Interactive Media & Services - 6 .5%
Alphabet, Inc., Class A
124,685 22,711,373
Alphabet, Inc., Class C
118,248 21,689,048
Meta Platforms, Inc., Class A
61,915 31,218,781
TripAdvisor, Inc. *
60,084 1,070,096
76,689,298
Media - 0 .0% †
Comcast Corp., Class A 17,843 698,732
Total Communication Services 81,445,016
Consumer Discretionary - 10 .2%
Automobiles - 0 .5%
General Motors Co. 127,258 5,912,407
Broadline Retail - 2 .8%
Amazon.com, Inc. *
137,564 26,584,243
eBay, Inc.
21,705 1,165,993
Kohl's Corp.
51,599 1,186,261
Macy's, Inc.
194,452 3,733,478
32,669,975
Diversified Consumer Services - 0 .4%
ADT, Inc.
70,954 539,250
H&R Block, Inc.
73,435 3,982,380
4,521,630
Hotels, Restaurants & Leisure - 1 .1%
Aramark
70,390 2,394,668
Booking Holdings, Inc.
1,667 6,603,820
Expedia Group, Inc. *
27,057 3,408,911
Travel + Leisure Co.
11,174 502,607
12,910,006
Household Durables - 2 .1%
Lennar Corp., Class A
54,570 8,178,406
PulteGroup, Inc.
82,424 9,074,883
Toll Brothers, Inc.
65,635 7,559,839
24,813,128
Specialty Retail - 3 .1%
AutoNation, Inc. *
55,494 8,844,634
Best Buy Co., Inc.
27,463 2,314,856
Dick's Sporting Goods, Inc.
5,679 1,220,133
Gap, Inc. (The)
91,339 2,182,089
Murphy USA, Inc.
12,078 5,670,138
Penske Automotive Group, Inc.
51,358 7,653,369
Victoria's Secret & Co. *
14,497 256,162
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.1% (continued)
Williams-Sonoma, Inc.
29,175 8,238,145
36,379,526
Textiles, Apparel & Luxury Goods - 0 .2%
Capri Holdings Ltd. *
21,374 707,052
Carter's, Inc.
12,941 801,954
PVH Corp.
14,566 1,542,102
3,051,108
Total Consumer Discretionary 120,257,780
Consumer Staples - 2 .6%
Beverages - 0 .4%
Molson Coors Beverage Co., Class
B 94,301 4,793,320
Consumer Staples Distribution & Retail - 0 .9%
Albertsons Cos., Inc., Class A
4,409 87,078
Kroger Co. (The)
147,970 7,388,142
Walmart, Inc.
33,685 2,280,811
9,756,031
Food Products - 0 .7%
Archer-Daniels-Midland Co.
40,540 2,450,643
Bunge Global SA
39,568 4,224,675
Seaboard Corp.
474 1,498,191
WK Kellogg Co.
17,288 284,561
8,458,070
Tobacco - 0 .6%
Altria Group, Inc. 157,727 7,184,465
Total Consumer Staples 30,191,886
Energy - 5 .2%
Energy Equipment & Services - 0 .4%
Baker Hughes Co., Class A
62,491 2,197,809
Halliburton Co.
54,550 1,842,699
NOV, Inc.
50,808 965,860
5,006,368
Oil, Gas & Consumable Fuels - 4 .8%
APA Corp.
73,970 2,177,677
Chesapeake Energy Corp.
16,717 1,373,970
Chevron Corp.
23,061 3,607,202
EOG Resources, Inc.
42,955 5,406,746
Exxon Mobil Corp.
128,336 14,774,040
HF Sinclair Corp.
133,280 7,109,155
Marathon Petroleum Corp.
41,232 7,152,927
Ovintiv, Inc.
108,946 5,106,299
Phillips 66
5,626 794,222
Valero Energy Corp.
52,747 8,268,620
55,770,858
Total Energy 60,777,226

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 16 .0%
Banks - 2 .7%
Bank OZK
140,066 5,742,706
Citigroup, Inc.
120,386 7,639,695
Citizens Financial Group, Inc.
9,992 360,012
FNB Corp.
31,113 425,626
JPMorgan Chase & Co.
33,218 6,718,673
M&T Bank Corp.
2,171 328,602
Popular, Inc.
64,511 5,704,708
Wells Fargo & Co.
23,700 1,407,543
Western Alliance Bancorp
9,022 566,762
Zions Bancorp NA
57,632 2,499,500
31,393,827
Capital Markets - 1 .0%
Bank of New York Mellon Corp.
(The) 70,270 4,208,470
Janus Henderson Group plc
93,626 3,156,133
State Street Corp.
60,776 4,497,424
Stifel Financial Corp.
4,089 344,089
12,206,116
Consumer Finance - 1 .5%
Capital One Financial Corp.
32,536 4,504,609
Synchrony Financial
283,845 13,394,646
17,899,255
Financial Services - 4 .0%
Berkshire Hathaway, Inc., Class B *
43,607 17,739,328
Corebridge Financial, Inc.
256,760 7,476,851
Equitable Holdings, Inc.
8,486 346,738
Global Payments, Inc.
33,279 3,218,079
MGIC Investment Corp.
282,035 6,077,854
PayPal Holdings, Inc. *
17,705 1,027,421
Visa, Inc., Class A
1,219 319,951
Voya Financial, Inc.
22,246 1,582,803
Western Union Co. (The)
749,248 9,155,811
46,944,836
Insurance - 6 .8%
American International Group, Inc.
105,132 7,805,000
Arch Capital Group Ltd. *
3,810 384,391
Assurant, Inc.
43,210 7,183,662
Assured Guaranty Ltd.
44,591 3,440,196
Axis Capital Holdings Ltd.
119,619 8,451,082
CNA Financial Corp.
87,245 4,019,377
Everest Group Ltd.
34,794 13,257,210
Hartford Financial Services Group,
Inc. (The) 46,043 4,629,163
Markel Group, Inc. *
221 348,221
MetLife, Inc.
10,090 708,217
Old Republic International Corp.
145,087 4,483,188
Reinsurance Group of America, Inc.
39,412 8,090,101
RenaissanceRe Holdings Ltd.
20,258 4,527,866
Travelers Cos., Inc. (The)
1,930 392,446
INVESTMENTS SHARES VALUE ($)
Insurance - 6.8% (continued)
Unum Group
230,791 11,795,728
79,515,848
Total Financials 187,959,882
Health Care - 6 .3%
Biotechnology - 1 .3%
AbbVie, Inc.
20,841 3,574,648
Incyte Corp. *
33,982 2,059,989
United Therapeutics Corp. *
29,190 9,298,475
Vertex Pharmaceuticals, Inc. *
771 361,383
15,294,495
Health Care Equipment & Supplies - 0 .3%
Solventum Corp. * 74,440 3,936,387
Health Care Providers & Services - 4 .1%
Cardinal Health, Inc.
66,677 6,555,682
Centene Corp. *
28,980 1,921,374
Cigna Group (The)
28,763 9,508,185
CVS Health Corp.
62,564 3,695,030
Elevance Health, Inc.
24,456 13,251,728
McKesson Corp.
9,346 5,458,438
Molina Healthcare, Inc. *
25,826 7,678,070
UnitedHealth Group, Inc.
658 335,093
48,403,600
Life Sciences Tools & Services - 0 .2%
Medpace Holdings, Inc. * 4,498 1,852,501
Pharmaceuticals - 0 .4%
Eli Lilly & Co.
2,605 2,358,515
Jazz Pharmaceuticals plc *
6,224 664,287
Organon & Co.
33,558 694,651
Viatris, Inc.
110,976 1,179,675
4,897,128
Total Health Care 74,384,111
Industrials - 13 .2%
Aerospace & Defense - 2 .6%
Curtiss-Wright Corp.
6,990 1,894,150
General Electric Co.
65,530 10,417,304
Howmet Aerospace, Inc.
40,076 3,111,100
Huntington Ingalls Industries, Inc.
24,947 6,145,194
Textron, Inc.
93,665 8,042,077
Woodward, Inc.
4,244 740,069
30,349,894
Building Products - 1 .7%
Builders FirstSource, Inc. *
45,250 6,263,052
Owens Corning
76,630 13,312,164
Trane Technologies plc
1,767 581,219
20,156,435
Commercial Services & Supplies - 0 .1%
Vestis Corp. 115,259 1,409,618

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 0 .8%
EMCOR Group, Inc.
19,228 7,019,758
MDU Resources Group, Inc.
77,869 1,954,512
8,974,270
Electrical Equipment - 1 .1%
Acuity Brands, Inc.
41,644 10,054,527
Generac Holdings, Inc. *
3,940 520,947
Vertiv Holdings Co., Class A
22,793 1,973,190
12,548,664
Ground Transportation - 0 .7%
Ryder System, Inc.
53,088 6,576,542
Schneider National, Inc., Class B
49,439 1,194,446
U-Haul Holding Co. *
1,585 97,842
7,868,830
Machinery - 4 .5%
AGCO Corp.
86,352 8,452,134
Allison Transmission Holdings, Inc.
119,730 9,087,507
Caterpillar, Inc.
7,394 2,462,941
Crane Co.
17,447 2,529,466
Cummins, Inc.
17,733 4,910,800
Esab Corp.
6,989 659,971
Gates Industrial Corp. plc *
289,192 4,572,126
Oshkosh Corp.
46,231 5,002,194
PACCAR, Inc.
95,335 9,813,785
Snap-on, Inc.
16,004 4,183,286
Timken Co. (The)
23,364 1,872,157
53,546,367
Passenger Airlines - 0 .1%
United Airlines Holdings, Inc. * 20,895 1,016,751
Professional Services - 0 .7%
Booz Allen Hamilton Holding Corp.,
Class A 24,592 3,784,709
ManpowerGroup, Inc.
64,245 4,484,301
Robert Half, Inc.
5,535 354,129
8,623,139
Trading Companies & Distributors - 0 .9%
Core & Main, Inc., Class A *
22,196 1,086,272
Ferguson plc
2,545 492,839
MSC Industrial Direct Co., Inc.,
Class A 19,204 1,523,069
United Rentals, Inc.
7,439 4,811,025
WESCO International, Inc.
17,737 2,811,669
10,724,874
Total Industrials 155,218,842
Information Technology - 32 .9%
Communications Equipment - 0 .9%
Arista Networks, Inc. *
3,766 1,319,908
Cisco Systems, Inc.
158,269 7,519,360
F5, Inc. *
8,105 1,395,924
10,235,192
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 2 .1%
Arrow Electronics, Inc. *
86,103 10,397,798
Avnet, Inc.
65,774 3,386,703
Jabil, Inc.
60,562 6,588,540
TD SYNNEX Corp.
40,084 4,625,694
24,998,735
IT Services - 0 .3%
Accenture plc, Class A
3,932 1,193,008
Cognizant Technology Solutions
Corp., Class A 9,464 643,552
DXC Technology Co. *
105,624 2,016,362
3,852,922
Semiconductors & Semiconductor Equipment - 11 .1%
Advanced Micro Devices, Inc. *
5,614 910,647
Applied Materials, Inc.
50,413 11,896,964
Broadcom, Inc.
10,541 16,923,892
Cirrus Logic, Inc. *
12,668 1,617,197
KLA Corp.
769 634,048
Lam Research Corp.
12,726 13,551,281
Monolithic Power Systems, Inc.
1,499 1,231,698
NVIDIA Corp.
577,350 71,325,819
ON Semiconductor Corp. *
17,699 1,213,266
QUALCOMM, Inc.
25,393 5,057,778
Skyworks Solutions, Inc.
53,574 5,709,917
130,072,507
Software - 10 .4%
Adobe, Inc. *
15,313 8,506,984
AppLovin Corp., Class A *
23,932 1,991,621
Cadence Design Systems, Inc. *
25,455 7,833,776
Crowdstrike Holdings, Inc., Class A *
3,548 1,359,558
DocuSign, Inc., Class A *
27,687 1,481,255
Dropbox, Inc., Class A *
176,137 3,957,798
Fortinet, Inc. *
7,915 477,037
Gitlab, Inc., Class A *
21,373 1,062,666
Intuit, Inc.
600 394,326
Manhattan Associates, Inc. *
4,944 1,219,586
Microsoft Corp.
177,109 79,158,868
NCR Voyix Corp. *
38,955 481,094
Nutanix, Inc., Class A *
7,238 411,480
RingCentral, Inc., Class A *
82,560 2,328,192
Teradata Corp. *
33,371 1,153,302
Zoom Video Communications, Inc.,
Class A * 186,000 11,009,340
122,826,883
Technology Hardware, Storage & Peripherals - 8 .1%
Apple, Inc.
338,495 71,293,817
Hewlett Packard Enterprise Co.
418,657 8,862,969
HP, Inc.
283,151 9,915,948
NetApp, Inc.
7,621 981,585
Pure Storage, Inc., Class A *
68,529 4,400,247
95,454,566
Total Information Technology 387,440,805

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Materials - 1 .4%
Chemicals - 0 .5%
LyondellBasell Industries NV, Class
A 21,143 2,022,539
Mosaic Co. (The)
91,373 2,640,680
NewMarket Corp.
2,761 1,423,489
6,086,708
Construction Materials - 0 .1%
Eagle Materials, Inc. 6,222 1,353,036
Containers & Packaging - 0 .2%
Berry Global Group, Inc. 30,415 1,789,923
Metals & Mining - 0 .6%
Cleveland-Cliffs, Inc. *
115,553 1,778,361
Reliance, Inc.
17,715 5,059,404
United States Steel Corp.
5,123 193,649
7,031,414
Total Materials 16,261,081
Real Estate - 0 .3%
Specialized REITs - 0 .3%
SBA Communications Corp., REIT 15,990 3,138,837
Utilities - 0 .3%
Electric Utilities - 0 .3%
Hawaiian Electric Industries, Inc. 465,947 4,202,842
TOTAL COMMON STOCKS
(Cost $596,245,039) 1,121,278,308
SHORT-TERM INVESTMENTS - 4.4%
INVESTMENT COMPANIES - 4 .4%
Limited Purpose Cash Investment
Fund, 5.33% (a)
(Cost $52,330,511) 52,354,312 52,333,370
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $648,575,550) 1,173,611,678
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 3,403,808
NET ASSETS - 100.0% 1,177,015,486
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 81,445,016 6 .9%
Consumer Discretionary 120,257,780 10 .2
Consumer Staples 30,191,886 2 .6
Energy 60,777,226 5 .2
Financials 187,959,882 16 .0
Health Care 74,384,111 6 .3
Industrials 155,218,842 13 .2
Information Technology 387,440,805 32 .9
Materials 16,261,081 1 .4
Real Estate 3,138,837 0 .3
Utilities 4,202,842 0 .3
Investment Companies 52,333,370 4 .4
Total Investments In Securities
At Value 1,173,611,678 99 .7
Other Assets in Excess of
Liabilities ‡ 3,403,808 0 .3
Net Assets
$ 1,177,015,486 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 1 with respect to ASC 820.

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 177 9/2024 USD $ 48,865,275 $ 256,819
Net value $ 256,819

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.6%
Communication Services - 0 .8%
Diversified Telecommunication Services - 0 .0% †
IDT Corp., Class B 1,366 49,067
Interactive Media & Services - 0 .5%
Cargurus, Inc., Class A *
6,208 162,650
EverQuote, Inc., Class A *
6,521 136,028
Yelp, Inc., Class A *
5,657 209,026
507,704
Media - 0 .3%
AMC Networks, Inc., Class A *
12,812 123,764
Gannett Co., Inc. *
19,449 89,660
Gray Television, Inc.
8,486 44,127
TEGNA, Inc.
2,174 30,305
287,856
Wireless Telecommunication Services - 0 .0% †
Telephone and Data Systems, Inc. 1,954 40,506
Total Communication Services 885,133
Consumer Discretionary - 11 .7%
Automobile Components - 1 .1%
Adient plc *
2,404 59,403
American Axle & Manufacturing
Holdings, Inc. * 10,303 72,018
Dana, Inc.
2,433 29,488
Holley, Inc. *
16,747 59,954
Modine Manufacturing Co. *
3,669 367,597
Patrick Industries, Inc.
5,106 554,256
1,142,716
Automobiles - 0 .0% †
Winnebago Industries, Inc. 1,070 57,994
Distributors - 0 .1%
A-Mark Precious Metals, Inc. 2,404 77,818
Diversified Consumer Services - 1 .8%
2U, Inc. *
5,450 27,959
Adtalem Global Education, Inc. *
2,445 166,773
Chegg, Inc. *
107,944 341,103
Duolingo, Inc., Class A *
932 194,480
Frontdoor, Inc. *
1,007 34,027
Perdoceo Education Corp.
40,792 873,765
Stride, Inc. *
3,904 275,232
1,913,339
Hotels, Restaurants & Leisure - 0 .7%
Bloomin' Brands, Inc.
11,605 223,164
Brinker International, Inc. *
2,169 157,014
El Pollo Loco Holdings, Inc. *
14,144 159,969
Monarch Casino & Resort, Inc.
646 44,012
RCI Hospitality Holdings, Inc.
2,387 103,978
Target Hospitality Corp. *
3,105 27,044
715,181
INVESTMENTS SHARES VALUE ($)
Household Durables - 3 .4%
Beazer Homes USA, Inc. *
12,185 334,844
Century Communities, Inc.
659 53,814
Ethan Allen Interiors, Inc.
1,406 39,213
Green Brick Partners, Inc. *
3,118 178,474
Hovnanian Enterprises, Inc., Class
A * 3,412 484,231
KB Home
7,991 560,808
Landsea Homes Corp. *
7,827 71,930
Lovesac Co. (The) *
5,996 135,390
M/I Homes, Inc. *
3,649 445,689
Meritage Homes Corp.
1,424 230,474
Taylor Morrison Home Corp., Class
A * 14,109 782,203
Tri Pointe Homes, Inc. *
6,166 229,684
Worthington Enterprises, Inc.
778 36,823
3,583,577
Leisure Products - 0 .6%
Acushnet Holdings Corp.
1,421 90,205
JAKKS Pacific, Inc. *
18,032 322,953
MasterCraft Boat Holdings, Inc. *
5,963 112,581
Vista Outdoor, Inc. *
2,472 93,071
618,810
Specialty Retail - 3 .3%
1-800-Flowers.com, Inc., Class A *
5,907 56,235
Abercrombie & Fitch Co., Class A *
400 71,136
Academy Sports & Outdoors, Inc.
533 28,382
Asbury Automotive Group, Inc. *
2,406 548,255
Build-A-Bear Workshop, Inc.
5,092 128,675
Caleres, Inc.
5,005 168,168
Carvana Co., Class A *
794 102,204
Children's Place, Inc. (The) *
8,023 65,307
Designer Brands, Inc., Class A
19,326 131,997
Destination XL Group, Inc. *
16,203 58,979
Genesco, Inc. *
3,633 93,949
Group 1 Automotive, Inc.
2,771 823,763
Haverty Furniture Cos., Inc.
1,684 42,588
Hibbett, Inc.
456 39,768
J Jill, Inc.
1,292 45,181
ODP Corp. (The) *
7,955 312,393
Sally Beauty Holdings, Inc. *
2,816 30,216
Signet Jewelers Ltd.
4,375 391,912
Sonic Automotive, Inc., Class A
626 34,098
Stitch Fix, Inc., Class A *
32,357 134,281
Upbound Group, Inc.
3,070 94,249
Urban Outfitters, Inc. *
2,394 98,274
3,500,010
Textiles, Apparel & Luxury Goods - 0 .7%
Figs, Inc., Class A *
17,561 93,600
G-III Apparel Group Ltd. *
19,757 534,822
Vera Bradley, Inc. *
25,802 161,521
789,943
Total Consumer Discretionary 12,399,388

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples - 2 .6%
Beverages - 1 .1%
Coca-Cola Consolidated, Inc.
876 950,460
Vita Coco Co., Inc. (The) *
8,955 249,397
1,199,857
Consumer Staples Distribution & Retail - 0 .6%
Ingles Markets, Inc., Class A
7,717 529,463
SpartanNash Co.
1,939 36,376
United Natural Foods, Inc. *
2,942 38,540
604,379
Food Products - 0 .6%
Cal-Maine Foods, Inc.
521 31,839
Dole plc
2,646 32,387
John B Sanfilippo & Son, Inc.
6,083 591,085
655,311
Personal Care Products - 0 .2%
BellRing Brands, Inc. *
1,124 64,225
Edgewell Personal Care Co.
746 29,982
elf Beauty, Inc. *
237 49,940
Medifast, Inc.
3,185 69,497
213,644
Tobacco - 0 .1%
Universal Corp.
561 27,034
Vector Group Ltd.
6,859 72,500
99,534
Total Consumer Staples 2,772,725
Energy - 9 .5%
Energy Equipment & Services - 2 .7%
Archrock, Inc.
2,657 53,725
ChampionX Corp.
7,665 254,555
DMC Global, Inc. *
5,709 82,324
Helmerich & Payne, Inc.
2,802 101,264
Liberty Energy, Inc., Class A
35,816 748,196
Newpark Resources, Inc. *
5,072 42,148
Noble Corp. plc
1,016 45,364
Oil States International, Inc. *
7,807 34,663
ProPetro Holding Corp. *
44,558 386,318
Ranger Energy Services, Inc.
35,346 371,840
RPC, Inc.
13,769 86,056
Select Water Solutions, Inc., Class A
24,322 260,245
US Silica Holdings, Inc. *
6,206 95,883
Weatherford International plc *
2,457 300,860
2,863,441
Oil, Gas & Consumable Fuels - 6 .8%
Amplify Energy Corp. *
43,540 295,201
Ardmore Shipping Corp. (Ireland)
26,136 588,844
California Resources Corp.
2,701 143,747
Centrus Energy Corp., Class A *
1,289 55,105
Chord Energy Corp.
499 83,672
CONSOL Energy, Inc. *
4,905 500,457
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 6.8% (continued)
Dorian LPG Ltd.
7,568 317,553
Equitrans Midstream Corp.
17,496 227,098
FutureFuel Corp.
65,462 335,820
Granite Ridge Resources, Inc.
4,900 31,017
Gulfport Energy Corp. *
2,580 389,580
Hallador Energy Co. *
10,141 78,796
International Seaways, Inc.
7,245 428,397
Nordic American Tankers Ltd.
7,762 30,893
Par Pacific Holdings, Inc. *
1,050 26,513
PBF Energy, Inc., Class A
11,580 532,912
Peabody Energy Corp.
11,145 246,527
REX American Resources Corp. *
2,958 134,855
Ring Energy, Inc. *
85,565 144,605
Scorpio Tankers, Inc. (Monaco)
6,730 547,082
SilverBow Resources, Inc. *
10,019 379,019
Sitio Royalties Corp., Class A
3,114 73,522
SM Energy Co.
6,750 291,802
Teekay Corp. *
23,487 210,678
Teekay Tankers Ltd., Class A
(Canada) 12,672 871,960
Uranium Energy Corp. *
15,619 93,870
VAALCO Energy, Inc.
4,980 31,225
Vital Energy, Inc. *
3,138 140,645
7,231,395
Total Energy 10,094,836
Financials - 14 .3%
Banks - 7 .1%
1st Source Corp.
4,426 237,322
Amalgamated Financial Corp.
5,637 154,454
Associated Banc-Corp.
2,189 46,297
Bancorp, Inc. (The) *
6,521 246,233
Bank of Marin Bancorp
3,168 51,290
Business First Bancshares, Inc.
4,745 103,251
Cathay General Bancorp
6,118 230,771
Central Pacific Financial Corp.
6,161 130,613
Community Trust Bancorp, Inc.
2,336 101,990
CrossFirst Bankshares, Inc. *
12,704 178,110
Customers Bancorp, Inc. *
6,901 331,110
Eagle Bancorp, Inc.
7,250 137,025
First Community Bankshares, Inc.
2,312 85,174
First Financial Corp.
13,265 489,213
First Merchants Corp.
4,786 159,326
First Mid Bancshares, Inc.
1,063 34,951
First of Long Island Corp. (The)
5,460 54,709
Flushing Financial Corp.
4,751 62,476
Fulton Financial Corp.
5,753 97,686
Great Southern Bancorp, Inc.
7,773 432,256
Hancock Whitney Corp.
1,620 77,485
Hanmi Financial Corp.
21,657 362,105
Heartland Financial USA, Inc.
1,655 73,565
Heritage Commerce Corp.
17,381 151,215
Heritage Financial Corp.
1,705 30,741
Hope Bancorp, Inc.
20,831 223,725

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 7.1% (continued)
Horizon Bancorp, Inc.
3,764 46,561
Independent Bank Corp.
7,384 199,368
International Bancshares Corp.
10,172 581,940
Mercantile Bank Corp.
4,280 173,640
Metropolitan Bank Holding Corp. *
6,357 267,566
Midland States Bancorp, Inc.
15,758 356,919
NBT Bancorp, Inc.
2,515 97,079
Northfield Bancorp, Inc.
5,801 54,993
OceanFirst Financial Corp.
17,438 277,090
OFG Bancorp
3,824 143,209
Peapack-Gladstone Financial Corp.
1,615 36,580
Premier Financial Corp.
4,073 83,334
Provident Financial Services, Inc.
11,928 171,167
Sandy Spring Bancorp, Inc.
9,468 230,640
TrustCo Bank Corp.
5,633 162,061
Univest Financial Corp.
5,223 119,241
Valley National Bancorp
4,272 29,819
Veritex Holdings, Inc.
3,360 70,862
WesBanco, Inc.
1,826 50,964
Westamerica Bancorp
1,618 78,521
7,514,647
Capital Markets - 0 .6%
Brightsphere Investment Group, Inc.
4,263 94,511
Diamond Hill Investment Group, Inc.
208 29,276
Donnelley Financial Solutions, Inc. *
4,172 248,735
StoneX Group, Inc. *
2,985 224,800
Virtus Investment Partners, Inc.
373 84,242
681,564
Consumer Finance - 0 .9%
Bread Financial Holdings, Inc.
12,187 543,053
Enova International, Inc. *
2,754 171,436
Green Dot Corp., Class A *
16,797 158,732
Navient Corp.
2,234 32,527
PROG Holdings, Inc.
978 33,917
939,665
Financial Services - 2 .8%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 7,806 231,604
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 136,278
Jackson Financial, Inc., Class A
11,378 844,930
Mr Cooper Group, Inc. *
16,899 1,372,706
Pagseguro Digital Ltd., Class A
(Brazil) * 12,937 151,233
Paysafe Ltd. *
2,067 36,545
Radian Group, Inc.
1,781 55,389
StoneCo Ltd., Class A (Brazil) *
10,520 126,135
2,954,820
Insurance - 2 .6%
American Coastal Insurance Corp. *
10,032 105,838
Employers Holdings, Inc.
13,872 591,364
Genworth Financial, Inc., Class A *
80,234 484,613
INVESTMENTS SHARES VALUE ($)
Insurance - 2.6% (continued)
HCI Group, Inc.
790 72,814
James River Group Holdings Ltd.
53,897 416,624
ProAssurance Corp. *
2,478 30,281
Selective Insurance Group, Inc.
4,313 404,689
SiriusPoint Ltd. *
7,840 95,648
Stewart Information Services Corp.
3,042 188,847
Universal Insurance Holdings, Inc.
19,679 369,178
2,759,896
Mortgage Real Estate Investment Trusts (REITs) - 0 .3%
Apollo Commercial Real Estate
Finance, Inc. 10,665 104,410
Arbor Realty Trust, Inc.
6,322 90,721
Blackstone Mortgage Trust, Inc.,
Class A 9,163 159,620
354,751
Total Financials 15,205,343
Health Care - 11 .1%
Biotechnology - 6 .1%
ACADIA Pharmaceuticals, Inc. *
4,832 78,520
ADMA Biologics, Inc. *
30,828 344,657
Alkermes plc *
37,148 895,267
Amicus Therapeutics, Inc. *
15,837 157,103
Arcellx, Inc. *
2,501 138,030
Ardelyx, Inc. *
6,541 48,469
Bluebird Bio, Inc. *
100,245 98,661
CareDx, Inc. *
6,304 97,901
Catalyst Pharmaceuticals, Inc. *
45,441 703,881
Cerevel Therapeutics Holdings,
Inc. * 2,765 113,061
Cytokinetics, Inc. *
3,638 197,107
Eagle Pharmaceuticals, Inc. *
96,256 539,034
Emergent BioSolutions, Inc. *
13,007 88,708
Entrada Therapeutics, Inc. *
2,614 37,250
Halozyme Therapeutics, Inc. *
6,000 314,160
Insmed, Inc. *
6,637 444,679
Kiniksa Pharmaceuticals
International plc * 8,824 164,744
Krystal Biotech, Inc. *
1,711 314,208
MacroGenics, Inc. *
8,898 37,817
Madrigal Pharmaceuticals, Inc. *
595 166,695
Organogenesis Holdings, Inc., Class
A * 178,242 499,078
PDL BioPharma, Inc. (3)*
32,677 2,663
Protagonist Therapeutics, Inc. *
1,159 40,159
Rhythm Pharmaceuticals, Inc. *
2,496 102,486
Vericel Corp. *
2,997 137,502
Viking Therapeutics, Inc. *
4,745 251,532
Voyager Therapeutics, Inc. *
58,508 462,798
Y-mAbs Therapeutics, Inc. *
2,801 33,836
6,510,006

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1 .3%
Axonics, Inc. *
1,936 130,157
Integer Holdings Corp. *
268 31,032
Lantheus Holdings, Inc. *
1,776 142,595
LeMaitre Vascular, Inc.
1,143 94,046
OraSure Technologies, Inc. *
46,484 198,022
Semler Scientific, Inc. *
16,633 572,175
Tactile Systems Technology, Inc. *
10,052 120,021
Zimvie, Inc. *
1,801 32,868
Zynex, Inc. *
4,657 43,403
1,364,319
Health Care Providers & Services - 2 .0%
AdaptHealth Corp., Class A *
20,545 205,450
Community Health Systems, Inc. *
29,250 98,280
CorVel Corp. *
2,410 612,791
Cross Country Healthcare, Inc. *
7,753 107,301
Ensign Group, Inc. (The)
3,439 425,370
Owens & Minor, Inc. *
13,262 179,037
Patterson Cos., Inc.
5,749 138,666
Pediatrix Medical Group, Inc. *
24,187 182,612
PetIQ, Inc., Class A *
3,645 80,409
Select Medical Holdings Corp.
1,101 38,601
2,068,517
Life Sciences Tools & Services - 0 .0% †
Singular Genomics Systems, Inc. * 252 2,129
Pharmaceuticals - 1 .7%
Amneal Pharmaceuticals, Inc. *
61,522 390,665
Amphastar Pharmaceuticals, Inc. *
3,261 130,440
Amylyx Pharmaceuticals, Inc. *
254,005 482,609
Corcept Therapeutics, Inc. *
15,077 489,852
EyePoint Pharmaceuticals, Inc. *
9,325 81,128
Harmony Biosciences Holdings,
Inc. * 1,411 42,570
Innoviva, Inc. *
10,365 169,986
Prestige Consumer Healthcare,
Inc. * 488 33,599
Supernus Pharmaceuticals, Inc. *
1,006 26,910
1,847,759
Total Health Care 11,792,730
Industrials - 20 .7%
Aerospace & Defense - 0 .6%
AAR Corp. *
1,965 142,855
Ducommun, Inc. *
1,921 111,533
Moog, Inc., Class A
1,353 226,357
National Presto Industries, Inc.
997 74,905
V2X, Inc. *
732 35,107
590,757
Air Freight & Logistics - 0 .2%
Hub Group, Inc., Class A 4,758 204,832
INVESTMENTS SHARES VALUE ($)
Building Products - 2 .5%
American Woodmark Corp. *
789 62,015
Apogee Enterprises, Inc.
12,449 782,233
Insteel Industries, Inc.
7,233 223,934
JELD-WEN Holding, Inc. *
2,571 34,631
Masterbrand, Inc. *
18,473 271,184
Quanex Building Products Corp.
5,172 143,006
UFP Industries, Inc.
10,124 1,133,888
2,650,891
Commercial Services & Supplies - 1 .0%
ACCO Brands Corp.
35,378 166,277
Cimpress plc (Ireland) *
776 67,985
Deluxe Corp.
2,272 51,029
Ennis, Inc.
5,975 130,793
Interface, Inc., Class A
14,577 213,990
MillerKnoll, Inc.
1,146 30,358
Steelcase, Inc., Class A
29,680 384,653
1,045,085
Construction & Engineering - 4 .3%
API Group Corp. *
5,691 214,152
Arcosa, Inc.
3,143 262,158
Argan, Inc.
6,770 495,293
Comfort Systems USA, Inc.
2,375 722,285
Fluor Corp. *
2,352 102,430
IES Holdings, Inc. *
1,107 154,238
Limbach Holdings, Inc. *
8,047 458,116
MYR Group, Inc. *
5,868 796,346
Sterling Infrastructure, Inc. *
7,551 893,585
Tutor Perini Corp. *
22,305 485,803
4,584,406
Electrical Equipment - 1 .1%
Array Technologies, Inc. *
6,223 63,848
Atkore, Inc.
4,053 546,871
Encore Wire Corp.
588 170,420
Energy Vault Holdings, Inc. *
161,490 153,351
FTC Solar, Inc. *
82,727 29,203
Powell Industries, Inc.
999 143,256
Preformed Line Products Co.
748 93,156
1,200,105
Ground Transportation - 0 .6%
ArcBest Corp.
3,638 389,557
Covenant Logistics Group, Inc.,
Class A 5,641 278,045
667,602
Machinery - 4 .2%
Blue Bird Corp. *
10,787 580,880
Commercial Vehicle Group, Inc. *
7,519 36,843
Federal Signal Corp.
2,937 245,739
Greenbrier Cos., Inc. (The)
568 28,144
Hyster-Yale, Inc.
3,997 278,711
Manitowoc Co., Inc. (The) *
31,390 361,927
Mueller Industries, Inc.
24,918 1,418,831
Proto Labs, Inc. *
3,501 108,146

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 4.2% (continued)
REV Group, Inc.
23,986 597,011
Shyft Group, Inc. (The)
3,057 36,256
Standex International Corp.
367 59,142
Terex Corp.
6,014 329,808
Wabash National Corp.
19,839 433,284
4,514,722
Marine Transportation - 1 .8%
Costamare, Inc. (Monaco)
47,064 773,262
Genco Shipping & Trading Ltd.
5,937 126,517
Matson, Inc.
2,797 366,323
Pangaea Logistics Solutions Ltd.
13,402 104,938
Safe Bulkers, Inc. (Monaco)
84,820 493,652
1,864,692
Passenger Airlines - 0 .2%
Blade Air Mobility, Inc. *
19,634 68,326
SkyWest, Inc. *
1,956 160,529
228,855
Professional Services - 1 .3%
Barrett Business Services, Inc.
8,892 291,391
CSG Systems International, Inc.
749 30,836
IBEX Holdings Ltd. *
5,847 94,605
Kelly Services, Inc., Class A
20,981 449,203
Kforce, Inc.
5,911 367,251
Legalzoom.com, Inc. *
8,742 73,345
Resources Connection, Inc.
6,059 66,891
1,373,522
Trading Companies & Distributors - 2 .9%
BlueLinx Holdings, Inc. *
4,333 403,359
Boise Cascade Co.
10,064 1,199,830
DNOW, Inc. *
8,573 117,707
DXP Enterprises, Inc. *
1,041 47,720
GMS, Inc. *
7,975 642,865
Karat Packaging, Inc.
1,914 56,616
McGrath RentCorp
969 103,247
Rush Enterprises, Inc., Class A
11,459 479,788
3,051,132
Total Industrials 21,976,601
Information Technology - 19 .2%
Communications Equipment - 0 .1%
Aviat Networks, Inc. *
986 28,288
Extreme Networks, Inc. *
3,530 47,479
75,767
Electronic Equipment, Instruments & Components - 5 .0%
Arlo Technologies, Inc. *
50,120 653,565
Bel Fuse, Inc., Class B
2,091 136,417
Benchmark Electronics, Inc.
3,100 122,326
Daktronics, Inc. *
35,802 499,438
ePlus, Inc. *
6,394 471,110
Fabrinet (Thailand) *
2,096 513,080
Insight Enterprises, Inc. *
6,778 1,344,484
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 5.0%
(continued)
Kimball Electronics, Inc. *
3,423 75,237
PC Connection, Inc.
6,496 417,043
Sanmina Corp. *
10,460 692,975
ScanSource, Inc. *
6,789 300,821
TTM Technologies, Inc. *
2,115 41,094
Vishay Intertechnology, Inc.
1,424 31,755
5,299,345
IT Services - 0 .5%
Hackett Group, Inc. (The)
9,556 207,556
Perficient, Inc. *
680 50,857
Squarespace, Inc., Class A *
3,885 169,503
Unisys Corp. *
18,022 74,431
502,347
Semiconductors & Semiconductor Equipment - 4 .1%
ACM Research, Inc., Class A *
8,519 196,448
Amkor Technology, Inc.
24,527 981,571
Axcelis Technologies, Inc. *
2,645 376,093
Diodes, Inc. *
5,446 391,731
FormFactor, Inc. *
6,265 379,220
inTEST Corp. *
15,293 151,095
NVE Corp.
434 32,415
Onto Innovation, Inc. *
1,983 435,388
Photronics, Inc. *
23,311 575,082
Rambus, Inc. *
2,331 136,970
SMART Global Holdings, Inc. *
13,121 300,077
Synaptics, Inc. *
1,422 125,420
Ultra Clean Holdings, Inc. *
6,059 296,891
4,378,401
Software - 6 .6%
8x8, Inc. *
117,635 261,150
ACI Worldwide, Inc. *
1,023 40,501
Adeia, Inc.
11,411 127,632
Amplitude, Inc., Class A *
3,381 30,091
Appfolio, Inc., Class A *
581 142,095
Aurora Innovation, Inc. *
13,718 37,999
Blackbaud, Inc. *
1,709 130,175
Cerence, Inc. *
5,750 16,272
Cleanspark, Inc. *
13,483 215,054
Clear Secure, Inc., Class A
12,585 235,465
CommVault Systems, Inc. *
3,568 433,762
Consensus Cloud Solutions, Inc. *
26,541 455,974
CS Disco, Inc. *
5,281 31,475
Daily Journal Corp. *
470 185,406
Digital Turbine, Inc. *
68,709 114,057
Everbridge, Inc. *
2,042 71,450
EverCommerce, Inc. *
3,012 33,072
Expensify, Inc., Class A *
101,368 151,038
InterDigital, Inc.
4,625 539,090
LiveRamp Holdings, Inc. *
5,263 162,837
Marathon Digital Holdings, Inc. *
5,050 100,242
MicroStrategy, Inc., Class A *
433 596,449
Mitek Systems, Inc. *
11,190 125,104

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 6.6% (continued)
ON24, Inc. *
10,193 61,260
OneSpan, Inc. *
6,671 85,522
Progress Software Corp.
5,680 308,197
Qualys, Inc. *
6,165 879,129
Sapiens International Corp. NV
(Israel) 1,145 38,850
SolarWinds Corp.
12,078 145,540
SPS Commerce, Inc. *
3,897 733,259
Terawulf, Inc. *
24,834 110,511
Verint Systems, Inc. *
3,278 105,552
Workiva, Inc. *
888 64,815
Xperi, Inc. *
8,159 66,985
Yext, Inc. *
12,496 66,854
Zeta Global Holdings Corp., Class
A * 8,754 154,508
7,057,372
Technology Hardware, Storage & Peripherals - 2 .9%
Eastman Kodak Co. *
113,107 608,516
Immersion Corp.
62,399 587,174
Super Micro Computer, Inc. *
2,076 1,700,970
Turtle Beach Corp. *
8,520 122,177
Xerox Holdings Corp.
10,514 122,173
3,141,010
Total Information Technology 20,454,242
Materials - 3 .3%
Chemicals - 0 .3%
Core Molding Technologies, Inc. *
7,532 120,060
Koppers Holdings, Inc.
3,235 119,662
Orion SA (Germany)
2,222 48,751
288,473
Construction Materials - 0 .1%
Knife River Corp. *
2,158 151,362
United States Lime & Minerals, Inc.
82 29,863
181,225
Metals & Mining - 2 .9%
Alpha Metallurgical Resources, Inc.
992 278,286
Arch Resources, Inc.
872 132,745
Commercial Metals Co.
16,408 902,276
Constellium SE, Class A *
16,716 315,097
Metallus, Inc. *
16,003 324,381
Olympic Steel, Inc.
8,744 391,994
Ramaco Resources, Inc., Class A
4,278 53,261
Ryerson Holding Corp.
8,939 174,310
SunCoke Energy, Inc.
15,698 153,840
Warrior Met Coal, Inc.
5,463 342,912
3,069,102
Total Materials 3,538,800
INVESTMENTS SHARES VALUE ($)
Real Estate - 0 .4%
Office REITs - 0 .1%
Piedmont Office Realty Trust, Inc.,
Class A, REIT 13,987 101,406
Real Estate Management & Development - 0 .3%
Forestar Group, Inc. * 11,508 368,141
Total Real Estate 469,547
TOTAL COMMON STOCKS
(Cost $59,116,103) 99,589,345
SHORT-TERM INVESTMENTS - 6.0%
INVESTMENT COMPANIES - 6 .0%
Limited Purpose Cash Investment
Fund, 5.33% (a)
(Cost $6,385,948) 6,388,850 6,386,294
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $65,502,051) 105,975,639
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% ‡ 414,885
NET ASSETS - 100.0% 106,390,524
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 885,133 0 .8%
Consumer Discretionary 12,399,388 11 .7
Consumer Staples 2,772,725 2 .6
Energy 10,094,836 9 .5
Financials 15,205,343 14 .3
Health Care 11,792,730 11 .1
Industrials 21,976,601 20 .7
Information Technology 20,454,242 19 .2
Materials 3,538,800 3 .3
Real Estate 469,547 0 .4
Investment Companies 6,386,294 6 .0
Total Investments In Securities
At Value 105,975,639 99 .6
Other Assets in Excess of
Liabilities ‡ 414,885 0 .4
Net Assets
$ 106,390,524 100 .0%

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 54 9/2024 USD $ 5,575,500 $ (33,626)
Net value $ (33,626)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.4%
Australia - 5 .3%
Ampol Ltd. 7,317 157,378
ANZ Group Holdings Ltd. 8,697 163,397
Aristocrat Leisure Ltd. 110,751 3,667,578
BHP Group Ltd. 270,647 7,735,621
BlueScope Steel Ltd. 470,470 6,386,462
Brambles Ltd. 190,221 1,835,620
Fortescue Ltd. 487,877 6,945,641
Orica Ltd. 57,404 681,723
Origin Energy Ltd. 176,713 1,278,512
Rio Tinto Ltd. 8,995 712,511
Santos Ltd. 68,370 346,870
Tabcorp Holdings Ltd. 57,040 26,465
Telstra Group Ltd. 339,441 819,485
30,757,263
Austria - 0 .3%
Mondi plc (1) 76,526 1,468,944
Belgium - 0 .5%
Ageas SA/NV 56,782 2,590,779
Groupe Bruxelles Lambert NV 1,467 104,453
2,695,232
Canada - 10 .2%
Air Canada (1)* 166,993 2,184,989
ARC Resources Ltd. (1) 139,020 2,480,522
Bank of Montreal (1) 9,286 779,439
Bank of Nova Scotia (The) (1) 25,211 1,153,251
CAE, Inc. (1)* 20,904 388,268
Canadian Apartment Properties,
REIT (1) 3,482 113,135
Canadian Imperial Bank of
Commerce (1) 3,612 171,749
Canadian Pacific Kansas City Ltd.
(1) 8,837 695,953
Canadian Tire Corp. Ltd., Class
A (1) 8,795 872,653
CCL Industries, Inc., Class B (1) 4,615 242,683
CGI, Inc. (1)* 27,366 2,731,499
Constellation Software, Inc. (1) 143 412,038
Enbridge, Inc. (1) 23,023 819,071
Fairfax Financial Holdings Ltd. (1) 6,620 7,531,087
Great-West Lifeco, Inc. (1) 6,006 175,213
iA Financial Corp., Inc. (1) 12,987 815,550
Imperial Oil Ltd. (1) 72,342 4,932,613
Intact Financial Corp. (1) 3,695 615,838
Loblaw Cos. Ltd. (1) 9,400 1,090,443
Manulife Financial Corp. (1) 213,943 5,697,119
MEG Energy Corp. (1)* 80,365 1,719,443
National Bank of Canada (1) 4,864 385,799
Onex Corp. (1) 12,416 844,221
Open Text Corp. (1) 56,064 1,683,498
Parkland Corp. (1) 54,655 1,532,122
Power Corp. of Canada (1) 5,259 146,155
Royal Bank of Canada (1) 23,203 2,470,317
Suncor Energy, Inc. (1) 171,725 6,546,149
TFI International, Inc. (1) 32,739 4,753,682
Thomson Reuters Corp. (1) 10,563 1,780,588
Toronto-Dominion Bank (The) (1) 9,710 533,747
INVESTMENTS SHARES VALUE ($)
Canada - 10.2% (continued)
West Fraser Timber Co. Ltd. (1) 30,553 2,346,554
58,645,388
China - 1 .0%
BOC Hong Kong Holdings Ltd. 1,302,000 4,017,574
SITC International Holdings Co.
Ltd. 536,000 1,453,412
Wilmar International Ltd. 94,600 215,713
5,686,699
Denmark - 3 .8%
AP Moller - Maersk A/S, Class B 150 260,152
Danske Bank A/S 46,464 1,385,837
Genmab A/S * 1,322 331,285
Novo Nordisk A/S, Class B 86,044 12,311,594
Pandora A/S 31,882 4,798,656
ROCKWOOL A/S, Class B 6,718 2,723,338
21,810,862
Finland - 0 .4%
Nokia OYJ 124,892 475,347
Wartsila OYJ Abp 107,581 2,085,595
2,560,942
France - 8 .3%
AXA SA 118,661 3,888,667
BNP Paribas SA 65,235 4,171,916
Carrefour SA 139,187 1,972,316
Cie de Saint-Gobain SA 90,253 7,019,350
Credit Agricole SA 63,659 869,239
Dassault Aviation SA 12,815 2,320,633
Eiffage SA 1,518 139,514
Ipsen SA 15,556 1,911,192
Publicis Groupe SA 55,405 5,885,065
Societe Generale SA 167,569 3,939,727
Sodexo SA 26,059 2,347,420
TotalEnergies SE 148,521 9,944,040
Unibail-Rodamco-Westfield, REIT * 4,856 383,755
Worldline SA *(a) 263,015 2,866,242
47,659,076
Germany - 7 .2%
Allianz SE (Registered) 3,857 1,071,208
Bayerische Motoren Werke AG 4,147 392,271
Bechtle AG 8,115 381,720
Brenntag SE 37,884 2,555,653
Commerzbank AG 362,677 5,501,173
Daimler Truck Holding AG 75,774 3,022,105
Deutsche Bank AG (Registered) 477,134 7,625,822
Deutsche Boerse AG 5,597 1,144,008
Fresenius SE & Co. KGaA * 12,270 366,558
Hannover Rueck SE 2,264 573,105
Heidelberg Materials AG 3,572 369,252
Knorr-Bremse AG 10,969 838,415
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 13,618 6,808,391
Rational AG 364 301,800
Rheinmetall AG 1,633 832,202
RWE AG 18,910 648,714

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 7.2% (continued)
SAP SE 33,372 6,703,620
Siemens Energy AG * 3,772 98,353
Talanx AG 30,662 2,443,444
41,677,814
Hong Kong - 1 .2%
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,033,702
Link, REIT 39,000 151,451
Swire Pacific Ltd., Class A 122,000 1,077,090
WH Group Ltd. (a) 7,203,000 4,741,061
7,003,304
Italy - 2 .8%
Coca-Cola HBC AG 45,952 1,563,940
Leonardo SpA 277,680 6,433,516
UniCredit SpA 215,914 7,990,119
15,987,575
Japan - 20 .3%
Aisin Corp. 71,200 2,326,017
Brother Industries Ltd. 66,700 1,178,202
Dai Nippon Printing Co. Ltd. 18,200 614,079
Dai-ichi Life Holdings, Inc. 127,900 3,425,143
Daito Trust Construction Co. Ltd. 19,000 1,966,717
Disco Corp. 11,500 4,380,346
Fujitsu Ltd. 124,000 1,944,752
Hikari Tsushin, Inc. 1,500 280,981
Honda Motor Co. Ltd. 126,000 1,354,499
Isuzu Motors Ltd. 21,400 284,502
ITOCHU Corp. 105,100 5,166,527
Japan Post Holdings Co. Ltd. 118,200 1,174,876
Japan Post Insurance Co. Ltd. 265,300 5,159,588
Japan Tobacco, Inc. 35,000 947,781
Koito Manufacturing Co. Ltd. 293,000 4,039,385
LY Corp. 69,900 168,785
M3, Inc. 12,400 118,643
Marubeni Corp. 68,100 1,262,749
Mazda Motor Corp. 726,800 7,007,085
MEIJI Holdings Co. Ltd. 9,100 196,816
Mitsubishi Electric Corp. 10,000 160,251
MS&AD Insurance Group
Holdings, Inc. 196,900 4,395,993
Nexon Co. Ltd. 408,300 7,596,115
Nintendo Co. Ltd. 7,800 416,532
Nippon Steel Corp. 34,200 724,986
Nippon Yusen KK 30,300 884,061
Nitto Denko Corp. 2,300 182,429
Obayashi Corp. 120,600 1,441,218
Obic Co. Ltd. 2,500 322,581
Ono Pharmaceutical Co. Ltd. 469,200 6,410,830
Oracle Corp. Japan 31,100 2,146,037
ORIX Corp. 63,200 1,400,757
Osaka Gas Co. Ltd. 35,100 775,721
Otsuka Corp. 286,600 5,527,975
Otsuka Holdings Co. Ltd. 24,200 1,022,371
Renesas Electronics Corp. 231,100 4,382,730
SCREEN Holdings Co. Ltd. 37,200 3,372,510
SCSK Corp. 27,800 556,181
Shionogi & Co. Ltd. 69,200 2,695,239
INVESTMENTS SHARES VALUE ($)
Japan - 20.3% (continued)
Sompo Holdings, Inc. 142,800 3,059,304
Square Enix Holdings Co. Ltd. 93,700 2,823,253
Subaru Corp. 345,200 7,340,802
SUMCO Corp. 26,500 383,344
Sumitomo Corp. 35,800 899,366
Tokyo Electric Power Co. Holdings,
Inc. * 589,200 3,172,832
Tokyo Electron Ltd. 18,300 4,005,878
TOPPAN Holdings, Inc. 104,300 2,893,332
Toyota Tsusho Corp. 190,500 3,722,965
Trend Micro, Inc. 31,200 1,271,737
116,984,803
Luxembourg - 0 .7%
ArcelorMittal SA 183,139 4,195,580
Netherlands - 5 .6%
ABN AMRO Bank NV, CVA (a) 186,782 3,067,647
Adyen NV *(a) 1,742 2,068,931
ASM International NV 5,858 4,477,714
ASML Holding NV 4,951 5,045,893
BE Semiconductor Industries NV 28,732 4,799,718
ING Groep NV 109,319 1,878,391
Koninklijke Ahold Delhaize NV 78,141 2,299,463
NN Group NV 58,774 2,731,725
Wolters Kluwer NV 35,973 5,940,518
32,310,000
Singapore - 0 .6%
CapitaLand Integrated Commercial
Trust, REIT 156,096 227,268
Genting Singapore Ltd. 256,100 162,788
Oversea-Chinese Banking Corp.
Ltd. 18,800 199,645
Singapore Airlines Ltd. 77,400 393,267
STMicroelectronics NV 62,738 2,457,317
3,440,285
Spain - 2 .9%
ACS Actividades de Construccion
y Servicios SA 8,135 351,367
Banco Bilbao Vizcaya Argentaria
SA 481,232 4,830,843
Banco Santander SA 848,364 3,947,246
Repsol SA 478,116 7,582,287
16,711,743
Sweden - 3 .2%
Alfa Laval AB 5,091 222,943
Atlas Copco AB, Class B 42,828 691,556
Evolution AB (a) 36,156 3,763,456
Getinge AB, Class B 9,364 159,056
Hexagon AB, Class B 16,342 185,175
Investor AB, Class B 44,280 1,213,408
Saab AB, Class B 72,444 1,740,457
SKF AB, Class B 268,267 5,391,430
Telefonaktiebolaget LM Ericsson,
Class B 67,988 422,016
Volvo AB, Class B 128,723 3,307,465

Schedule of Investments
June 30, 2024 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.2% (continued)
Volvo Car AB, Class B * 476,109 1,472,127
18,569,089
Switzerland - 5 .4%
ABB Ltd. (Registered) 130,891 7,258,027
Adecco Group AG (Registered) 4,491 148,988
BKW AG 3,742 597,285
Logitech International SA
(Registered) 21,168 2,037,226
Novartis AG (Registered) 123,979 13,200,252
Sandoz Group AG 21,490 778,970
Schindler Holding AG 7,784 1,953,034
Temenos AG (Registered) 9,207 634,465
UBS Group AG (Registered) 137,251 4,031,085
Zurich Insurance Group AG 959 510,855
31,150,187
United Kingdom - 9 .7%
3i Group plc 30,804 1,187,214
Associated British Foods plc 30,849 963,225
AstraZeneca plc 2,126 330,876
BAE Systems plc 481,355 8,017,755
Barclays plc 2,912,204 7,695,259
British American Tobacco plc 52,898 1,625,010
BT Group plc 1,750,605 3,103,565
Centrica plc 4,027,266 6,864,460
DCC plc 15,707 1,096,221
HSBC Holdings plc 772,459 6,667,874
Imperial Brands plc 24,800 634,603
JD Sports Fashion plc 243,020 364,928
Kingfisher plc 52,609 164,965
Lloyds Banking Group plc 751,673 518,441
London Stock Exchange Group plc 9,002 1,067,443
Melrose Industries plc 60,232 419,482
Next plc 4,263 486,485
Rolls-Royce Holdings plc * 1,324,822 7,608,771
Standard Chartered plc 369,223 3,333,886
Tesco plc 805,457 3,111,297
Vodafone Group plc 728,184 644,326
55,906,086
United States - 5 .0%
BP plc 1,231,641 7,415,436
Holcim AG 14,221 1,257,024
James Hardie Industries plc,
CHESS * 12,915 404,209
Nestle SA (Registered) 15,005 1,531,625
Roche Holding AG 11,616 3,218,315
Shell plc 191,540 6,870,157
Stellantis NV 170,695 3,374,419
Swiss Re AG 39,759 4,929,201
29,000,386
TOTAL COMMON STOCKS
(Cost $417,959,633) 544,221,258
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.1%
Germany - 0 .1%
Volkswagen AG (Preference)
(Cost $329,839) 2,713 306,335
SHORT-TERM INVESTMENTS - 4.9%
INVESTMENT COMPANIES - 4 .9%
Limited Purpose Cash Investment
Fund, 5.33% (1)(b)
(Cost $28,495,714) 28,509,728 28,498,324
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $446,785,186) 573,025,917
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% ‡ 3,323,250
NET ASSETS - 100.0% 576,349,167
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 21,457,126 3 .7%
Consumer Discretionary 44,552,837 7 .7
Consumer Staples 20,893,291 3 .6
Energy 50,346,087 8 .7
Financials 148,003,041 25 .7
Health Care 42,855,181 7 .4
Industrials 103,589,949 18 .0
Information Technology 61,919,520 10 .8
Materials 33,653,620 5 .9
Real Estate 3,919,416 0 .7
Utilities 13,337,525 2 .3
Investment Companies 28,498,324 4 .9
Total Investments In Securities
At Value 573,025,917 99 .4
Other Assets in Excess of
Liabilities ‡ 3,323,250 0 .6
Net Assets
$ 576,349,167 100 .0%

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2024 amounted to $16,507,337, which represents 2.86% of net assets of the Fund.
(b) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 221 9/2024 USD $ 25,892,360 $ 97,808
Net value $ 97,808

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.9%
Brazil - 2.1%
Banco do Brasil SA (1) 1,136,800 5,431,734
BB Seguridade Participacoes SA
(1) 23,700 139,611
Gerdau SA, ADR (1) 653,518 2,156,609
Ultrapar Participacoes SA (1) 59,200 228,747
Vibra Energia SA (1) 672,200 2,513,189
10,469,890
Chile - 0.7%
Banco de Chile (1) 1,266,858 141,366
Cencosud SA (1) 1,270,249 2,395,933
Cia Sud Americana de Vapores
SA (1) 2,821,855 179,198
Enel Chile SA, ADR (1) 245,328 686,918
3,403,415
China - 24.7%
Agricultural Bank of China Ltd.,
Class A 577,700 345,059
Alibaba Group Holding Ltd. 511,804 4,612,807
Anhui Conch Cement Co. Ltd.,
Class A 66,323 214,136
Autohome, Inc., ADR (1) 19,953 547,710
Baidu, Inc., Class A * 393,250 4,257,344
Bank of Beijing Co. Ltd., Class A 535,278 427,760
Bank of China Ltd., Class A 573,300 362,652
Bank of China Ltd., Class H 3,488,000 1,718,911
Bank of Communications Co. Ltd.,
Class A 366,400 374,732
Bank of Communications Co. Ltd.,
Class H 563,000 441,325
Bank of Ningbo Co. Ltd., Class A 55,900 168,515
Bank of Shanghai Co. Ltd., Class A 214,111 212,783
Baoshan Iron & Steel Co. Ltd.,
Class A 697,722 634,829
Beijing Enterprises Holdings Ltd. 100,500 337,175
BOE Technology Group Co. Ltd.,
Class A 1,583,900 886,482
BYD Co. Ltd., Class A 30,400 1,039,991
China CITIC Bank Corp. Ltd.,
Class H * 7,111,000 4,555,996
China Communications Services
Corp. Ltd., Class H 860,000 463,322
China Construction Bank Corp.,
Class H 14,581,000 10,778,597
China Everbright Bank Co. Ltd.,
Class A 505,900 219,659
China Everbright Bank Co. Ltd.,
Class H * 1,308,000 406,569
China Feihe Ltd. (a) 291,000 134,244
China Hongqiao Group Ltd. 2,875,000 4,338,674
China Medical System Holdings
Ltd. 1,124,000 953,042
China Merchants Bank Co. Ltd.,
Class A 103,158 482,556
China Merchants Port Holdings
Co. Ltd. 172,000 255,578
China Merchants Securities Co.
Ltd., Class A 225,800 429,434
INVESTMENTS SHARES VALUE ($)
China - 24.7% (continued)
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A * 122,100 146,571
China Minsheng Banking Corp.
Ltd., Class A * 333,155 172,909
China Minsheng Banking Corp.
Ltd., Class H 1,676,500 579,356
China Overseas Land &
Investment Ltd. 287,500 497,654
China Pacific Insurance Group Co.
Ltd., Class A * 59,300 225,647
China Petroleum & Chemical
Corp., Class A 446,400 386,087
China Resources Land Ltd. 558,000 1,900,734
China State Construction
Engineering Corp. Ltd., Class A 1,076,500 782,670
China Taiping Insurance Holdings
Co. Ltd. 1,606,400 1,637,611
China Tourism Group Duty Free
Corp. Ltd., Class A 28,792 245,596
China Vanke Co. Ltd., Class A 140,400 132,869
China Yangtze Power Co. Ltd.,
Class A (1) 93,300 369,601
CITIC Ltd. 6,394,000 5,810,783
CITIC Securities Co. Ltd., Class A 143,965 358,190
Far East Horizon Ltd. (1) 1,598,000 1,039,543
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 45,867 216,163
Geely Automobile Holdings Ltd. 1,938,000 2,179,084
Guotai Junan Securities Co. Ltd.,
Class A 88,600 164,088
Haier Smart Home Co. Ltd., Class
A 212,400 823,376
Haitong Securities Co. Ltd., Class
A 175,200 204,898
Horizon Construction Development
Ltd. (1)* 295,925 56,843
Huatai Securities Co. Ltd., Class A 128,200 217,001
Huaxia Bank Co. Ltd., Class A 273,900 239,978
Industrial & Commercial Bank of
China Ltd., Class A 329,800 257,390
Industrial & Commercial Bank of
China Ltd., Class H 546,000 324,531
Industrial Bank Co. Ltd., Class A * 145,390 350,619
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 148,900 526,332
JD.com, Inc., Class A 400,250 5,198,154
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A * 167,838 882,950
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 27,100 299,301
KE Holdings, Inc., ADR (1) 55,797 789,528
Kingsoft Corp. Ltd. 155,600 448,186
Kuaishou Technology *(a) 659,000 3,868,234
Kunlun Energy Co. Ltd. 3,616,000 3,741,372
Kweichow Moutai Co. Ltd., Class A 700 140,374
Kweichow Moutai Co. Ltd., Class A 6,700 1,343,578
Lenovo Group Ltd. 2,794,000 3,921,092
Li Auto, Inc., Class A * 121,000 1,083,613
Luxshare Precision Industry Co.
Ltd., Class A * 199,507 1,071,076

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
China - 24.7% (continued)
Luzhou Laojiao Co. Ltd., Class A 27,900 547,238
Luzhou Laojiao Co. Ltd., Class A 7,800 152,991
Meituan, Class B *(a) 127,980 1,819,145
NARI Technology Co. Ltd., Class A 369,149 1,259,431
NetEase, Inc. 39,200 748,560
New China Life Insurance Co. Ltd.,
Class A 36,300 148,711
New Oriental Education &
Technology Group, Inc. * 315,000 2,421,127
PDD Holdings, Inc., ADR (1)* 38,287 5,090,257
PetroChina Co. Ltd., Class A 421,600 595,015
PICC Property & Casualty Co. Ltd.,
Class H * 2,018,000 2,501,834
Ping An Bank Co. Ltd., Class A 151,385 210,156
Ping An Insurance Group Co. of
China Ltd., Class A 48,800 275,744
Poly Developments and Holdings
Group Co. Ltd., Class A * 124,300 148,919
Qifu Technology, Inc., ADR (1) 10,480 206,770
SAIC Motor Corp. Ltd., Class A 157,800 299,297
Sany Heavy Industry Co. Ltd.,
Class A 21,600 48,761
Sany Heavy Industry Co. Ltd.,
Class A 202,000 456,006
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 158,714
Shanghai Pudong Development
Bank Co. Ltd., Class A 4,300 4,841
Shenwan Hongyuan Group Co.
Ltd., Class A 354,200 208,831
Sinopharm Group Co. Ltd., Class
H 702,800 1,869,099
Sinotruk Hong Kong Ltd. 1,211,000 3,143,591
Tencent Holdings Ltd. 306,900 14,559,436
Tencent Music Entertainment
Group, ADR (1) 161,166 2,264,382
Topsports International Holdings
Ltd. (a) 223,000 118,413
Wuliangye Yibin Co. Ltd., Class A * 30,100 526,642
Wuliangye Yibin Co. Ltd., Class A * 7,382 129,158
Xiaomi Corp., Class B *(a) 542,200 1,139,816
Yadea Group Holdings Ltd. (a) 250,000 314,521
Yum China Holdings, Inc. (1) 31,605 974,698
124,575,568
Hong Kong - 0.2%
Orient Overseas International Ltd. 60,500 983,138
Hungary - 0.1%
OTP Bank Nyrt. 7,468 370,436
India - 17.7%
ABB India Ltd. 28,184 2,868,443
Axis Bank Ltd., GDR (1)(b) 10,898 828,248
Bajaj Auto Ltd. 49,275 5,613,523
Bank of Baroda 270,221 890,636
Bharat Electronics Ltd. 1,112,285 4,070,573
Bharat Petroleum Corp. Ltd. 1,177,832 4,285,224
Cipla Ltd. 46,893 831,169
Coal India Ltd. 1,116,886 6,327,817
Colgate-Palmolive India Ltd. 10,661 363,057
INVESTMENTS SHARES VALUE ($)
India - 17.7% (continued)
DLF Ltd. 18,871 186,297
Dr Reddy's Laboratories Ltd., ADR
(1) 30,535 2,326,462
HCL Technologies Ltd. 125,567 2,192,251
HDFC Asset Management Co.
Ltd. (a) 13,049 624,354
Hero MotoCorp Ltd. 42,139 2,814,129
Hindalco Industries Ltd. 27,613 228,895
Hindustan Aeronautics Ltd. (b) 106,814 6,736,897
Hindustan Petroleum Corp. Ltd. 808,809 3,215,850
Indian Oil Corp. Ltd. 1,560,201 3,091,141
Info Edge India Ltd. 19,987 1,624,837
Jio Financial Services Ltd. * 203,618 872,172
Larsen & Toubro Ltd., GDR (b) 15,951 678,845
NTPC Ltd. 1,587,578 7,199,321
Oil & Natural Gas Corp. Ltd. 1,996,753 6,552,509
Power Finance Corp. Ltd. 608,176 3,531,251
Power Grid Corp. of India Ltd. 812,575 3,218,046
REC Ltd. 706,156 4,441,709
Reliance Industries Ltd., GDR (1)
(a) 12,707 947,942
State Bank of India, GDR (1)(b) 3,799 383,699
Tata Consultancy Services Ltd. 60,516 2,826,900
Tata Motors Ltd. 84,516 1,001,429
Trent Ltd. 25,608 1,680,385
Varun Beverages Ltd. 66,688 1,300,598
Vedanta Ltd. 727,049 3,954,864
Zomato Ltd. * 707,641 1,698,176
89,407,649
Indonesia - 2.4%
Adaro Energy Indonesia Tbk. PT
(1) 33,534,700 5,713,699
Aneka Tambang Tbk. 3,351,400 255,221
Astra International Tbk. PT 3,665,300 996,371
Indah Kiat Pulp & Paper Tbk. PT 266,100 144,392
Indofood Sukses Makmur Tbk.
PT (1) 1,235,900 458,509
United Tractors Tbk. PT 3,373,300 4,522,968
12,091,160
Malaysia - 0.5%
CIMB Group Holdings Bhd. 205,100 295,499
Genting Bhd. 445,660 444,535
RHB Bank Bhd. 944,654 1,103,177
YTL Corp. Bhd. 866,800 632,167
2,475,378
Mexico - 2.7%
Alfa SAB de CV, Class A (1) 2,563,309 1,497,774
Arca Continental SAB de CV (1) 238,478 2,338,636
Banco del Bajio SA (1)(a) 471,928 1,431,906
Cemex SAB de CV, ADR (1) 121,147 774,129
Coca-Cola Femsa SAB de CV,
ADR (1) 2,654 227,819
Fomento Economico Mexicano
SAB de CV, ADR (1) 6,554 705,538
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 5,647 1,691,389

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Mexico - 2.7% (continued)
Grupo Carso SAB de CV, Series
A1 (1) 19,800 136,105
Grupo Financiero Banorte SAB de
CV, Class O (1) 135,308 1,054,360
Grupo Financiero Inbursa SAB de
CV, Class O (1)* 64,100 152,305
Grupo Mexico SAB de CV, Series
B (1) 596,118 3,206,559
Promotora y Operadora de
Infraestructura SAB de CV (1) 35,963 332,719
13,549,239
Philippines - 0.4%
BDO Unibank, Inc. (1) 229,664 502,362
International Container Terminal
Services, Inc. (1) 175,374 1,046,696
SM Prime Holdings, Inc. 596,524 287,605
1,836,663
Poland - 2.0%
Bank Polska Kasa Opieki SA 75,791 3,153,587
Budimex SA 2,952 510,766
ORLEN SA 133,411 2,241,421
PGE Polska Grupa Energetyczna
SA * 1,093,383 1,950,396
Powszechna Kasa Oszczednosci
Bank Polski SA 47,680 743,823
Powszechny Zaklad Ubezpieczen
SA 101,220 1,292,296
9,892,289
Russia - 0.0%
Gazprom PJSC (3)* 863,552 –
GMK Norilskiy Nickel PAO, ADR
(3)* 2 –
GMK Norilskiy Nickel PAO (3)* 679,000 –
LUKOIL PJSC (3)* 29,987 –
Magnit PJSC (3)* 6,681 –
Mobile TeleSystems PJSC (3)* 306,032 –
Novatek PJSC (3)* 71,760 –
Novolipetsk Steel PJSC (3)* 326,680 –
PhosAgro PJSC (3)* 3,717 –
PhosAgro PJSC, GDR (3)*(b) 72 –
Polyus PJSC (3)* 1,291 –
Rosneft Oil Co. PJSC (3)* 106,000 –
Severstal PAO, GDR (3)*(b) 54,062 –
Surgutneftegas PJSC (3)* 1,249,260 –
Tatneft PJSC (3)* 134,766 –
–
Saudi Arabia - 2.6%
Arab National Bank 223,088 1,207,285
Arabian Internet &
Communications Services Co. 9,872 768,731
Banque Saudi Fransi 21,273 201,620
Elm Co. 18,075 4,130,702
Etihad Etisalat Co. 199,842 2,842,626
Jarir Marketing Co. 148,728 502,781
Riyad Bank 279,079 1,940,229
Saudi Electricity Co. 290,866 1,273,776
INVESTMENTS SHARES VALUE ($)
Saudi Arabia - 2.6% (continued)
Savola Group (The) * 28,140 349,855
13,217,605
South Africa - 3.9%
Absa Group Ltd. (1) 51,820 451,302
African Rainbow Minerals Ltd. (1) 62,607 781,136
Exxaro Resources Ltd. 325,952 3,212,059
Harmony Gold Mining Co. Ltd.,
ADR (1) 366,029 3,356,487
Kumba Iron Ore Ltd. (1) 30,614 739,750
Nedbank Group Ltd. 235,721 3,337,074
Old Mutual Ltd. (1) 249,236 169,730
Sasol Ltd. 361,935 2,749,043
Sibanye Stillwater Ltd. 1,444,447 1,561,400
Standard Bank Group Ltd. 264,933 3,084,847
19,442,828
South Korea - 12.7%
Alteogen, Inc. * 2,606 528,289
DB Insurance Co. Ltd. 50,311 4,168,415
Doosan Bobcat, Inc. 37,352 1,382,855
GS Holdings Corp. 44,970 1,526,907
Hana Financial Group, Inc. 148,741 6,541,633
Hankook Tire & Technology Co.
Ltd. 12,818 418,881
Hanmi Semiconductor Co. Ltd. 12,695 1,568,407
HMM Co. Ltd. 63,528 905,127
Hyundai Glovis Co. Ltd. 4,624 733,429
Hyundai Mobis Co. Ltd. 18,772 3,410,367
Industrial Bank of Korea 426,596 4,343,010
KB Financial Group, Inc. 47,988 2,729,564
Kia Corp. 83,675 7,829,586
Korea Investment Holdings Co.
Ltd. 13,474 681,217
LG Uplus Corp. 11,488 81,816
Posco International Corp. 65,787 3,099,720
Samsung Electronics Co. Ltd. 251,258 14,787,493
Shinhan Financial Group Co. Ltd. 65,842 2,295,382
Woori Financial Group, Inc. 621,725 6,633,717
63,665,815
Taiwan - 17.5%
Accton Technology Corp. 78,960 1,343,857
ASE Technology Holding Co. Ltd. * 812,840 4,210,763
Catcher Technology Co. Ltd. 82,500 589,338
Compal Electronics, Inc. 398,560 424,866
Hon Hai Precision Industry Co. Ltd. 1,007,760 6,635,015
Lite-On Technology Corp. 553,420 1,797,780
MediaTek, Inc. 228,980 9,861,804
Novatek Microelectronics Corp. 258,740 4,825,449
Pegatron Corp. 173,900 558,947
Pou Chen Corp. 831,620 895,574
Quanta Computer, Inc. 392,080 3,748,147
Realtek Semiconductor Corp. 19,000 318,844
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,585,900 46,986,451
United Microelectronics Corp. * 2,331,580 4,032,553
Wistron Corp. 580,860 1,885,225
88,114,613

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Thailand - 2.2%
Kasikornbank PCL, NVDR 321,000 1,094,567
Krung Thai Bank PCL, NVDR 6,872,600 3,201,582
PTT Exploration & Production PCL,
NVDR 602,900 2,492,229
PTT PCL, NVDR 1,531,900 1,354,281
SCB X PCL, NVDR 993,300 2,784,209
TMBThanachart Bank PCL, NVDR 3,109,900 144,597
11,071,465
Turkey - 0.7%
Akbank TAS (1) 480,193 941,865
Turkiye Petrol Rafinerileri A/S (1) 75,906 384,705
Yapi ve Kredi Bankasi A/S (1) 2,110,847 2,184,877
3,511,447
United Arab Emirates - 0.5%
Aldar Properties PJSC (1) 158,981 270,956
Emaar Properties PJSC (1) 293,170 654,504
Emirates NBD Bank PJSC (1) 344,758 1,548,736
2,474,196
United States - 0.3%
JBS SA (1)* 304,600 1,758,366
TOTAL COMMON STOCKS
(Cost $379,660,826) 472,311,160
PREFERRED STOCKS - 1.6%
Brazil - 1.6%
Cia Energetica de Minas Gerais
(Preference) (1) 377,520 667,908
Petroleo Brasileiro SA (Preference)
(1) 1,096,100 7,460,798
TOTAL PREFERRED STOCKS
(Cost $6,696,383) 8,128,706
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4.8%
Limited Purpose Cash Investment
Fund, 5.33% (1)(c)
(Cost $24,062,220) 24,072,764 24,063,135
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.3%
(Cost $410,419,429) 504,503,001
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.3)% ‡ (1,363,493)
NET ASSETS - 100.0% 503,139,508
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 31,243,132 6.2%
Consumer Discretionary 55,042,633 10.9
Consumer Staples 13,914,332 2.8
Energy 53,012,493 10.5
Financials 107,481,896 21.4
Health Care 7,391,011 1.5
Industrials 41,653,939 8.3
Information Technology 120,511,990 23.9
Materials 25,096,123 5.0
Real Estate 5,015,636 1.0
Utilities 20,076,681 4.0
Investment Companies 24,063,135 4.8
Total Investments In Securities
At Value 504,503,001 100.3
Liabilities in Excess of Other
Assets ‡ (1,363,493) (0.3)
Net Assets
$ 503,139,508 100.0%

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2024 amounted to $10,398,575, which represents 2.07% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2024 amounted to $8,627,689, which represents 1.71% of net assets of the Fund.
(c) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 324 9/2024 USD $ 17,628,840 $ (10,740)
Net value $ (10,740)

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.0%
Communication Services - 9 .6%
Entertainment - 1 .3%
Electronic Arts, Inc.
6,096 849,356
Netflix, Inc. *
9,127 6,159,630
Spotify Technology SA *
6,873 2,156,678
9,165,664
Interactive Media & Services - 8 .0%
Alphabet, Inc., Class A
153,194 27,904,287
Meta Platforms, Inc., Class A
50,607 25,517,062
Pinterest, Inc., Class A *
14,920 657,524
TripAdvisor, Inc. *
11,106 197,798
54,276,671
Wireless Telecommunication Services - 0 .3%
T-Mobile US, Inc. 11,869 2,091,081
Total Communication Services 65,533,416
Consumer Discretionary - 12 .7%
Automobiles - 0 .1%
Tesla, Inc. * 3,523 697,131
Broadline Retail - 5 .7%
Amazon.com, Inc. *
197,345 38,136,921
Coupang, Inc. (South Korea) *
12,266 256,973
Macy's, Inc.
12,726 244,339
38,638,233
Diversified Consumer Services - 0 .0% †
H&R Block, Inc. 3,882 210,521
Hotels, Restaurants & Leisure - 2 .9%
Aramark
9,846 334,961
Booking Holdings, Inc.
720 2,852,280
Carnival Corp. *
43,674 817,577
Chipotle Mexican Grill, Inc., Class
A * 103,400 6,478,010
Domino's Pizza, Inc.
1,642 847,814
DoorDash, Inc., Class A *
11,280 1,227,038
DraftKings, Inc., Class A *
41,574 1,586,880
McDonald's Corp.
1,705 434,502
Royal Caribbean Cruises Ltd. *
16,044 2,557,895
Starbucks Corp.
5,524 430,043
Wingstop, Inc.
5,151 2,177,122
19,744,122
Household Durables - 1 .1%
Garmin Ltd.
12,279 2,000,495
PulteGroup, Inc.
15,848 1,744,865
Tempur Sealy International, Inc.
14,032 664,275
Toll Brothers, Inc.
19,559 2,252,805
TopBuild Corp. *
1,207 465,021
7,127,461
Specialty Retail - 2 .3%
AutoNation, Inc. *
12,208 1,945,711
Dick's Sporting Goods, Inc.
12,079 2,595,173
Gap, Inc. (The)
47,328 1,130,666
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.3% (continued)
Home Depot, Inc. (The)
6,141 2,113,978
Lowe's Cos., Inc.
5,244 1,156,092
O'Reilly Automotive, Inc. *
1,264 1,334,860
Penske Automotive Group, Inc.
5,891 877,877
Ross Stores, Inc.
6,515 946,760
TJX Cos., Inc. (The)
5,956 655,756
Tractor Supply Co.
4,465 1,205,550
Ulta Beauty, Inc. *
1,053 406,321
Wayfair, Inc., Class A *
9,163 483,165
Williams-Sonoma, Inc.
3,836 1,083,171
15,935,080
Textiles, Apparel & Luxury Goods - 0 .6%
Deckers Outdoor Corp. *
2,195 2,124,650
Lululemon Athletica, Inc. *
4,260 1,272,462
PVH Corp.
6,355 672,804
4,069,916
Total Consumer Discretionary 86,422,464
Consumer Staples - 1 .8%
Beverages - 0 .4%
Celsius Holdings, Inc. *
15,048 859,091
Constellation Brands, Inc., Class A
4,147 1,066,940
Monster Beverage Corp. *
21,254 1,061,637
2,987,668
Consumer Staples Distribution & Retail - 1 .1%
Casey's General Stores, Inc.
2,884 1,100,419
Costco Wholesale Corp.
6,245 5,308,187
Target Corp.
5,171 765,515
Walmart, Inc.
7,748 524,617
7,698,738
Food Products - 0 .2%
Freshpet, Inc. *
5,569 720,573
Pilgrim's Pride Corp. *
9,719 374,084
1,094,657
Household Products - 0 .1%
Spectrum Brands Holdings, Inc. 3,690 317,082
Total Consumer Staples 12,098,145
Energy - 2 .0%
Energy Equipment & Services - 0 .3%
TechnipFMC plc (United Kingdom) 78,540 2,053,821
Oil, Gas & Consumable Fuels - 1 .7%
Antero Resources Corp. *
34,419 1,123,092
Cheniere Energy, Inc.
4,455 778,868
Diamondback Energy, Inc.
4,119 824,583
Exxon Mobil Corp.
1,918 220,800
Marathon Petroleum Corp.
11,246 1,950,956
Occidental Petroleum Corp.
5,855 369,041
Ovintiv, Inc.
23,634 1,107,725
Phillips 66
5,618 793,093
Range Resources Corp.
5,759 193,099

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 1.7% (continued)
Targa Resources Corp.
32,374 4,169,124
Valero Energy Corp.
1,322 207,237
11,737,618
Total Energy 13,791,439
Financials - 15 .7%
Banks - 5 .0%
Bank of America Corp.
136,236 5,418,106
Citigroup, Inc.
12,563 797,248
Citizens Financial Group, Inc.
22,411 807,468
Commerce Bancshares, Inc.
7,169 399,887
East West Bancorp, Inc.
8,453 619,013
Fifth Third Bancorp
22,659 826,827
First Citizens BancShares, Inc.,
Class A 631 1,062,358
First Horizon Corp.
63,769 1,005,637
JPMorgan Chase & Co.
53,426 10,805,943
KeyCorp
97,712 1,388,487
NU Holdings Ltd., Class A (Brazil) *
124,483 1,604,586
Pinnacle Financial Partners, Inc.
2,642 211,466
Popular, Inc.
12,015 1,062,486
Truist Financial Corp.
5,598 217,482
Wells Fargo & Co.
77,522 4,604,032
Western Alliance Bancorp
18,421 1,157,207
Wintrust Financial Corp.
8,569 844,561
Zions Bancorp NA
27,873 1,208,852
34,041,646
Capital Markets - 3 .9%
Ameriprise Financial, Inc.
6,911 2,952,310
BlackRock, Inc.
365 287,372
Blackstone, Inc.
10,126 1,253,599
Blue Owl Capital, Inc., Class A
18,738 332,600
Charles Schwab Corp. (The)
23,499 1,731,641
CME Group, Inc.
4,233 832,208
Coinbase Global, Inc., Class A *
8,952 1,989,403
FactSet Research Systems, Inc.
1,562 637,718
Goldman Sachs Group, Inc. (The)
1,046 473,127
Intercontinental Exchange, Inc.
4,335 593,418
Jefferies Financial Group, Inc.
24,961 1,242,059
KKR & Co., Inc.
18,608 1,958,306
LPL Financial Holdings, Inc.
11,275 3,149,107
Moody's Corp.
2,295 966,034
Morgan Stanley
31,752 3,085,977
MSCI, Inc., Class A
4,011 1,932,299
Nasdaq, Inc.
11,442 689,495
Robinhood Markets, Inc., Class A *
48,184 1,094,259
S&P Global, Inc.
3,044 1,357,624
Tradeweb Markets, Inc., Class A
1,915 202,990
26,761,546
Consumer Finance - 0 .9%
Ally Financial, Inc.
37,736 1,496,987
American Express Co.
8,694 2,013,096
Capital One Financial Corp.
3,791 524,864
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 0.9% (continued)
OneMain Holdings, Inc.
12,683 614,998
SLM Corp.
9,803 203,804
Synchrony Financial
26,583 1,254,452
6,108,201
Financial Services - 3 .4%
Affirm Holdings, Inc., Class A *
26,588 803,224
Apollo Global Management, Inc.
16,456 1,942,960
Berkshire Hathaway, Inc., Class B *
17,674 7,189,783
Corebridge Financial, Inc.
69,615 2,027,189
Equitable Holdings, Inc.
18,138 741,119
Fiserv, Inc. *
6,637 989,178
Mastercard, Inc., Class A
11,061 4,879,671
Rocket Cos., Inc., Class A *
53,110 727,607
UWM Holdings Corp., Class A
47,622 330,020
Visa, Inc., Class A
13,111 3,441,244
23,071,995
Insurance - 2 .5%
Allstate Corp. (The)
16,130 2,575,316
American International Group, Inc.
17,195 1,276,557
Arch Capital Group Ltd. *
16,853 1,700,299
Arthur J Gallagher & Co.
7,060 1,830,728
Assurant, Inc.
1,194 198,502
Assured Guaranty Ltd.
21,907 1,690,125
Axis Capital Holdings Ltd.
5,486 387,586
Chubb Ltd.
767 195,646
Everest Group Ltd.
5,138 1,957,681
Lincoln National Corp.
20,937 651,141
Progressive Corp. (The)
18,004 3,739,611
Prudential Financial, Inc.
2,578 302,116
Reinsurance Group of America, Inc.
2,514 516,049
17,021,357
Total Financials 107,004,745
Health Care - 8 .1%
Biotechnology - 0 .7%
AbbVie, Inc.
4,217 723,300
Natera, Inc. *
8,876 961,182
Roivant Sciences Ltd. *
50,617 535,022
United Therapeutics Corp. *
4,751 1,513,431
Vertex Pharmaceuticals, Inc. *
2,194 1,028,371
4,761,306
Health Care Equipment & Supplies - 1 .3%
Boston Scientific Corp. *
17,375 1,338,049
Dexcom, Inc. *
13,374 1,516,344
Edwards Lifesciences Corp. *
9,810 906,150
Hologic, Inc. *
8,007 594,520
IDEXX Laboratories, Inc. *
3,637 1,771,946
Insulet Corp. *
1,008 203,414
Intuitive Surgical, Inc. *
3,924 1,745,591
Stryker Corp.
1,647 560,392
Tandem Diabetes Care, Inc. *
4,613 185,858
8,822,264

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 1 .7%
Cardinal Health, Inc.
6,696 658,351
Cigna Group (The)
767 253,547
DaVita, Inc. *
2,504 346,979
Elevance Health, Inc.
3,564 1,931,189
HCA Healthcare, Inc.
3,101 996,289
McKesson Corp.
2,935 1,714,158
Molina Healthcare, Inc. *
2,619 778,629
Tenet Healthcare Corp. *
5,278 702,132
UnitedHealth Group, Inc.
8,477 4,316,997
11,698,271
Health Care Technology - 0 .3%
Veeva Systems, Inc., Class A * 10,531 1,927,278
Life Sciences Tools & Services - 1 .1%
Agilent Technologies, Inc.
4,263 552,613
Danaher Corp.
5,035 1,257,995
IQVIA Holdings, Inc. *
2,990 632,205
Thermo Fisher Scientific, Inc.
9,134 5,051,102
7,493,915
Pharmaceuticals - 3 .0%
Elanco Animal Health, Inc. *
37,334 538,730
Eli Lilly & Co.
21,061 19,068,208
Zoetis, Inc., Class A
5,874 1,018,317
20,625,255
Total Health Care 55,328,289
Industrials - 14 .7%
Aerospace & Defense - 2 .5%
Axon Enterprise, Inc. *
2,995 881,249
BWX Technologies, Inc.
26,100 2,479,500
Curtiss-Wright Corp.
6,128 1,660,565
General Electric Co.
28,239 4,489,154
Howmet Aerospace, Inc.
17,600 1,366,288
Lockheed Martin Corp.
5,283 2,467,689
Northrop Grumman Corp.
5,286 2,304,432
TransDigm Group, Inc.
887 1,133,240
Woodward, Inc.
1,115 194,434
16,976,551
Building Products - 1 .4%
A O Smith Corp.
4,045 330,800
AZEK Co., Inc. (The), Class A *
16,051 676,229
Builders FirstSource, Inc. *
7,100 982,711
Fortune Brands Innovations, Inc.
5,250 340,935
Lennox International, Inc.
2,285 1,222,429
Trane Technologies plc
17,060 5,611,546
Trex Co., Inc. *
3,320 246,078
9,410,728
Commercial Services & Supplies - 1 .1%
Cintas Corp.
5,774 4,043,301
Clean Harbors, Inc. *
5,033 1,138,213
Copart, Inc. *
34,720 1,880,435
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 1.1% (continued)
Rollins, Inc.
14,763 720,287
7,782,236
Construction & Engineering - 1 .0%
AECOM
8,308 732,267
EMCOR Group, Inc.
2,495 910,874
Quanta Services, Inc.
20,485 5,205,034
6,848,175
Electrical Equipment - 1 .8%
Eaton Corp. plc
20,081 6,296,397
Hubbell, Inc., Class B
3,750 1,370,550
nVent Electric plc
17,295 1,324,970
Vertiv Holdings Co., Class A
42,173 3,650,917
12,642,834
Ground Transportation - 1 .8%
CSX Corp.
26,301 879,768
JB Hunt Transport Services, Inc.
2,681 428,960
Lyft, Inc., Class A *
25,878 364,880
Old Dominion Freight Line, Inc.
17,748 3,134,297
Saia, Inc. *
1,588 753,173
Uber Technologies, Inc. *
63,061 4,583,273
Union Pacific Corp.
5,640 1,276,106
XPO, Inc. *
8,105 860,346
12,280,803
Industrial Conglomerates - 0 .2%
Honeywell International, Inc. 5,345 1,141,371
Machinery - 2 .5%
Allison Transmission Holdings, Inc.
33,970 2,578,323
Caterpillar, Inc.
4,750 1,582,225
Crane Co.
3,215 466,111
Deere & Co.
4,897 1,829,666
Esab Corp.
4,268 403,027
Illinois Tool Works, Inc.
6,540 1,549,719
Ingersoll Rand, Inc.
10,860 986,523
PACCAR, Inc.
33,336 3,431,608
Parker-Hannifin Corp.
4,198 2,123,390
Westinghouse Air Brake
Technologies Corp. 6,146 971,375
Xylem, Inc.
6,645 901,261
16,823,228
Passenger Airlines - 0 .2%
Delta Air Lines, Inc. 24,324 1,153,931
Professional Services - 0 .7%
Automatic Data Processing, Inc.
3,597 858,568
Booz Allen Hamilton Holding Corp.,
Class A 17,751 2,731,879
Leidos Holdings, Inc.
2,416 352,446
Verisk Analytics, Inc., Class A
4,134 1,114,320
5,057,213

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1 .5%
Core & Main, Inc., Class A *
5,090 249,105
Fastenal Co.
25,858 1,624,917
United Rentals, Inc.
6,146 3,974,802
Watsco, Inc.
3,619 1,676,465
WW Grainger, Inc.
2,686 2,423,417
9,948,706
Total Industrials 100,065,776
Information Technology - 29 .0%
Communications Equipment - 0 .8%
Arista Networks, Inc. *
14,058 4,927,048
Ubiquiti, Inc.
1,379 200,865
5,127,913
Electronic Equipment, Instruments & Components - 0 .8%
Amphenol Corp., Class A
26,448 1,781,802
Coherent Corp. *
4,357 315,708
Crane NXT Co.
3,234 198,632
Jabil, Inc.
8,553 930,481
Keysight Technologies, Inc. *
1,459 199,518
TD SYNNEX Corp.
8,911 1,028,329
Zebra Technologies Corp., Class A *
3,165 977,764
5,432,234
IT Services - 0 .6%
Accenture plc, Class A
2,667 809,194
Cloudflare, Inc., Class A *
3,196 264,725
Gartner, Inc. *
701 314,791
GoDaddy, Inc., Class A *
1,450 202,580
International Business Machines
Corp. 4,789 828,258
Kyndryl Holdings, Inc. *
34,881 917,719
Okta, Inc., Class A *
8,507 796,340
4,133,607
Semiconductors & Semiconductor Equipment - 14 .3%
Advanced Micro Devices, Inc. *
26,743 4,337,982
Analog Devices, Inc.
3,373 769,921
Applied Materials, Inc.
12,963 3,059,138
Broadcom, Inc.
10,272 16,492,004
Intel Corp.
8,510 263,555
KLA Corp.
9,827 8,102,460
Lam Research Corp.
2,853 3,038,017
Marvell Technology, Inc.
8,126 568,007
Micron Technology, Inc.
28,158 3,703,622
Monolithic Power Systems, Inc.
2,554 2,098,571
NVIDIA Corp.
378,623 46,775,085
QUALCOMM, Inc.
21,042 4,191,145
Skyworks Solutions, Inc.
3,632 387,099
Teradyne, Inc.
9,768 1,448,497
Texas Instruments, Inc.
12,583 2,447,771
97,682,874
INVESTMENTS SHARES VALUE ($)
Software - 11 .8%
Adobe, Inc. *
4,984 2,768,811
AppLovin Corp., Class A *
20,261 1,686,120
Autodesk, Inc. *
3,076 761,156
Cadence Design Systems, Inc. *
15,781 4,856,603
Crowdstrike Holdings, Inc., Class A *
4,967 1,903,305
Datadog, Inc., Class A *
1,700 220,473
Elastic NV *
5,562 633,567
Fair Isaac Corp. *
2,079 3,094,924
Fortinet, Inc. *
14,380 866,683
Guidewire Software, Inc. *
1,911 263,508
Informatica, Inc., Class A *
11,711 361,636
Intuit, Inc.
2,897 1,903,937
Manhattan Associates, Inc. *
1,017 250,874
Microsoft Corp.
97,268 43,473,933
Nutanix, Inc., Class A *
35,692 2,029,090
Oracle Corp.
3,442 486,010
Palantir Technologies, Inc., Class A *
67,193 1,701,999
Palo Alto Networks, Inc. *
3,455 1,171,279
Salesforce, Inc.
11,317 2,909,601
ServiceNow, Inc. *
4,353 3,424,374
Synopsys, Inc. *
9,326 5,549,530
80,317,413
Technology Hardware, Storage & Peripherals - 0 .7%
Apple, Inc.
11,073 2,332,195
HP, Inc.
17,380 608,648
NetApp, Inc.
1,577 203,117
Pure Storage, Inc., Class A *
13,746 882,631
Western Digital Corp. *
12,948 981,070
5,007,661
Total Information Technology 197,701,702
Materials - 1 .8%
Chemicals - 0 .7%
Air Products and Chemicals, Inc.
1,322 341,142
Element Solutions, Inc.
38,953 1,056,405
Olin Corp.
20,966 988,547
Sherwin-Williams Co. (The)
7,860 2,345,660
Westlake Corp.
2,018 292,247
5,024,001
Containers & Packaging - 0 .2%
Avery Dennison Corp.
4,365 954,407
Packaging Corp. of America
3,115 568,674
1,523,081
Metals & Mining - 0 .9%
Freeport-McMoRan, Inc.
36,034 1,751,252
Nucor Corp.
10,918 1,725,918
Reliance, Inc.
3,454 986,462
Steel Dynamics, Inc.
12,307 1,593,757
6,057,389
Total Materials 12,604,471

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Real Estate - 0 .6%
Health Care REITs - 0 .0% †
Welltower, Inc., REIT 2,176 226,848
Hotel & Resort REITs - 0 .0% †
Park Hotels & Resorts, Inc., REIT 13,391 200,597
Office REITs - 0 .0% †
Vornado Realty Trust, REIT 13,773 362,092
Real Estate Management & Development - 0 .3%
CoStar Group, Inc. * 25,920 1,921,709
Specialized REITs - 0 .3%
American Tower Corp., REIT
4,029 783,157
Digital Realty Trust, Inc., REIT
3,200 486,560
Iron Mountain, Inc., REIT
5,659 507,160
1,776,877
Total Real Estate 4,488,123
Utilities - 1 .0%
Electric Utilities - 0 .6%
Constellation Energy Corp.
16,274 3,259,194
NRG Energy, Inc.
13,398 1,043,168
4,302,362
Independent Power and Renewable Electricity Producers - 0 .4%
Vistra Corp. 31,455 2,704,501
Total Utilities 7,006,863
TOTAL COMMON STOCKS
(Cost $318,967,266) 662,045,433
SHORT-TERM INVESTMENTS - 2.9%
INVESTMENT COMPANIES - 2 .9%
Limited Purpose Cash Investment
Fund, 5.33% (a)
(Cost $19,927,110) 19,936,215 19,928,240
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $338,894,376) 681,973,673
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% ‡ 637,724
NET ASSETS - 100.0% 682,611,397
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 65,533,416 9 .6%
Consumer Discretionary 86,422,464 12 .7
Consumer Staples 12,098,145 1 .8
Energy 13,791,439 2 .0
Financials 107,004,745 15 .7
Health Care 55,328,289 8 .1
Industrials 100,065,776 14 .7
Information Technology 197,701,702 29 .0
Materials 12,604,471 1 .8
Real Estate 4,488,123 0 .6
Utilities 7,006,863 1 .0
Investment Companies 19,928,240 2 .9
Total Investments In Securities
At Value 681,973,673 99 .9
Other Assets in Excess of
Liabilities ‡ 637,724 0 .1
Net Assets
$ 682,611,397 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 1 with respect to ASC 820.

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 58 9/2024 USD $ 16,012,350 $ (47,990)
Net value $ (47,990)

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.2%
Communication Services - 1 .2%
Diversified Telecommunication Services - 0 .3%
Bandwidth, Inc., Class A *
4,998 84,366
Consolidated Communications
Holdings, Inc. * 25,059 110,260
IDT Corp., Class B
4,799 172,380
367,006
Entertainment - 0 .2%
Cinemark Holdings, Inc. *
5,046 109,095
Sphere Entertainment Co. *
2,837 99,465
208,560
Interactive Media & Services - 0 .3%
Cargurus, Inc., Class A *
1,634 42,811
EverQuote, Inc., Class A *
4,419 92,180
Grindr, Inc. (Singapore) *
13,267 162,388
MediaAlpha, Inc., Class A *
7,870 103,648
QuinStreet, Inc. *
5,124 85,007
486,034
Media - 0 .2%
Cardlytics, Inc. *
11,120 91,295
Clear Channel Outdoor Holdings,
Inc. * 30,853 43,503
Gannett Co., Inc. *
10,808 49,825
PubMatic, Inc., Class A *
2,001 40,640
TechTarget, Inc. *
3,688 114,955
340,218
Wireless Telecommunication Services - 0 .2%
Telephone and Data Systems, Inc. 13,116 271,895
Total Communication Services 1,673,713
Consumer Discretionary - 11 .9%
Automobile Components - 0 .8%
Gentherm, Inc. *
1,707 84,189
Modine Manufacturing Co. *
8,035 805,027
Patrick Industries, Inc.
1,211 131,454
Visteon Corp. *
1,390 148,313
1,168,983
Broadline Retail - 0 .2%
Dillard's, Inc., Class A 763 336,018
Distributors - 0 .1%
A-Mark Precious Metals, Inc. 6,372 206,262
Diversified Consumer Services - 1 .6%
Adtalem Global Education, Inc. *
3,082 210,223
Carriage Services, Inc., Class A
4,475 120,109
Duolingo, Inc., Class A *
3,575 745,995
Frontdoor, Inc. *
2,005 67,749
Graham Holdings Co., Class B
81 56,664
Laureate Education, Inc., Class A
16,663 248,945
Lincoln Educational Services Corp. *
4,497 53,334
OneSpaWorld Holdings Ltd.
(Bahamas) * 5,778 88,808
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 1.6% (continued)
Perdoceo Education Corp.
5,029 107,721
Strategic Education, Inc.
1,580 174,843
Stride, Inc. *
3,315 233,708
Universal Technical Institute, Inc. *
6,703 105,438
2,213,537
Hotels, Restaurants & Leisure - 1 .8%
BJ's Restaurants, Inc. *
1,142 39,628
Brinker International, Inc. *
2,112 152,888
Dave & Buster's Entertainment,
Inc. * 1,077 42,875
Golden Entertainment, Inc.
1,300 40,443
Inspired Entertainment, Inc. *
4,642 42,474
Kura Sushi USA, Inc., Class A *
2,209 139,366
Light & Wonder, Inc. *
7,102 744,858
Red Robin Gourmet Burgers, Inc. *
11,383 86,169
Red Rock Resorts, Inc., Class A
7,426 407,910
Rush Street Interactive, Inc. *
23,618 226,497
Shake Shack, Inc., Class A *
3,349 301,410
Sweetgreen, Inc., Class A *
10,160 306,222
2,530,740
Household Durables - 2 .6%
Cavco Industries, Inc. *
215 74,427
Century Communities, Inc.
716 58,469
Dream Finders Homes, Inc., Class
A * 6,623 171,006
Green Brick Partners, Inc. *
8,176 467,994
Hovnanian Enterprises, Inc., Class
A * 1,264 179,387
Installed Building Products, Inc.
3,084 634,317
KB Home
7,140 501,085
Landsea Homes Corp. *
4,391 40,353
La-Z-Boy, Inc.
2,370 88,354
M/I Homes, Inc. *
3,632 443,612
Meritage Homes Corp.
2,590 419,192
Taylor Morrison Home Corp., Class
A * 4,294 238,059
Tri Pointe Homes, Inc. *
4,138 154,140
Worthington Enterprises, Inc.
3,857 182,552
3,652,947
Leisure Products - 0 .5%
Acushnet Holdings Corp.
11,106 705,009
MasterCraft Boat Holdings, Inc. *
2,046 38,628
743,637
Specialty Retail - 4 .0%
Abercrombie & Fitch Co., Class A *
5,550 987,012
Academy Sports & Outdoors, Inc.
2,102 111,931
American Eagle Outfitters, Inc.
6,652 132,774
Asbury Automotive Group, Inc. *
1,031 234,934
Boot Barn Holdings, Inc. *
589 75,940
Buckle, Inc. (The)
5,074 187,434
Build-A-Bear Workshop, Inc.
6,434 162,587
Caleres, Inc.
6,268 210,605
Carvana Co., Class A *
14,749 1,898,491

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 4.0% (continued)
Destination XL Group, Inc. *
11,068 40,287
Group 1 Automotive, Inc.
778 231,284
Guess?, Inc.
1,932 39,413
Lands' End, Inc. *
4,742 64,444
ODP Corp. (The) *
8,474 332,774
Shoe Carnival, Inc.
5,985 220,787
Signet Jewelers Ltd.
2,178 195,105
Sonic Automotive, Inc., Class A
5,124 279,104
Urban Outfitters, Inc. *
5,129 210,545
5,615,451
Textiles, Apparel & Luxury Goods - 0 .3%
G-III Apparel Group Ltd. *
2,196 59,446
Kontoor Brands, Inc.
4,214 278,756
Rocky Brands, Inc.
1,111 41,062
379,264
Total Consumer Discretionary 16,846,839
Consumer Staples - 3 .5%
Beverages - 0 .9%
Coca-Cola Consolidated, Inc.
908 985,180
MGP Ingredients, Inc.
543 40,399
National Beverage Corp.
4,442 227,608
Vita Coco Co., Inc. (The) *
2,641 73,552
1,326,739
Consumer Staples Distribution & Retail - 1 .0%
Andersons, Inc. (The)
2,418 119,933
Natural Grocers by Vitamin Cottage,
Inc. 5,902 125,122
Sprouts Farmers Market, Inc. *
13,578 1,135,936
1,380,991
Food Products - 0 .1%
Vital Farms, Inc. * 4,315 201,812
Household Products - 0 .2%
Central Garden & Pet Co., Class A *
4,011 132,483
WD-40 Co.
321 70,505
202,988
Personal Care Products - 1 .3%
BellRing Brands, Inc. *
11,177 638,654
elf Beauty, Inc. *
5,836 1,229,762
1,868,416
Total Consumer Staples 4,980,946
Energy - 8 .0%
Energy Equipment & Services - 2 .8%
Archrock, Inc.
16,883 341,374
Atlas Energy Solutions, Inc.
2,768 55,166
Helix Energy Solutions Group, Inc. *
20,342 242,883
Helmerich & Payne, Inc.
1,254 45,320
Liberty Energy, Inc., Class A
7,504 156,759
Newpark Resources, Inc. *
10,097 83,906
Noble Corp. plc
2,374 105,999
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 2.8% (continued)
RPC, Inc.
16,332 102,075
SEACOR Marine Holdings, Inc. *
5,540 74,735
Seadrill Ltd. (Norway) *
2,525 130,037
Select Water Solutions, Inc., Class A
7,964 85,215
TETRA Technologies, Inc. *
18,517 64,069
Tidewater, Inc. *
10,690 1,017,795
Valaris Ltd. *
2,050 152,725
Weatherford International plc *
10,728 1,313,644
3,971,702
Oil, Gas & Consumable Fuels - 5 .2%
Amplify Energy Corp. *
10,595 71,834
Ardmore Shipping Corp. (Ireland)
3,918 88,272
California Resources Corp.
2,521 134,168
Centrus Energy Corp., Class A *
1,469 62,800
Chord Energy Corp.
682 114,358
Civitas Resources, Inc.
2,768 190,992
CNX Resources Corp. *
7,057 171,485
CONSOL Energy, Inc. *
5,691 580,653
CVR Energy, Inc.
2,903 77,713
DHT Holdings, Inc.
8,738 101,099
Dorian LPG Ltd.
13,333 559,453
Granite Ridge Resources, Inc.
7,114 45,032
Green Plains, Inc. *
2,764 43,837
Gulfport Energy Corp. *
1,346 203,246
International Seaways, Inc.
9,428 557,478
Kinetik Holdings, Inc., Class A
2,004 83,046
Kosmos Energy Ltd. (Ghana) *
35,645 197,473
Matador Resources Co.
3,324 198,110
Murphy Oil Corp.
3,172 130,813
Nordic American Tankers Ltd.
14,251 56,719
Northern Oil & Gas, Inc.
7,827 290,930
Par Pacific Holdings, Inc. *
3,317 83,754
PBF Energy, Inc., Class A
9,221 424,350
Peabody Energy Corp.
2,631 58,198
Permian Resources Corp., Class A
63,774 1,029,950
REX American Resources Corp. *
2,810 128,108
Scorpio Tankers, Inc. (Monaco)
6,335 514,972
SFL Corp. Ltd. (Norway)
6,334 87,916
SM Energy Co.
5,162 223,153
Teekay Corp. *
20,271 181,831
Teekay Tankers Ltd., Class A
(Canada) 4,418 304,002
Uranium Energy Corp. *
35,179 211,426
VAALCO Energy, Inc.
16,631 104,276
Vitesse Energy, Inc.
1,790 42,423
7,353,870
Total Energy 11,325,572
Financials - 12 .0%
Banks - 4 .6%
Amalgamated Financial Corp.
5,843 160,098
Ameris Bancorp
837 42,143
Associated Banc-Corp.
3,991 84,410
Axos Financial, Inc. *
3,877 221,571

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 4.6% (continued)
Bancorp, Inc. (The) *
9,159 345,844
BankUnited, Inc.
4,746 138,915
Business First Bancshares, Inc.
8,007 174,232
Byline Bancorp, Inc.
1,761 41,806
Cadence Bank
8,842 250,052
Central Pacific Financial Corp.
7,750 164,300
Coastal Financial Corp. *
4,755 219,396
CrossFirst Bankshares, Inc. *
5,056 70,885
Customers Bancorp, Inc. *
3,776 181,173
CVB Financial Corp.
7,750 133,610
Equity Bancshares, Inc., Class A
3,929 138,301
Esquire Financial Holdings, Inc.
5,327 253,565
FB Financial Corp.
1,277 49,841
First BanCorp
7,972 145,808
First Community Bankshares, Inc.
3,807 140,250
First Foundation, Inc.
26,717 174,996
First Mid Bancshares, Inc.
4,762 156,575
Fulton Financial Corp.
9,368 159,069
HomeTrust Bancshares, Inc.
3,715 111,561
Horizon Bancorp, Inc.
14,176 175,357
Independent Bank Corp.
8,047 217,269
Lakeland Financial Corp.
3,172 195,141
Live Oak Bancshares, Inc.
1,198 42,002
Mercantile Bank Corp.
5,027 203,945
Metropolitan Bank Holding Corp. *
2,267 95,418
Midland States Bancorp, Inc.
3,093 70,056
Northeast Bank
3,013 183,371
OFG Bancorp
2,870 107,482
Old National Bancorp
7,703 132,415
Orrstown Financial Services, Inc.
6,081 166,376
Peoples Bancorp, Inc.
4,139 124,170
Preferred Bank
859 64,846
Premier Financial Corp.
10,709 219,106
Primis Financial Corp.
7,329 76,808
QCR Holdings, Inc.
1,518 91,080
RBB Bancorp
2,895 54,455
ServisFirst Bancshares, Inc.
2,970 187,674
Triumph Financial, Inc. *
2,953 241,408
Trustmark Corp.
2,501 75,130
UMB Financial Corp.
2,784 232,241
Westamerica Bancorp
850 41,251
6,555,402
Capital Markets - 1 .7%
Artisan Partners Asset Management,
Inc., Class A 1,872 77,257
B Riley Financial, Inc.
1,947 34,345
BGC Group, Inc., Class A
34,506 286,400
Brightsphere Investment Group, Inc.
8,653 191,837
Donnelley Financial Solutions, Inc. *
8,190 488,288
Hamilton Lane, Inc., Class A
1,672 206,626
Perella Weinberg Partners
4,462 72,508
Piper Sandler Cos.
573 131,887
PJT Partners, Inc., Class A
3,670 396,030
StepStone Group, Inc., Class A
3,652 167,590
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.7% (continued)
StoneX Group, Inc. *
2,082 156,795
Virtus Investment Partners, Inc.
748 168,936
WisdomTree, Inc.
4,422 43,822
2,422,321
Consumer Finance - 0 .7%
Bread Financial Holdings, Inc.
2,772 123,520
Enova International, Inc. *
1,584 98,604
FirstCash Holdings, Inc.
2,230 233,882
LendingTree, Inc. *
2,927 121,734
Nelnet, Inc., Class A
1,414 142,616
NerdWallet, Inc., Class A *
4,816 70,314
OppFi, Inc.
27,219 92,272
PROG Holdings, Inc.
2,176 75,464
958,406
Financial Services - 2 .9%
Alerus Financial Corp.
5,251 102,972
AvidXchange Holdings, Inc. *
8,018 96,697
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 4,205 124,762
Enact Holdings, Inc.
5,553 170,255
EVERTEC, Inc.
3,192 106,134
Federal Agricultural Mortgage Corp.,
Class C 382 69,073
Jackson Financial, Inc., Class A
5,250 389,865
Marqeta, Inc., Class A *
26,395 144,645
Merchants Bancorp
7,075 286,821
Mr Cooper Group, Inc. *
14,627 1,188,151
NMI Holdings, Inc. *
1,429 48,643
Pagseguro Digital Ltd., Class A
(Brazil) * 3,600 42,084
Paysafe Ltd. *
3,021 53,411
PennyMac Financial Services, Inc.
9,017 853,008
Repay Holdings Corp., Class A *
6,836 72,188
StoneCo Ltd., Class A (Brazil) *
3,416 40,958
Walker & Dunlop, Inc.
2,583 253,651
Waterstone Financial, Inc.
6,106 78,096
4,121,414
Insurance - 2 .1%
American Coastal Insurance Corp. *
16,747 176,681
Baldwin Insurance Group, Inc. (The)
* 1,274 45,189
CNO Financial Group, Inc.
18,395 509,909
F&G Annuities & Life, Inc.
7,920 301,356
Genworth Financial, Inc., Class A *
44,508 268,828
HCI Group, Inc.
1,648 151,896
MBIA, Inc.
12,232 67,154
Mercury General Corp.
2,485 132,053
Oscar Health, Inc., Class A *
27,556 435,936
Palomar Holdings, Inc. *
1,546 125,458
Selective Insurance Group, Inc.
2,977 279,332
Selectquote, Inc. *
27,494 75,883
SiriusPoint Ltd. *
14,399 175,668

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - 2.1% (continued)
Skyward Specialty Insurance Group,
Inc. * 1,138 41,173
Stewart Information Services Corp.
1,105 68,598
Tiptree, Inc.
3,129 51,597
Universal Insurance Holdings, Inc.
3,968 74,440
2,981,151
Total Financials 17,038,694
Health Care - 16 .7%
Biotechnology - 10 .3%
4D Molecular Therapeutics, Inc. *
3,511 73,696
ADMA Biologics, Inc. *
52,974 592,249
Agios Pharmaceuticals, Inc. *
4,391 189,340
Alkermes plc *
2,748 66,227
Altimmune, Inc. *
7,948 52,854
Annexon, Inc. *
12,108 59,329
Arcellx, Inc. *
6,608 364,696
Ardelyx, Inc. *
40,212 297,971
Arrowhead Pharmaceuticals, Inc. *
2,624 68,198
Avidity Biosciences, Inc. *
8,975 366,629
Biohaven Ltd. *
8,000 277,680
Blueprint Medicines Corp. *
4,991 537,930
Bridgebio Pharma, Inc. *
17,728 449,050
CareDx, Inc. *
4,434 68,860
Catalyst Pharmaceuticals, Inc. *
11,276 174,665
Celcuity, Inc. *
5,386 88,223
Celldex Therapeutics, Inc. *
3,846 142,341
Crinetics Pharmaceuticals, Inc. *
6,611 296,107
Cullinan Therapeutics, Inc. *
2,655 46,303
Cytokinetics, Inc. *
8,757 474,454
Day One Biopharmaceuticals, Inc. *
3,863 53,232
Dyne Therapeutics, Inc. *
8,222 290,154
Halozyme Therapeutics, Inc. *
4,118 215,619
Heron Therapeutics, Inc. *
37,422 130,977
Ideaya Biosciences, Inc. *
9,564 335,792
ImmunityBio, Inc. *
47,725 301,622
Immunovant, Inc. *
13,339 352,150
Inozyme Pharma, Inc. *
8,914 39,756
Insmed, Inc. *
11,805 790,935
Iovance Biotherapeutics, Inc. *
10,131 81,251
Janux Therapeutics, Inc. *
4,825 202,119
KalVista Pharmaceuticals, Inc. *
5,087 59,925
Keros Therapeutics, Inc. *
2,527 115,484
Kiniksa Pharmaceuticals
International plc * 9,694 180,987
Krystal Biotech, Inc. *
3,118 572,590
Kura Oncology, Inc. *
8,482 174,644
Kymera Therapeutics, Inc. *
3,319 99,072
Larimar Therapeutics, Inc. *
14,821 107,452
MacroGenics, Inc. *
18,932 80,461
Madrigal Pharmaceuticals, Inc. *
409 114,585
MannKind Corp. *
38,031 198,522
MiMedx Group, Inc. *
9,097 63,042
Mirum Pharmaceuticals, Inc. *
4,536 155,086
Novavax, Inc. *
3,189 40,373
INVESTMENTS SHARES VALUE ($)
Biotechnology - 10.3% (continued)
Nurix Therapeutics, Inc. *
6,840 142,751
Nuvalent, Inc., Class A *
7,093 538,075
Olema Pharmaceuticals, Inc. *
11,862 128,347
ORIC Pharmaceuticals, Inc. *
12,063 85,285
PDL BioPharma, Inc. (3)*
34,242 2,791
Poseida Therapeutics, Inc. *
15,008 43,823
Precigen, Inc. *
47,530 75,097
Protagonist Therapeutics, Inc. *
4,071 141,060
Recursion Pharmaceuticals, Inc.,
Class A * 5,501 41,258
REVOLUTION Medicines, Inc. *
11,512 446,781
Rhythm Pharmaceuticals, Inc. *
6,133 251,821
Rocket Pharmaceuticals, Inc. *
4,266 91,847
Savara, Inc. *
10,309 41,545
Scholar Rock Holding Corp. *
13,471 112,213
SpringWorks Therapeutics, Inc. *
2,945 110,938
Stoke Therapeutics, Inc. *
4,885 65,996
Summit Therapeutics, Inc. *
60,923 475,199
Syndax Pharmaceuticals, Inc. *
5,386 110,575
Tango Therapeutics, Inc. *
15,681 134,543
Tenaya Therapeutics, Inc. *
12,490 38,719
TG Therapeutics, Inc. *
2,291 40,757
Twist Bioscience Corp. *
5,588 275,377
UroGen Pharma Ltd. *
2,431 40,792
Vaxcyte, Inc. *
10,035 757,743
Vera Therapeutics, Inc. *
4,123 149,170
Vericel Corp. *
2,236 102,588
Viking Therapeutics, Inc. *
10,227 542,133
Y-mAbs Therapeutics, Inc. *
9,503 114,796
14,544,652
Health Care Equipment & Supplies - 2 .4%
Alphatec Holdings, Inc. *
19,353 202,239
Artivion, Inc. *
5,280 135,432
CVRx, Inc. *
5,264 63,115
Glaukos Corp. *
3,606 426,770
Haemonetics Corp. *
825 68,252
Integer Holdings Corp. *
1,503 174,032
iRadimed Corp.
2,091 91,879
Lantheus Holdings, Inc. *
2,579 207,068
LeMaitre Vascular, Inc.
1,424 117,167
Merit Medical Systems, Inc. *
2,719 233,698
PROCEPT BioRobotics Corp. *
3,786 231,287
Pulse Biosciences, Inc. *
11,010 123,202
RxSight, Inc. *
5,965 358,914
TransMedics Group, Inc. *
2,726 410,590
UFP Technologies, Inc. *
1,763 465,203
Zimvie, Inc. *
5,034 91,870
Zynex, Inc. *
4,384 40,859
3,441,577
Health Care Providers & Services - 2 .1%
Addus HomeCare Corp. *
3,686 427,981
Brookdale Senior Living, Inc. *
29,587 202,079
CorVel Corp. *
1,594 405,306
Ensign Group, Inc. (The)
1,791 221,529

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2.1% (continued)
HealthEquity, Inc. *
5,535 477,117
Hims & Hers Health, Inc. *
17,031 343,856
OPKO Health, Inc. *
72,127 90,159
Owens & Minor, Inc. *
6,334 85,509
Patterson Cos., Inc.
2,030 48,964
Pennant Group, Inc. (The) *
3,763 87,264
PetIQ, Inc., Class A *
6,710 148,023
RadNet, Inc. *
4,645 273,683
Select Medical Holdings Corp.
5,751 201,630
3,013,100
Health Care Technology - 0 .1%
Evolent Health, Inc., Class A * 6,265 119,787
Pharmaceuticals - 1 .8%
Amneal Pharmaceuticals, Inc. *
36,450 231,457
Amphastar Pharmaceuticals, Inc. *
3,242 129,680
ANI Pharmaceuticals, Inc. *
1,099 69,984
Axsome Therapeutics, Inc. *
1,204 96,922
Collegium Pharmaceutical, Inc. *
1,310 42,182
Corcept Therapeutics, Inc. *
7,495 243,513
CorMedix, Inc. *
9,076 39,299
Edgewise Therapeutics, Inc. *
9,103 163,945
Evolus, Inc. *
7,940 86,149
EyePoint Pharmaceuticals, Inc. *
11,635 101,224
Intra-Cellular Therapies, Inc. *
4,199 287,590
Liquidia Corp. *
23,510 282,120
Longboard Pharmaceuticals, Inc. *
5,821 157,342
Nuvation Bio, Inc. *
47,343 138,242
Prestige Consumer Healthcare,
Inc. * 1,173 80,761
SIGA Technologies, Inc.
10,157 77,092
Tarsus Pharmaceuticals, Inc. *
1,807 49,114
Third Harmonic Bio, Inc. *
9,969 129,597
WaVe Life Sciences Ltd. *
18,549 92,560
Xeris Biopharma Holdings, Inc. *
18,706 42,088
2,540,861
Total Health Care 23,659,977
Industrials - 20 .3%
Aerospace & Defense - 1 .1%
AAR Corp. *
743 54,016
AeroVironment, Inc. *
2,608 475,073
Archer Aviation, Inc., Class A *
22,865 80,485
Cadre Holdings, Inc.
2,565 86,081
Kratos Defense & Security
Solutions, Inc. * 9,974 199,580
Leonardo DRS, Inc. *
14,655 373,849
Moog, Inc., Class A
1,614 270,022
Redwire Corp. *
9,040 64,817
1,603,923
Building Products - 3 .1%
AAON, Inc.
9,523 830,787
American Woodmark Corp. *
861 67,675
CSW Industrials, Inc.
2,599 689,541
INVESTMENTS SHARES VALUE ($)
Building Products - 3.1% (continued)
Gibraltar Industries, Inc. *
4,230 289,966
Griffon Corp.
8,980 573,463
Janus International Group, Inc. *
7,069 89,281
JELD-WEN Holding, Inc. *
2,998 40,383
Masterbrand, Inc. *
4,197 61,612
Simpson Manufacturing Co., Inc.
4,998 842,313
UFP Industries, Inc.
7,524 842,688
4,327,709
Commercial Services & Supplies - 1 .5%
ACV Auctions, Inc., Class A *
2,258 41,208
Aris Water Solutions, Inc., Class A
7,024 110,066
BrightView Holdings, Inc. *
7,719 102,663
Brink's Co. (The)
848 86,835
Casella Waste Systems, Inc., Class
A * 2,553 253,309
CECO Environmental Corp. *
7,836 226,069
Cimpress plc (Ireland) *
3,224 282,455
CoreCivic, Inc. *
6,129 79,554
Enviri Corp. *
5,107 44,073
GEO Group, Inc. (The) *
11,129 159,812
HNI Corp.
1,043 46,956
Interface, Inc., Class A
4,570 67,088
MillerKnoll, Inc.
3,453 91,470
Montrose Environmental Group,
Inc. * 1,124 50,085
Pitney Bowes, Inc.
14,565 73,990
Steelcase, Inc., Class A
10,037 130,080
Viad Corp. *
2,295 78,030
VSE Corp.
1,395 123,151
2,046,894
Construction & Engineering - 3 .6%
Ameresco, Inc., Class A *
3,440 99,106
API Group Corp. *
10,971 412,839
Arcosa, Inc.
4,075 339,896
Comfort Systems USA, Inc.
5,004 1,521,816
Construction Partners, Inc., Class
A * 7,244 399,941
Dycom Industries, Inc. *
1,453 245,208
Fluor Corp. *
7,290 317,480
Great Lakes Dredge & Dock Corp. *
4,774 41,916
IES Holdings, Inc. *
1,718 239,369
Limbach Holdings, Inc. *
5,318 302,754
MYR Group, Inc. *
2,470 335,204
Primoris Services Corp.
1,962 97,884
Sterling Infrastructure, Inc. *
5,513 652,408
Tutor Perini Corp. *
6,519 141,984
5,147,805
Electrical Equipment - 0 .7%
Atkore, Inc.
1,999 269,725
LSI Industries, Inc.
3,572 51,687
NEXTracker, Inc., Class A *
10,030 470,206
Powell Industries, Inc.
1,812 259,841
1,051,459

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0 .7%
ArcBest Corp.
1,589 170,150
Covenant Logistics Group, Inc.,
Class A 5,720 281,939
FTAI Infrastructure, Inc.
27,883 240,630
Marten Transport Ltd.
11,175 206,179
Universal Logistics Holdings, Inc.
1,046 42,457
941,355
Machinery - 3 .2%
Alamo Group, Inc.
1,547 267,631
Blue Bird Corp. *
7,222 388,905
Columbus McKinnon Corp.
1,125 38,857
Enerpac Tool Group Corp., Class A
2,323 88,692
Enpro, Inc.
798 116,165
Federal Signal Corp.
4,712 394,253
Franklin Electric Co., Inc.
2,799 269,600
Greenbrier Cos., Inc. (The)
3,586 177,686
Hyster-Yale, Inc.
2,208 153,964
Kadant, Inc.
1,653 485,618
Lindsay Corp.
688 84,541
Mueller Industries, Inc.
14,702 837,132
SPX Technologies, Inc. *
5,276 749,931
Standex International Corp.
737 118,767
Terex Corp.
2,121 116,316
Watts Water Technologies, Inc.,
Class A 1,024 187,771
4,475,829
Marine Transportation - 0 .5%
Costamare, Inc. (Monaco)
6,890 113,203
Genco Shipping & Trading Ltd.
4,893 104,270
Golden Ocean Group Ltd. (Norway)
15,000 207,000
Himalaya Shipping Ltd.
7,549 69,149
Matson, Inc.
1,305 170,916
Safe Bulkers, Inc. (Monaco)
14,558 84,727
749,265
Passenger Airlines - 0 .4%
SkyWest, Inc. * 7,121 584,421
Professional Services - 2 .6%
Barrett Business Services, Inc.
4,332 141,959
CBIZ, Inc. *
10,722 794,500
CRA International, Inc.
1,390 239,386
ExlService Holdings, Inc. *
3,954 123,997
Exponent, Inc.
1,356 128,983
Huron Consulting Group, Inc. *
2,515 247,727
ICF International, Inc.
3,106 461,117
Innodata, Inc. *
4,893 72,563
Kelly Services, Inc., Class A
2,917 62,453
Kforce, Inc.
1,183 73,500
Parsons Corp. *
11,101 908,173
TriNet Group, Inc.
928 92,800
Upwork, Inc. *
3,888 41,796
Verra Mobility Corp., Class A *
7,514 204,381
INVESTMENTS SHARES VALUE ($)
Professional Services - 2.6% (continued)
Willdan Group, Inc. *
2,249 64,884
3,658,219
Trading Companies & Distributors - 2 .9%
Applied Industrial Technologies, Inc.
4,835 937,990
Beacon Roofing Supply, Inc. *
4,115 372,408
BlueLinx Holdings, Inc. *
3,429 319,206
Boise Cascade Co.
6,317 753,113
GATX Corp.
1,376 182,127
Global Industrial Co.
6,932 217,388
GMS, Inc. *
2,174 175,246
Herc Holdings, Inc.
1,680 223,927
Hudson Technologies, Inc. *
7,100 62,409
MRC Global, Inc. *
5,186 66,951
Rush Enterprises, Inc., Class A
14,698 615,405
Transcat, Inc. *
1,499 179,400
4,105,570
Total Industrials 28,692,449
Information Technology - 15 .4%
Communications Equipment - 0 .3%
Calix, Inc. *
5,862 207,691
Digi International, Inc. *
3,227 73,995
Extreme Networks, Inc. *
4,782 64,318
Harmonic, Inc. *
4,387 51,635
397,639
Electronic Equipment, Instruments & Components - 2 .9%
Advanced Energy Industries, Inc.
2,167 235,683
Arlo Technologies, Inc. *
14,271 186,094
Badger Meter, Inc.
3,605 671,792
Bel Fuse, Inc., Class B
882 57,542
Belden, Inc.
885 83,013
Daktronics, Inc. *
11,010 153,589
ePlus, Inc. *
2,840 209,251
Fabrinet (Thailand) *
3,413 835,468
Insight Enterprises, Inc. *
3,249 644,472
Itron, Inc. *
2,870 284,015
Mirion Technologies, Inc. *
7,166 76,963
Napco Security Technologies, Inc.
3,249 168,785
Novanta, Inc. *
1,513 246,785
PC Connection, Inc.
2,599 166,856
ScanSource, Inc. *
2,464 109,180
4,129,488
IT Services - 0 .2%
Applied Digital Corp. *
8,888 52,884
ASGN, Inc. *
2,774 244,583
Hackett Group, Inc. (The)
1,917 41,637
339,104
Semiconductors & Semiconductor Equipment - 3 .7%
ACM Research, Inc., Class A *
6,051 139,536
Amkor Technology, Inc.
18,204 728,524
Axcelis Technologies, Inc. *
3,701 526,245
Cohu, Inc. *
3,568 118,101

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 3.7% (continued)
Credo Technology Group Holding
Ltd. * 10,813 345,367
Diodes, Inc. *
3,066 220,537
FormFactor, Inc. *
3,422 207,134
Impinj, Inc. *
721 113,031
MACOM Technology Solutions
Holdings, Inc. * 11,681 1,302,081
Onto Innovation, Inc. *
2,153 472,713
PDF Solutions, Inc. *
5,510 200,454
Photronics, Inc. *
2,262 55,804
Rambus, Inc. *
4,542 266,888
Ultra Clean Holdings, Inc. *
3,122 152,978
Veeco Instruments, Inc. *
8,355 390,262
5,239,655
Software - 5 .8%
A10 Networks, Inc.
16,745 231,918
ACI Worldwide, Inc. *
4,080 161,527
Agilysys, Inc. *
994 103,515
Alarm.com Holdings, Inc. *
825 52,420
Alkami Technology, Inc. *
4,573 130,239
Altair Engineering, Inc., Class A *
2,085 204,497
Appfolio, Inc., Class A *
4,481 1,095,918
Aurora Innovation, Inc. *
94,758 262,480
AvePoint, Inc. *
7,243 75,472
Bit Digital, Inc. (China) *
14,895 47,366
C3.ai, Inc., Class A *
5,761 166,839
Cipher Mining, Inc. *
43,298 179,687
Cleanspark, Inc. *
21,655 345,397
CommVault Systems, Inc. *
980 119,139
Digimarc Corp. *
1,535 47,600
InterDigital, Inc.
1,745 203,397
LiveRamp Holdings, Inc. *
3,488 107,919
Marathon Digital Holdings, Inc. *
21,569 428,145
MicroStrategy, Inc., Class A *
1,344 1,851,333
NextNav, Inc. *
26,861 217,843
Q2 Holdings, Inc. *
3,708 223,704
Qualys, Inc. *
775 110,515
SEMrush Holdings, Inc., Class A *
4,195 56,171
SolarWinds Corp.
6,156 74,180
SoundHound AI, Inc. *
28,910 114,194
SPS Commerce, Inc. *
3,472 653,291
Tenable Holdings, Inc. *
2,534 110,432
Terawulf, Inc. *
61,815 275,077
Varonis Systems, Inc., Class B *
2,235 107,213
Viant Technology, Inc., Class A *
6,274 61,924
Weave Communications, Inc. *
4,528 40,843
Zeta Global Holdings Corp., Class
A * 13,092 231,074
Zuora, Inc., Class A *
5,393 53,552
8,144,821
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 2 .5%
Super Micro Computer, Inc. *
4,183 3,427,341
Turtle Beach Corp. *
4,263 61,132
3,488,473
Total Information Technology 21,739,180
Materials - 3 .6%
Chemicals - 1 .1%
Aspen Aerogels, Inc. *
9,010 214,889
Hawkins, Inc.
8,372 761,852
HB Fuller Co.
2,017 155,228
Innospec, Inc.
2,133 263,617
Koppers Holdings, Inc.
1,041 38,507
Kronos Worldwide, Inc.
6,074 76,229
1,510,322
Construction Materials - 0 .2%
Summit Materials, Inc., Class A *
4,669 170,932
United States Lime & Minerals, Inc.
350 127,463
298,395
Containers & Packaging - 0 .2%
Pactiv Evergreen, Inc.
14,961 169,358
Ranpak Holdings Corp. *
17,841 114,718
284,076
Metals & Mining - 2 .0%
Alpha Metallurgical Resources, Inc.
1,307 366,653
Arch Resources, Inc.
550 83,726
ATI, Inc. *
8,942 495,834
Carpenter Technology Corp.
3,248 355,916
Century Aluminum Co. *
2,713 45,443
Coeur Mining, Inc. *
7,559 42,482
Commercial Metals Co.
3,960 217,760
Constellium SE, Class A *
6,285 118,472
Hecla Mining Co.
14,091 68,341
Materion Corp.
523 56,552
Metallus, Inc. *
13,701 277,719
Ramaco Resources, Inc., Class A
6,564 81,722
Ryerson Holding Corp.
7,864 153,348
SunCoke Energy, Inc.
12,255 120,099
Warrior Met Coal, Inc.
6,274 393,819
2,877,886
Paper & Forest Products - 0 .1%
Clearwater Paper Corp. *
1,266 61,363
Sylvamo Corp.
1,689 115,865
177,228
Total Materials 5,147,907

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Real Estate - 2 .3%
Health Care REITs - 0 .4%
CareTrust REIT, Inc., REIT
4,824 121,083
Diversified Healthcare Trust, REIT
66,301 202,218
Sabra Health Care REIT, Inc., REIT
15,271 235,173
558,474
Hotel & Resort REITs - 0 .2%
Ryman Hospitality Properties, Inc.,
REIT 2,726 272,218
Industrial REITs - 0 .2%
Innovative Industrial Properties, Inc.,
REIT 1,286 140,457
Terreno Realty Corp., REIT
2,183 129,190
269,647
Office REITs - 0 .2%
SL Green Realty Corp., REIT 4,398 249,103
Real Estate Management & Development - 0 .6%
Compass, Inc., Class A *
22,610 81,396
Forestar Group, Inc. *
4,863 155,567
Newmark Group, Inc., Class A
3,979 40,705
St Joe Co. (The)
10,523 575,608
853,276
Retail REITs - 0 .6%
Acadia Realty Trust, REIT
6,389 114,491
Macerich Co. (The), REIT
6,261 96,670
Phillips Edison & Co., Inc., REIT
1,226 40,102
Tanger, Inc., REIT
19,764 535,802
Urban Edge Properties, REIT
4,372 80,751
867,816
Specialized REITs - 0 .1%
Farmland Partners, Inc., REIT
9,873 113,836
Uniti Group, Inc., REIT
33,847 98,833
212,669
Total Real Estate 3,283,203
Utilities - 0 .3%
Electric Utilities - 0 .3%
Otter Tail Corp. 4,118 360,696
Gas Utilities - 0 .0% †
Southwest Gas Holdings, Inc. 938 66,016
Water Utilities - 0 .0% †
Consolidated Water Co. Ltd. 1,973 52,363
Total Utilities 479,075
TOTAL COMMON STOCKS
(Cost $72,447,191) 134,867,555
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.5%
INVESTMENT COMPANIES - 4 .5%
Limited Purpose Cash Investment
Fund, 5.33% (a)
(Cost $6,373,714) 6,376,365 6,373,814
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $78,820,905) 141,241,369
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 397,245
NET ASSETS - 100.0% 141,638,614
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,673,713 1 .2%
Consumer Discretionary 16,846,839 11 .9
Consumer Staples 4,980,946 3 .5
Energy 11,325,572 8 .0
Financials 17,038,694 12 .0
Health Care 23,659,977 16 .7
Industrials 28,692,449 20 .3
Information Technology 21,739,180 15 .4
Materials 5,147,907 3 .6
Real Estate 3,283,203 2 .3
Utilities 479,075 0 .3
Investment Companies 6,373,814 4 .5
Total Investments In Securities
At Value 141,241,369 99 .7
Other Assets in Excess of
Liabilities ‡ 397,245 0 .3
Net Assets
$ 141,638,614 100 .0%

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 56 9/2024 USD $ 5,782,000 $ 51,427
Net value $ 51,427

Schedule of Investments
June 30, 2024 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.7%
Australia - 4 .1%
ANZ Group Holdings Ltd. 6,436 120,918
Brambles Ltd. 37,034 357,376
CAR Group Ltd. 10,688 250,229
Commonwealth Bank of Australia 14,755 1,249,916
Fortescue Ltd. 46,858 667,092
Goodman Group, REIT 81,956 1,890,716
National Australia Bank Ltd. 20,812 501,886
REA Group Ltd. 5,051 659,533
Reece Ltd. 8,633 144,172
Seven Group Holdings Ltd. 9,461 236,356
Suncorp Group Ltd. 25,011 289,227
Wesfarmers Ltd. 8,207 355,376
Westpac Banking Corp. 74,238 1,344,239
WiseTech Global Ltd. 7,229 480,576
8,547,612
Austria - 0 .1%
Erste Group Bank AG 5,564 263,373
Belgium - 0 .2%
Lotus Bakeries NV (1) 32 330,024
Brazil - 0 .2%
Wheaton Precious Metals Corp. (1) 7,921 415,316
Canada - 8 .2%
AltaGas Ltd. (1) 6,848 154,725
ARC Resources Ltd. (1) 8,555 152,646
Brookfield Asset Management Ltd.,
Class A (1) 6,841 260,429
Brookfield Corp., Class A (1) 15,481 643,886
Cameco Corp. (1) 17,505 861,271
Canadian Natural Resources Ltd.
(1) 9,986 355,702
Canadian Pacific Kansas City Ltd.
(1) 15,181 1,195,571
Cenovus Energy, Inc. (1) 12,482 245,343
Constellation Software, Inc. (1) 758 2,184,090
Dollarama, Inc. (1) 8,369 764,133
Fairfax Financial Holdings Ltd. (1) 781 888,486
Hydro One Ltd. (1)(a) 7,477 217,798
Imperial Oil Ltd. (1) 6,438 438,973
Intact Financial Corp. (1) 5,158 859,673
Ivanhoe Mines Ltd., Class A (1)* 12,032 155,232
Kinross Gold Corp. (1) 12,384 103,106
Lumine Group, Inc. (1)*(b) 2,271 61,305
Manulife Financial Corp. (1) 12,795 340,720
MEG Energy Corp. (1)* 6,010 128,586
Shopify, Inc., Class A (1)* 29,276 1,934,756
Suncor Energy, Inc. (1) 13,565 517,097
Teck Resources Ltd., Class B (1) 6,010 288,013
Thomson Reuters Corp. (1) 15,397 2,595,447
WSP Global, Inc. (1) 10,904 1,697,949
17,044,937
Chile - 0 .1%
Lundin Mining Corp. (1) 19,065 212,244
INVESTMENTS SHARES VALUE ($)
Denmark - 6 .6%
Danske Bank A/S 41,446 1,236,170
Demant A/S * 6,793 294,209
DSV A/S 5,619 862,506
Novo Nordisk A/S, Class B 71,151 10,180,631
Pandora A/S 6,841 1,029,660
ROCKWOOL A/S, Class B 489 198,230
13,801,406
Finland - 0 .4%
UPM-Kymmene OYJ 7,595 266,756
Wartsila OYJ Abp 25,817 500,495
767,251
France - 6 .6%
Accor SA 32,662 1,336,496
Air Liquide SA 5,820 1,004,459
Airbus SE 1,035 142,050
Capgemini SE 1,728 343,246
Credit Agricole SA 52,272 713,754
Dassault Systemes SE 9,102 342,244
Hermes International SCA 1,698 3,921,743
Klepierre SA, REIT 2,179 58,175
Legrand SA 2,537 251,810
L'Oreal SA 1,984 873,288
LVMH Moet Hennessy Louis
Vuitton SE 1,596 1,225,395
Publicis Groupe SA 8,705 924,637
Renault SA 2,111 108,262
Safran SA 6,749 1,422,409
SEB SA 1,085 111,358
Sodexo SA 5,372 483,915
Unibail-Rodamco-Westfield, REIT * 4,921 388,892
Vivendi SE 6,869 71,792
13,723,925
Germany - 7 .4%
adidas AG 2,253 537,941
Bechtle AG 1,230 57,858
Commerzbank AG 42,785 648,973
Daimler Truck Holding AG 8,647 344,870
Deutsche Bank AG (Registered) 54,252 867,086
Hannover Rueck SE 2,949 746,505
Heidelberg Materials AG 7,894 816,035
LEG Immobilien SE 5,415 442,385
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,168 3,083,724
Nemetschek SE 1,487 145,171
Rational AG 137 113,590
Rheinmetall AG 2,264 1,153,770
RWE AG 8,199 281,269
SAP SE 17,127 3,440,395
Scout24 SE (a) 4,384 334,954
Siemens AG (Registered) 2,892 538,275
Siemens Energy AG * 20,262 528,324
Symrise AG, Class A 675 82,591
Talanx AG 9,912 789,884
Vonovia SE 19,803 563,562
15,517,162

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 0 .1%
Techtronic Industries Co. Ltd. 25,361 289,113
Italy - 4 .5%
Banco BPM SpA 77,922 501,490
Ferrari NV 8,263 3,372,060
Intesa Sanpaolo SpA 425,117 1,579,911
Leonardo SpA 26,512 614,252
Mediobanca Banca di Credito
Finanziario SpA 15,088 220,859
Poste Italiane SpA (a) 10,427 132,679
Prysmian SpA 8,551 527,913
UniCredit SpA 64,973 2,404,392
9,353,556
Japan - 31 .5%
Advantest Corp. 21,632 876,657
Aisin Corp. 3,400 111,074
Bandai Namco Holdings, Inc. 12,277 240,523
Brother Industries Ltd. 15,400 272,029
Canon, Inc. 16,600 450,319
Chiba Bank Ltd. (The) 71,223 638,392
Chugai Pharmaceutical Co. Ltd. 32,669 1,163,289
Dai Nippon Printing Co. Ltd. 6,186 208,719
Dai-ichi Life Holdings, Inc. 12,800 342,782
Daiichi Sankyo Co. Ltd. 13,806 479,810
Daikin Industries Ltd. 2,674 372,263
Disco Corp. 4,052 1,543,405
ENEOS Holdings, Inc. 110,100 567,395
Fast Retailing Co. Ltd. 4,256 1,076,518
Fuji Electric Co. Ltd. 1,600 91,425
FUJIFILM Holdings Corp. 12,500 293,209
Fujitsu Ltd. 41,080 644,278
Hikari Tsushin, Inc. 595 111,456
Hitachi Ltd. 90,805 2,044,595
Honda Motor Co. Ltd. 59,319 637,679
Hoya Corp. 6,387 746,892
Idemitsu Kosan Co. Ltd. 42,400 275,581
Inpex Corp. 22,854 335,622
ITOCHU Corp. 60,329 2,965,665
Japan Post Holdings Co. Ltd. 34,600 343,915
Japan Post Insurance Co. Ltd. 17,000 330,618
Japan Tobacco, Inc. 58,898 1,594,925
JFE Holdings, Inc. 8,800 127,007
Kajima Corp. 10,500 182,133
Kansai Electric Power Co., Inc.
(The) 17,500 293,857
Kawasaki Kisen Kaisha Ltd. 15,100 220,202
Keyence Corp. 310 135,680
Kikkoman Corp. 16,975 197,284
Komatsu Ltd. 4,400 128,522
Konami Group Corp. 2,207 159,576
Makita Corp. 9,300 254,615
Marubeni Corp. 81,042 1,502,727
Mazda Motor Corp. 52,292 504,148
Mitsubishi Corp. 133,656 2,627,395
Mitsubishi Electric Corp. 32,000 512,804
Mitsubishi Estate Co. Ltd. 21,800 343,207
Mitsubishi HC Capital, Inc. 284,915 1,885,137
Mitsubishi Heavy Industries Ltd. 141,720 1,525,627
INVESTMENTS SHARES VALUE ($)
Japan - 31.5% (continued)
Mitsubishi UFJ Financial Group,
Inc. 140,000 1,510,884
Mitsui & Co. Ltd. 65,852 1,501,862
Mitsui Fudosan Co. Ltd. 54,300 499,773
Mitsui OSK Lines Ltd. 3,936 118,342
Mizuho Financial Group, Inc. 39,461 830,551
MS&AD Insurance Group
Holdings, Inc. 50,900 1,136,394
Nintendo Co. Ltd. 4,600 245,647
Nippon Sanso Holdings Corp. 18,600 552,366
Nippon Steel Corp. 32,439 687,656
Nippon Yusen KK 39,301 1,146,682
Nitori Holdings Co. Ltd. 2,207 233,649
Nomura Holdings, Inc. 34,800 201,016
Nomura Research Institute Ltd. 24,422 690,257
Obayashi Corp. 17,900 213,912
Obic Co. Ltd. 4,623 596,516
Oriental Land Co. Ltd. 6,381 178,311
ORIX Corp. 7,900 175,095
Osaka Gas Co. Ltd. 17,300 382,336
Otsuka Holdings Co. Ltd. 3,200 135,190
Pan Pacific International Holdings
Corp. 8,700 203,509
Rakuten Group, Inc. * 46,000 238,300
Recruit Holdings Co. Ltd. 30,518 1,642,087
Renesas Electronics Corp. 54,651 1,036,437
Resona Holdings, Inc. 97,250 646,921
SCREEN Holdings Co. Ltd. 700 63,461
Shimadzu Corp. 10,609 265,904
Shin-Etsu Chemical Co. Ltd. 30,509 1,186,240
Shionogi & Co. Ltd. 1,811 70,536
Shiseido Co. Ltd. 1,956 55,744
Shizuoka Financial Group, Inc. 62,736 606,457
SoftBank Group Corp. 24,700 1,588,735
Sompo Holdings, Inc. 24,500 524,881
Sony Group Corp. 1,432 122,037
Subaru Corp. 18,400 391,283
Sumitomo Corp. 18,451 463,525
Sumitomo Mitsui Financial Group,
Inc. 71,021 4,767,279
Sumitomo Realty & Development
Co. Ltd. 11,400 336,390
Suzuki Motor Corp. 44,836 517,614
T&D Holdings, Inc. 20,300 354,581
Taisei Corp. 1,722 64,063
TDK Corp. 5,500 338,205
Terumo Corp. 17,314 287,156
Tokio Marine Holdings, Inc. 42,000 1,578,320
Tokyo Electric Power Co. Holdings,
Inc. * 81,800 440,492
Tokyo Electron Ltd. 8,929 1,954,562
Tokyo Gas Co. Ltd. 6,427 138,360
TOPPAN Holdings, Inc. 14,000 388,367
Toyota Industries Corp. 4,400 374,288
Toyota Motor Corp. 204,400 4,193,771
Toyota Tsusho Corp. 17,334 338,761
Yokogawa Electric Corp. 15,100 366,720
65,940,381

Schedule of Investments
June 30, 2024 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 6 .4%
Aegon Ltd. 24,564 151,877
ASM International NV 1,749 1,336,893
ASML Holding NV 5,933 6,046,714
BE Semiconductor Industries NV 7,178 1,199,094
Euronext NV (a) 2,533 234,734
ING Groep NV 23,812 409,154
Koninklijke Philips NV * 8,650 217,535
NN Group NV 16,580 770,613
Universal Music Group NV 5,112 152,073
Wolters Kluwer NV 17,543 2,897,020
13,415,707
New Zealand - 0 .2%
Xero Ltd. * 3,525 318,789
Norway - 0 .4%
Kongsberg Gruppen ASA 7,733 629,722
Salmar ASA 2,942 154,293
784,015
Singapore - 0 .3%
DBS Group Holdings Ltd. 8,043 211,843
STMicroelectronics NV 10,182 398,808
610,651
Spain - 2 .1%
ACS Actividades de Construccion
y Servicios SA 18,525 800,131
Aena SME SA (a) 692 140,128
Amadeus IT Group SA 1,522 101,281
Banco Bilbao Vizcaya Argentaria
SA 156,824 1,574,276
Banco Santander SA 139,790 650,411
CaixaBank SA 31,163 165,492
Iberdrola SA 7,943 103,060
Industria de Diseno Textil SA 16,997 843,449
4,378,228
Sweden - 3 .0%
Atlas Copco AB, Class A 57,417 1,078,076
EQT AB 11,188 328,003
Fastighets AB Balder, Class B * 64,047 439,662
H & M Hennes & Mauritz AB, Class
B 7,256 114,936
Hexagon AB, Class B 96,475 1,093,180
Investor AB, Class B 39,247 1,075,488
Saab AB, Class B 24,908 598,411
Sandvik AB 10,002 200,983
SKF AB, Class B 7,636 153,463
Svenska Handelsbanken AB,
Class A 13,034 124,555
Volvo AB, Class B 38,151 980,268
6,187,025
Switzerland - 3 .8%
ABB Ltd. (Registered) 15,847 878,731
Adecco Group AG (Registered) 1,695 56,231
Chocoladefabriken Lindt &
Spruengli AG 14 163,531
EMS-Chemie Holding AG
(Registered) 698 571,184
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.8% (continued)
Geberit AG (Registered) 251 147,852
Givaudan SA (Registered) 101 478,398
Kuehne + Nagel International AG
(Registered) 856 246,342
Logitech International SA
(Registered) 4,236 407,676
Lonza Group AG (Registered) 462 251,515
Partners Group Holding AG 1,321 1,691,616
Sika AG (Registered) 3,604 1,028,797
UBS Group AG (Registered) 53,922 1,583,698
VAT Group AG (a) 786 443,820
7,949,391
United Kingdom - 4 .3%
3i Group plc 19,506 751,779
Admiral Group plc 2,381 78,680
Ashtead Group plc 13,087 872,559
Associated British Foods plc 11,286 352,393
AstraZeneca plc 405 63,031
BAE Systems plc 103,894 1,730,525
Barclays plc 164,982 435,951
Bunzl plc 7,883 299,508
Compass Group plc 19,222 523,671
Informa plc 14,356 154,929
InterContinental Hotels Group plc 5,737 602,823
JD Sports Fashion plc 166,973 250,733
M&G plc 24,128 62,029
Melrose Industries plc 104,471 727,583
Pearson plc 5,086 63,510
Rolls-Royce Holdings plc * 286,830 1,647,334
SSE plc 3,616 81,662
Wise plc, Class A * 30,548 261,999
8,960,699
United States - 7 .2%
CRH plc 13,249 981,807
CSL Ltd. 2,954 579,271
Experian plc 4,463 207,337
Ferrovial SE 5,867 227,920
Holcim AG 7,913 699,446
Jackson Financial, Inc., Class A (1) 223 16,560
Schneider Electric SE 8,827 2,116,235
Shell plc 256,683 9,206,707
Stellantis NV 43,941 868,657
14,903,940
TOTAL COMMON STOCKS
(Cost $117,336,920) 203,714,745
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 758 –

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.7%
INVESTMENT COMPANIES - 1 .7%
Limited Purpose Cash Investment
Fund, 5.33% (1)(c)
(Cost $3,471,570) 3,473,050 3,471,661
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $120,808,490) 207,186,406
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% ‡ 1,157,455
NET ASSETS - 100.0% 208,343,861
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,542,105 2 .2%
Consumer Discretionary 25,263,813 12 .1
Consumer Staples 3,721,483 1 .8
Energy 13,084,923 6 .2
Financials 46,140,163 22 .1
Health Care 14,469,066 6 .9
Industrials 49,794,693 23 .9
Information Technology 29,318,435 14 .1
Materials 10,323,745 5 .0
Real Estate 4,962,760 2 .4
Utilities 2,093,559 1 .0
Investment Companies 3,471,661 1 .7
Total Investments In Securities
At Value 207,186,406 99 .4
Other Assets in Excess of
Liabilities ‡ 1,157,455 0 .6
Net Assets
$ 208,343,861 100 .0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2024 amounted to $1,504,113, which represents 0.72% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2024 amounted to $61,305, which represents 0.03% of net assets of the Fund.
(c) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 23 9/2024 USD $ 2,694,680 $ 13,113
Net value $ 13,113

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.8%
Communication Services - 6 .1%
Diversified Telecommunication Services - 0 .6%
AT&T, Inc.
744,706 14,231,332
Verizon Communications, Inc.
56,831 2,343,710
16,575,042
Entertainment - 1 .6%
Electronic Arts, Inc. 289,432 40,326,561
Interactive Media & Services - 2 .3%
Alphabet, Inc., Class A
216,698 39,471,541
Meta Platforms, Inc., Class A
36,173 18,239,150
57,710,691
Wireless Telecommunication Services - 1 .6%
T-Mobile US, Inc. 225,234 39,681,726
Total Communication Services 154,294,020
Consumer Discretionary - 6 .3%
Diversified Consumer Services - 0 .2%
Grand Canyon Education, Inc. * 42,175 5,900,704
Hotels, Restaurants & Leisure - 1 .7%
Booking Holdings, Inc.
792 3,137,508
Chipotle Mexican Grill, Inc., Class
A * 144,500 9,052,925
McDonald's Corp.
96,388 24,563,518
Texas Roadhouse, Inc., Class A
30,901 5,306,011
42,059,962
Household Durables - 0 .7%
Garmin Ltd.
75,680 12,329,785
NVR, Inc. *
421 3,194,784
PulteGroup, Inc.
17,352 1,910,455
17,435,024
Specialty Retail - 2 .9%
AutoZone, Inc. *
7,988 23,677,231
Murphy USA, Inc.
20,569 9,656,323
O'Reilly Automotive, Inc. *
33,837 35,733,902
Williams-Sonoma, Inc.
16,513 4,662,776
73,730,232
Textiles, Apparel & Luxury Goods - 0 .8%
Deckers Outdoor Corp. * 22,097 21,388,791
Total Consumer Discretionary 160,514,713
Consumer Staples - 17 .0%
Beverages - 3 .9%
Coca-Cola Co. (The)
585,780 37,284,897
Molson Coors Beverage Co., Class
B 218,144 11,088,260
Monster Beverage Corp. *
323,670 16,167,316
PepsiCo, Inc.
207,128 34,161,621
98,702,094
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 4 .6%
Casey's General Stores, Inc.
28,906 11,029,373
Costco Wholesale Corp.
48,003 40,802,070
Kroger Co. (The)
623,335 31,123,117
Walmart, Inc.
510,373 34,557,356
117,511,916
Food Products - 4 .5%
Bunge Global SA
6,966 743,760
Flowers Foods, Inc.
97,131 2,156,308
General Mills, Inc.
265,921 16,822,162
Hershey Co. (The)
112,712 20,719,847
Hormel Foods Corp.
25,940 790,911
J M Smucker Co. (The)
138,900 15,145,656
Kraft Heinz Co. (The)
969,790 31,246,634
Mondelez International, Inc., Class A
401,242 26,257,276
113,882,554
Household Products - 4 .0%
Church & Dwight Co., Inc.
308,312 31,965,788
Colgate-Palmolive Co.
323,382 31,380,989
Kimberly-Clark Corp.
6,432 888,903
Procter & Gamble Co. (The)
222,413 36,680,352
100,916,032
Total Consumer Staples 431,012,596
Energy - 4 .3%
Oil, Gas & Consumable Fuels - 4 .3%
Chesapeake Energy Corp.
11,444 940,582
Chevron Corp.
226,846 35,483,251
ConocoPhillips
93,936 10,744,400
Coterra Energy, Inc.
104,711 2,792,642
DT Midstream, Inc.
51,508 3,658,613
EOG Resources, Inc.
84,235 10,602,660
Exxon Mobil Corp.
278,010 32,004,511
Kinder Morgan, Inc.
76,595 1,521,943
Marathon Petroleum Corp.
29,977 5,200,410
Phillips 66
17,945 2,533,296
Texas Pacific Land Corp.
3,653 2,682,288
Total Energy 108,164,596
Financials - 13 .7%
Banks - 0 .1%
First Citizens BancShares, Inc.,
Class A 425 715,534
JPMorgan Chase & Co.
6,686 1,352,311
2,067,845
Capital Markets - 3 .0%
Cboe Global Markets, Inc.
198,154 33,698,069
CME Group, Inc.
174,926 34,390,452
Intercontinental Exchange, Inc.
61,543 8,424,621
76,513,142

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - 3 .1%
Jack Henry & Associates, Inc.
4,818 799,884
Mastercard, Inc., Class A
80,390 35,464,852
MGIC Investment Corp.
314,101 6,768,877
Visa, Inc., Class A
132,612 34,806,672
77,840,285
Insurance - 7 .5%
Arch Capital Group Ltd. *
72,482 7,312,709
Arthur J Gallagher & Co.
80,338 20,832,447
Assurant, Inc.
42,856 7,124,810
Assured Guaranty Ltd.
18,420 1,421,103
Chubb Ltd.
89,716 22,884,757
CNA Financial Corp.
27,724 1,277,245
Everest Group Ltd.
44,918 17,114,656
Markel Group, Inc. *
2,100 3,308,886
Marsh & McLennan Cos., Inc.
116,121 24,469,017
Progressive Corp. (The)
167,133 34,715,196
Reinsurance Group of America, Inc.
28,241 5,797,030
RenaissanceRe Holdings Ltd.
32,886 7,350,350
Travelers Cos., Inc. (The)
107,380 21,834,649
Unum Group
133,958 6,846,593
W R Berkley Corp.
59,131 4,646,514
White Mountains Insurance Group
Ltd. 2,680 4,870,766
191,806,728
Total Financials 348,228,000
Health Care - 18 .1%
Biotechnology - 5 .2%
AbbVie, Inc.
70,741 12,133,496
Exelixis, Inc. *
136,139 3,059,043
Neurocrine Biosciences, Inc. *
53,934 7,425,094
Regeneron Pharmaceuticals, Inc. *
36,804 38,682,108
United Therapeutics Corp. *
92,157 29,356,613
Vertex Pharmaceuticals, Inc. *
86,769 40,670,366
131,326,720
Health Care Equipment & Supplies - 1 .6%
Abbott Laboratories
163,950 17,036,045
Becton Dickinson & Co.
52,020 12,157,594
Stryker Corp.
29,476 10,029,209
39,222,848
Health Care Providers & Services - 5 .6%
Cardinal Health, Inc.
147,965 14,547,919
Cencora, Inc.
92,300 20,795,190
Centene Corp. *
94,843 6,288,091
Chemed Corp.
11,826 6,416,551
Cigna Group (The)
29,805 9,852,639
Elevance Health, Inc.
15,053 8,156,618
McKesson Corp.
67,942 39,680,846
UnitedHealth Group, Inc.
72,605 36,974,822
142,712,676
INVESTMENTS SHARES VALUE ($)
Health Care Technology - 0 .2%
Veeva Systems, Inc., Class A * 26,644 4,876,118
Life Sciences Tools & Services - 1 .1%
Danaher Corp.
100,099 25,009,735
Medpace Holdings, Inc. *
1,865 768,100
Thermo Fisher Scientific, Inc.
4,717 2,608,501
West Pharmaceutical Services, Inc.
2,043 672,944
29,059,280
Pharmaceuticals - 4 .4%
Eli Lilly & Co.
47,395 42,910,485
Johnson & Johnson
243,037 35,522,288
Merck & Co., Inc.
270,823 33,527,887
111,960,660
Total Health Care 459,158,302
Industrials - 17 .1%
Aerospace & Defense - 5 .0%
Curtiss-Wright Corp.
5,099 1,381,727
General Dynamics Corp.
102,028 29,602,404
General Electric Co.
149,666 23,792,404
Lockheed Martin Corp.
78,875 36,842,513
Northrop Grumman Corp.
73,581 32,077,637
RTX Corp.
34,713 3,484,838
127,181,523
Air Freight & Logistics - 0 .5%
Expeditors International of
Washington, Inc. 109,878 13,711,676
Commercial Services & Supplies - 4 .5%
Cintas Corp.
43,038 30,137,790
Copart, Inc. *
87,793 4,754,869
Republic Services, Inc., Class A
195,665 38,025,536
Rollins, Inc.
96,086 4,688,036
Waste Management, Inc.
174,552 37,238,923
114,845,154
Construction & Engineering - 0 .2%
EMCOR Group, Inc. 11,385 4,156,436
Ground Transportation - 1 .3%
Landstar System, Inc.
87,794 16,196,237
Old Dominion Freight Line, Inc.
63,797 11,266,550
U-Haul Holding Co. *
2,125 131,176
Union Pacific Corp.
19,257 4,357,089
31,951,052
Machinery - 1 .0%
Crane Co.
17,998 2,609,350
Cummins, Inc.
17,969 4,976,155
IDEX Corp.
3,856 775,827
Illinois Tool Works, Inc.
38,005 9,005,665
Lincoln Electric Holdings, Inc.
13,158 2,482,125
PACCAR, Inc.
31,180 3,209,669
Snap-on, Inc.
3,147 822,595
23,881,386

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 3 .8%
Automatic Data Processing, Inc.
78,612 18,763,898
Booz Allen Hamilton Holding Corp.,
Class A 15,816 2,434,082
CACI International, Inc., Class A *
55,380 23,820,599
FTI Consulting, Inc. *
112,045 24,149,059
Leidos Holdings, Inc.
44,413 6,478,969
Paychex, Inc.
39,389 4,669,960
Science Applications International
Corp. 11,649 1,369,340
Verisk Analytics, Inc., Class A
56,093 15,119,868
96,805,775
Trading Companies & Distributors - 0 .8%
Fastenal Co.
80,827 5,079,168
WW Grainger, Inc.
17,520 15,807,245
20,886,413
Total Industrials 433,419,415
Information Technology - 13 .6%
Communications Equipment - 1 .7%
Arista Networks, Inc. *
14,401 5,047,262
Cisco Systems, Inc.
765,630 36,375,081
F5, Inc. *
4,288 738,522
Ubiquiti, Inc.
6,419 934,992
43,095,857
Electronic Equipment, Instruments & Components - 0 .8%
Amphenol Corp., Class A
291,558 19,642,262
TD SYNNEX Corp.
8,504 981,362
20,623,624
IT Services - 1 .6%
Accenture plc, Class A
35,337 10,721,599
Akamai Technologies, Inc. *
60,052 5,409,484
Amdocs Ltd.
135,066 10,659,409
International Business Machines
Corp. 75,781 13,106,324
VeriSign, Inc. *
6,776 1,204,773
41,101,589
Semiconductors & Semiconductor Equipment - 0 .6%
Analog Devices, Inc.
14,700 3,355,422
Broadcom, Inc.
785 1,260,341
NVIDIA Corp.
75,690 9,350,743
13,966,506
Software - 7 .2%
Adobe, Inc. *
43,974 24,429,316
Cadence Design Systems, Inc. *
115,246 35,466,957
Crowdstrike Holdings, Inc., Class A *
23,280 8,920,663
Dolby Laboratories, Inc., Class A
129,006 10,221,145
Fortinet, Inc. *
21,589 1,301,169
Gitlab, Inc., Class A *
64,667 3,215,243
Manhattan Associates, Inc. *
33,515 8,267,480
Microsoft Corp.
80,203 35,846,731
Nutanix, Inc., Class A *
64,002 3,638,514
INVESTMENTS SHARES VALUE ($)
Software - 7.2% (continued)
Palantir Technologies, Inc., Class A *
150,049 3,800,741
Roper Technologies, Inc.
68,712 38,730,206
Synopsys, Inc. *
16,359 9,734,587
183,572,752
Technology Hardware, Storage & Peripherals - 1 .7%
Apple, Inc. 201,305 42,398,859
Total Information Technology 344,759,187
Materials - 0 .4%
Chemicals - 0 .4%
Linde plc
18,086 7,936,318
NewMarket Corp.
6,537 3,370,281
Total Materials 11,306,599
Utilities - 1 .2%
Electric Utilities - 0 .4%
Duke Energy Corp.
86,232 8,643,033
Hawaiian Electric Industries, Inc.
132,120 1,191,723
Xcel Energy, Inc.
13,383 714,786
10,549,542
Gas Utilities - 0 .2%
Atmos Energy Corp. 32,664 3,810,256
Multi-Utilities - 0 .6%
Consolidated Edison, Inc. 171,401 15,326,677
Total Utilities 29,686,475
TOTAL COMMON STOCKS
(Cost $1,461,744,771) 2,480,543,903
SHORT-TERM INVESTMENTS - 2.2%
INVESTMENT COMPANIES - 2 .2%
Limited Purpose Cash Investment
Fund, 5.33% (a)
(Cost $54,277,696) 54,301,163 54,279,442
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $1,516,022,467) 2,534,823,345
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% †‡ 1,074,590
NET ASSETS - 100.0% 2,535,897,935

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 154,294,020 6 .1%
Consumer Discretionary 160,514,713 6 .3
Consumer Staples 431,012,596 17 .0
Energy 108,164,596 4 .3
Financials 348,228,000 13 .7
Health Care 459,158,302 18 .1
Industrials 433,419,415 17 .1
Information Technology 344,759,187 13 .6
Materials 11,306,599 0 .4
Utilities 29,686,475 1 .2
Investment Companies 54,279,442 2 .2
Total Investments In Securities
At Value 2,534,823,345 100 .0
Other Assets in Excess of
Liabilities ‡ 1,074,590 0.0 †
Net Assets
$ 2,535,897,935 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 128 9/2024 USD $ 35,337,600 $ 185,723
Net value $ 185,723

Schedule of Investments
June 30, 2024 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.5%
Australia - 7 .4%
ANZ Group Holdings Ltd. 53,331 1,001,967
Aurizon Holdings Ltd. 234,392 569,395
BHP Group Ltd. 38,878 1,111,209
Brambles Ltd. 12,311 118,800
Cochlear Ltd. 10,954 2,417,986
Coles Group Ltd. 16,175 183,240
Fortescue Ltd. 65,439 931,620
Goodman Group, REIT 26,881 620,142
Medibank Pvt Ltd. 149,829 371,324
QBE Insurance Group Ltd. 21,446 247,564
REA Group Ltd. 14,545 1,899,209
Santos Ltd. 109,455 555,312
Sonic Healthcare Ltd. 22,349 390,296
Telstra Group Ltd. 1,355,158 3,271,651
Washington H Soul Pattinson &
Co. Ltd. 19,037 415,326
Wesfarmers Ltd. 29,562 1,280,079
Woolworths Group Ltd. 85,111 1,910,912
17,296,032
Austria - 0 .0% †
OMV AG 2,070 89,977
Belgium - 0 .7%
Anheuser-Busch InBev SA/NV 15,325 889,705
Groupe Bruxelles Lambert NV 354 25,205
KBC Group NV 3,106 218,856
Lotus Bakeries NV (1) 22 226,891
UCB SA 1,127 167,345
1,528,002
Brazil - 1 .2%
Wheaton Precious Metals Corp. (1) 43,365 2,273,727
Yara International ASA 20,186 581,719
2,855,446
Canada - 11 .5%
Alimentation Couche-Tard, Inc. (1) 13,232 742,532
Bank of Montreal (1) 1,972 165,524
Bank of Nova Scotia (The) (1) 7,201 329,402
Barrick Gold Corp. (1) 5,864 97,815
BCE, Inc. (1) 26,044 843,543
Canadian National Railway Co. (1) 14,914 1,762,360
Canadian Natural Resources Ltd.
(1) 4,328 154,164
Canadian Pacific Kansas City Ltd.
(1) 12,615 993,487
CGI, Inc. (1)* 23,023 2,298,010
Constellation Software, Inc. (1) 655 1,887,308
Descartes Systems Group, Inc.
(The) (1)* 4,966 481,154
Fairfax Financial Holdings Ltd. (1) 452 514,207
Fortis, Inc. (1) 1,804 70,113
Franco-Nevada Corp. (1) 12,505 1,482,629
George Weston Ltd. (1) 1,315 189,159
Hydro One Ltd. (1)(a) 45,825 1,334,839
Imperial Oil Ltd. (1) 18,089 1,233,392
Intact Financial Corp. (1) 11,764 1,960,681
Loblaw Cos. Ltd. (1) 31,600 3,665,744
INVESTMENTS SHARES VALUE ($)
Canada - 11.5% (continued)
Lumine Group, Inc. (1)*(b) 2,895 78,149
Metro, Inc., Class A (1) 37,620 2,084,150
Royal Bank of Canada (1) 10,211 1,087,118
Saputo, Inc. (1) 15,226 341,905
Shopify, Inc., Class A (1)* 8,899 588,106
Sun Life Financial, Inc. (1) 3,828 187,699
Thomson Reuters Corp. (1) 9,491 1,599,883
Toronto-Dominion Bank (The) (1) 2,713 149,130
Tourmaline Oil Corp. (1) 1,547 70,167
West Fraser Timber Co. Ltd. (1) 3,988 306,289
26,698,659
China - 0 .8%
BOC Hong Kong Holdings Ltd. 481,500 1,485,762
SITC International Holdings Co.
Ltd. 102,000 276,582
Wilmar International Ltd. 95,300 217,309
1,979,653
Denmark - 3 .4%
Carlsberg A/S, Class B 10,573 1,269,332
Genmab A/S * 8,882 2,225,771
Novo Nordisk A/S, Class B 25,144 3,597,726
Pandora A/S 1,478 222,458
ROCKWOOL A/S, Class B 1,674 678,605
7,993,892
Finland - 0 .4%
Elisa OYJ 7,027 321,716
Kone OYJ, Class B 4,446 220,439
Nokia OYJ 79,412 302,247
844,402
France - 7 .6%
Air Liquide SA 9,143 1,577,967
AXA SA 2,954 96,806
BNP Paribas SA 1,870 119,590
Bouygues SA 9,854 316,751
Carrefour SA 4,102 58,126
Danone SA 28,355 1,736,738
Dassault Aviation SA 9,603 1,738,981
Dassault Systemes SE 20,125 756,720
Engie SA 4,011 57,439
EssilorLuxottica SA 1,091 234,438
Hermes International SCA 810 1,870,796
Ipsen SA 8,784 1,079,192
L'Oreal SA 7,066 3,110,209
Orange SA 84,827 850,858
Pernod Ricard SA 849 115,837
Societe Generale SA 21,470 504,783
Thales SA 4,719 754,890
TotalEnergies SE 37,989 2,543,507
Vivendi SE 9,710 101,485
17,625,113
Germany - 4 .3%
Allianz SE (Registered) 938 260,512
Beiersdorf AG 21,857 3,199,119
Commerzbank AG 11,228 170,309
Deutsche Boerse AG 1,426 291,470

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 4.3% (continued)
Hannover Rueck SE 2,193 555,132
Nemetschek SE 3,351 327,148
Rational AG 1,109 919,495
SAP SE 17,866 3,588,842
Scout24 SE (a) 6,394 488,526
Talanx AG 2,657 211,735
10,012,288
Hong Kong - 2 .5%
CK Asset Holdings Ltd. 170,000 636,831
MTR Corp. Ltd. 116,000 366,146
Power Assets Holdings Ltd. 540,000 2,918,415
Sino Land Co. Ltd. 309,866 318,883
Sun Hung Kai Properties Ltd. 116,000 1,005,087
Swire Pacific Ltd., Class A 20,000 176,572
Swire Properties Ltd. 148,600 236,742
WH Group Ltd. (a) 192,000 126,376
5,785,052
Italy - 1 .1%
Assicurazioni Generali SpA 13,836 344,433
Coca-Cola HBC AG 37,799 1,286,459
Eni SpA 15,770 242,143
Ferrari NV 804 328,106
Infrastrutture Wireless Italiane SpA
(a) 6,477 67,462
Leonardo SpA 8,618 199,669
2,468,272
Japan - 21 .3%
Brother Industries Ltd. 50,800 897,341
Canon, Inc. 101,600 2,756,170
Capcom Co. Ltd. 31,000 586,424
Chugai Pharmaceutical Co. Ltd. 22,900 815,431
Daiichi Sankyo Co. Ltd. 2,800 97,310
Daito Trust Construction Co. Ltd. 12,100 1,252,488
Disco Corp. 4,200 1,599,779
Fast Retailing Co. Ltd. 600 151,765
FUJIFILM Holdings Corp. 59,400 1,393,328
Fujitsu Ltd. 9,000 141,151
Hirose Electric Co. Ltd. 2,400 266,129
Hoya Corp. 18,900 2,210,154
Inpex Corp. 55,300 812,107
Japan Post Bank Co. Ltd. 189,900 1,803,095
Japan Post Holdings Co. Ltd. 7,400 73,554
Japan Real Estate Investment
Corp., REIT 70 221,256
Japan Tobacco, Inc. 121,100 3,279,321
Kao Corp. 3,700 149,802
KDDI Corp. 84,800 2,246,480
Keyence Corp. 7,000 3,063,748
Kikkoman Corp. 7,000 81,354
Kyocera Corp. 17,400 200,689
McDonald's Holdings Co. Japan
Ltd. 3,600 142,075
MEIJI Holdings Co. Ltd. 5,000 108,141
Mitsubishi Electric Corp. 12,800 205,122
Mitsubishi UFJ Financial Group,
Inc. 53,200 574,136
MonotaRO Co. Ltd. 69,300 811,613
INVESTMENTS SHARES VALUE ($)
Japan - 21.3% (continued)
Murata Manufacturing Co. Ltd. 4,000 82,834
Nexon Co. Ltd. 61,500 1,144,161
Nintendo Co. Ltd. 56,700 3,027,870
Nippon Telegraph & Telephone
Corp. 1,276,400 1,206,968
Nippon Yusen KK 9,700 283,016
Nissin Foods Holdings Co. Ltd. 25,300 643,272
Nitto Denko Corp. 8,300 658,330
Obic Co. Ltd. 15,500 2,000,000
Ono Pharmaceutical Co. Ltd. 12,100 165,326
Oracle Corp. Japan 12,600 869,456
Osaka Gas Co. Ltd. 3,100 68,511
Otsuka Corp. 86,200 1,662,636
Otsuka Holdings Co. Ltd. 8,700 367,547
Recruit Holdings Co. Ltd. 18,900 1,016,956
Renesas Electronics Corp. 7,200 136,545
SCREEN Holdings Co. Ltd. 11,800 1,069,775
SCSK Corp. 19,800 396,129
Secom Co. Ltd. 17,200 1,018,653
Seiko Epson Corp. 26,700 417,403
SG Holdings Co. Ltd. 9,800 90,624
Shin-Etsu Chemical Co. Ltd. 8,800 342,158
Shionogi & Co. Ltd. 4,500 175,268
Shizuoka Financial Group, Inc. 9,600 92,801
SoftBank Corp. 55,700 681,212
Square Enix Holdings Co. Ltd. 7,400 222,968
Subaru Corp. 19,600 416,801
Sumitomo Mitsui Trust Holdings,
Inc. 49,000 1,126,078
Suntory Beverage & Food Ltd. 30,100 1,069,039
Tokyo Electron Ltd. 5,700 1,247,732
TOPPAN Holdings, Inc. 17,200 477,136
Trend Micro, Inc. 11,400 464,673
Unicharm Corp. 5,700 183,171
Yakult Honsha Co. Ltd. 56,800 1,017,653
49,782,665
Netherlands - 3 .6%
Adyen NV *(a) 675 801,681
Argenx SE * 935 405,686
ASM International NV 1,593 1,217,651
ASML Holding NV 528 538,120
BE Semiconductor Industries NV 5,829 973,742
Heineken NV 6,403 619,465
JDE Peet's NV 13,331 265,890
Koninklijke Ahold Delhaize NV 77,814 2,289,840
Koninklijke KPN NV 65,374 250,561
Universal Music Group NV 3,373 100,341
Wolters Kluwer NV 6,013 992,976
8,455,953
Norway - 2 .5%
DNB Bank ASA 17,442 342,227
Equinor ASA 91,258 2,613,978
Gjensidige Forsikring ASA 32,778 584,990
Orkla ASA 221,563 1,796,691
Telenor ASA (1) 32,478 370,195
5,708,081

Schedule of Investments
June 30, 2024 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Portugal - 0 .3%
Galp Energia SGPS SA 4,280 90,397
Jeronimo Martins SGPS SA 27,424 535,974
626,371
Singapore - 3 .1%
DBS Group Holdings Ltd. 61,820 1,628,265
Genting Singapore Ltd. 576,700 366,575
Oversea-Chinese Banking Corp.
Ltd. 320,400 3,402,451
Singapore Telecommunications
Ltd. 38,300 77,503
United Overseas Bank Ltd. 73,900 1,704,602
7,179,396
South Korea - 0 .1%
Delivery Hero SE *(a) 6,443 153,051
Spain - 1 .3%
Banco Santander SA 23,265 108,247
Iberdrola SA 72,838 945,067
Industria de Diseno Textil SA 37,696 1,870,603
2,923,917
Sweden - 1 .1%
Essity AB, Class B 30,372 776,455
Evolution AB (a) 1,878 195,480
Holmen AB, Class B 2,760 108,599
Industrivarden AB, Class A 4,681 159,454
Investor AB, Class B 7,399 202,755
L E Lundbergforetagen AB, Class
B 1,464 72,404
Saab AB, Class B 3,108 74,669
Swedish Orphan Biovitrum AB (1)* 34,044 910,924
Telefonaktiebolaget LM Ericsson,
Class B 12,909 80,129
2,580,869
Switzerland - 5 .7%
BKW AG 1,240 197,925
Chocoladefabriken Lindt &
Spruengli AG 127 1,483,464
EMS-Chemie Holding AG
(Registered) 741 606,371
Kuehne + Nagel International AG
(Registered) 6,384 1,837,201
Logitech International SA
(Registered) 11,519 1,108,598
Novartis AG (Registered) 29,656 3,157,523
Schindler Holding AG 957 240,115
Sonova Holding AG (Registered) 872 268,634
Swisscom AG (Registered) 5,486 3,084,864
Zurich Insurance Group AG 2,614 1,392,467
13,377,162
United Kingdom - 9 .6%
Associated British Foods plc 37,789 1,179,919
AstraZeneca plc 12,430 1,934,519
Auto Trader Group plc (a) 275,178 2,769,714
BAE Systems plc 154,799 2,578,431
British American Tobacco plc 97,390 2,991,790
Centrica plc 307,360 523,894
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.6% (continued)
CK Hutchison Holdings Ltd. 46,500 221,809
Diageo plc 41,987 1,318,140
HSBC Holdings plc 80,167 692,002
Imperial Brands plc 49,225 1,259,610
J Sainsbury plc 142,828 460,171
National Grid plc 8,939 99,814
Next plc 1,031 117,656
Reckitt Benckiser Group plc 11,708 633,394
Rolls-Royce Holdings plc * 86,757 498,266
Sage Group plc (The) 125,322 1,716,951
Tesco plc 274,835 1,061,625
Unilever plc 41,111 2,256,474
22,314,179
United States - 4 .7%
BP plc 92,756 558,463
CSL Ltd. 10,096 1,979,798
GSK plc 20,352 391,455
Holcim AG 1,641 145,051
Nestle SA (Registered) 27,499 2,806,940
Roche Holding AG 6,230 1,726,077
Sanofi SA 10,579 1,020,272
Shell plc 64,890 2,327,475
10,955,531
Zambia - 0 .3%
First Quantum Minerals Ltd. (1) 58,210 764,617
TOTAL COMMON STOCKS
(Cost $177,400,285) 219,998,580
PREFERRED STOCKS - 1.3%
Germany - 1 .3%
Henkel AG & Co. KGaA
(Preference)
(Cost $2,324,421) 34,968 3,113,440
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 883 –
SHARES
SHORT-TERM INVESTMENTS - 3.8%
INVESTMENT COMPANIES - 3 .8%
Limited Purpose Cash Investment
Fund, 5.33% (1)(c)
(Cost $8,794,760) 8,798,876 8,795,357
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $188,519,466) 231,907,377
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% ‡ 1,048,185
NET ASSETS - 100.0% 232,955,562

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 23,613,710 10 .1%
Consumer Discretionary 7,115,444 3 .1
Consumer Staples 52,734,776 22 .6
Energy 11,291,081 4 .8
Financials 25,475,750 10 .9
Health Care 25,738,678 11 .1
Industrials 20,862,068 9 .0
Information Technology 34,608,392 14 .9
Materials 10,988,102 4 .7
Real Estate 4,468,003 1 .9
Utilities 6,216,016 2 .7
Investment Companies 8,795,357 3 .8
Total Investments In Securities
At Value 231,907,377 99 .6
Other Assets in Excess of
Liabilities ‡ 1,048,185 0 .4
Net Assets
$ 232,955,562 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2024 amounted to $5,937,129, which represents 2.55% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2024 amounted to $78,149, which represents 0.03% of net assets of the Fund.
(c) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 68 9/2024 USD $ 7,966,880 $ 39,882
Net value $ 39,882

Schedule of Investments
June 30, 2024 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 87.8%
Australia - 1 .0%
ASX Ltd. (2) 891 35,552
BlueScope Steel Ltd. (2) 106,647 1,447,694
Dexus, REIT (2) 22,877 98,689
Fortescue Ltd. (2) 6,903 98,274
Goodman Group, REIT (2) 25,367 585,214
GPT Group (The), REIT (2) 42,925 114,446
Mirvac Group, REIT (2) 95,677 119,039
Origin Energy Ltd. (2) 22,044 159,488
Qantas Airways Ltd. (2)* 60,213 234,333
QBE Insurance Group Ltd. (2) 9,803 113,162
Scentre Group, REIT (2) 90,560 187,704
Stockland, REIT (2) 49,658 137,541
Vicinity Ltd., REIT (2) 97,628 120,042
Westpac Banking Corp. (2) 17,106 309,741
3,760,919
Belgium - 0 .5%
Ageas SA/NV (2) 39,632 1,808,281
Solvay SA (2) 1,728 60,936
1,869,217
Canada - 1 .8%
Air Canada * 67,378 881,595
Barrick Gold Corp. 7,786 129,876
Canadian Natural Resources Ltd. 4,568 162,712
Cenovus Energy, Inc. 43,986 864,576
Empire Co. Ltd., Class A 4,088 104,497
Fairfax Financial Holdings Ltd. 431 490,317
Great-West Lifeco, Inc. 1,345 39,238
Nutrien Ltd. 12,654 644,239
Power Corp. of Canada 7,139 198,403
RioCan, REIT 11,451 140,705
Shopify, Inc., Class A * 16,326 1,078,933
Suncor Energy, Inc. 51,229 1,952,846
6,687,937
China - 0 .7%
BOC Hong Kong Holdings Ltd. (2) 138,500 427,369
NXP Semiconductors NV 4,440 1,194,759
Prosus NV (2)* 27,390 973,947
2,596,075
Denmark - 0 .6%
AP Moller - Maersk A/S, Class B
(2) 284 492,554
Danske Bank A/S (2) 58,617 1,748,313
2,240,867
Finland - 0 .1%
Nordea Bank Abp (2) 8,208 97,848
Wartsila OYJ Abp (2) 14,694 284,862
382,710
France - 1 .6%
BNP Paribas SA (2) 7,460 477,083
Carrefour SA (2) 45,919 650,684
Cie de Saint-Gobain SA (2) 17,682 1,375,202
Credit Agricole SA (2) 21,591 294,817
Engie SA (2) 32,404 464,037
INVESTMENTS SHARES VALUE ($)
France - 1.6% (continued)
Orange SA (2) 19,753 198,133
Societe Generale SA (2) 100,726 2,368,176
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 274,461
6,102,593
Germany - 2 .6%
Allianz SE (Registered) (2) 2,018 560,461
Bayerische Motoren Werke AG (2) 12,479 1,180,406
Commerzbank AG (2) 125,623 1,905,480
Daimler Truck Holding AG (2) 20,843 831,284
Deutsche Bank AG (Registered)
(2) 130,962 2,093,108
Fresenius SE & Co. KGaA (2)* 1,365 40,778
Heidelberg Materials AG (2) 1,900 196,411
Mercedes-Benz Group AG (2) 32,615 2,257,335
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 472 235,979
Talanx AG (2) 2,313 184,322
Zalando SE (2)*(a) 11,022 258,737
9,744,301
Hong Kong - 0 .1%
CK Infrastructure Holdings Ltd. (2) 2,749 15,524
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 168,625
Link, REIT (2) 24,529 95,255
279,404
Italy - 1 .3%
Banco BPM SpA (2) 216,171 1,391,234
Intesa Sanpaolo SpA (2) 308,600 1,146,885
Poste Italiane SpA (2)(a) 62,240 791,976
UniCredit SpA (2) 48,418 1,791,757
5,121,852
Japan - 5 .9%
Daito Trust Construction Co. Ltd.
(2) 486 50,307
Daiwa House Industry Co. Ltd. (2) 2,451 62,402
ENEOS Holdings, Inc. (2) 115,200 593,678
Hitachi Construction Machinery
Co. Ltd. (2) 16,200 434,404
Honda Motor Co. Ltd. (2) 68,600 737,449
Hulic Co. Ltd. (2) 1,500 13,332
Inpex Corp. (2) 18,000 264,339
Japan Post Insurance Co. Ltd. (2) 72,400 1,408,044
Japan Real Estate Investment
Corp., REIT (2) 32 101,146
JFE Holdings, Inc. (2) 159,500 2,302,005
Lasertec Corp. (2) 1,200 269,376
Makita Corp. (2) 24,100 659,809
Mazda Motor Corp. (2) 215,000 2,072,817
Mitsubishi Estate Co. Ltd. (2) 5,764 90,745
Mitsubishi UFJ Financial Group,
Inc. (2) 137,300 1,481,745
Mitsui Fudosan Co. Ltd. (2) 13,794 126,959
Mizuho Financial Group, Inc. (2) 164,600 3,464,402

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 5.9% (continued)
MS&AD Insurance Group
Holdings, Inc. (2) 5,100 113,863
Nippon Building Fund, Inc., REIT
(2) 28 98,219
Nippon Steel Corp. (2) 76,400 1,619,560
Nissan Motor Co. Ltd. (2) 366,200 1,243,236
Nomura Holdings, Inc. (2) 222,600 1,285,812
Nomura Real Estate Holdings,
Inc. (2) 1,000 25,173
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 103,932
SCREEN Holdings Co. Ltd. (2) 4,900 444,228
Subaru Corp. (2) 25,000 531,634
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 77,429
Tokyo Electric Power Co. Holdings,
Inc. (2)* 18,900 101,776
Tokyo Electron Ltd. (2) 7,800 1,707,423
Toyota Tsusho Corp. (2) 46,500 908,755
22,393,999
Luxembourg - 0 .5%
ArcelorMittal SA (2) 83,453 1,911,847
Netherlands - 1 .2%
ABN AMRO Bank NV, CVA (2)(a) 51,564 846,870
Aegon Ltd. (2) 17,572 108,646
Argenx SE (2)* 279 121,055
ING Groep NV (2) 19,668 337,949
Koninklijke Philips NV (2)* 16,161 406,425
NN Group NV (2) 62,255 2,893,517
4,714,462
New Zealand - 0 .1%
Xero Ltd. (2)* 5,980 540,810
Russia - 0 .0%
Evraz plc (3)* 77,212 –
Singapore - 0 .2%
Grab Holdings Ltd., Class A * 127,753 453,523
Singapore Exchange Ltd. (2) 4,067 28,361
STMicroelectronics NV (2) 2,452 96,040
577,924
Spain - 1 .4%
ACS Actividades de Construccion
y Servicios SA (2) 12,973 560,329
Banco Santander SA (2) 435,534 2,026,441
CaixaBank SA (2) 18,863 100,173
Repsol SA (2) 158,214 2,509,065
5,196,008
Sweden - 0 .3%
Getinge AB, Class B (2) 6,212 105,517
Investor AB, Class B (2) 8,816 241,585
SKF AB, Class B (2) 13,987 281,100
Swedbank AB, Class A (2) 15,246 314,041
Volvo Car AB, Class B (2)* 121,070 374,348
1,316,591
INVESTMENTS SHARES VALUE ($)
Switzerland - 0 .7%
ABB Ltd. (Registered) (2) 12,654 701,676
Adecco Group AG (Registered) (2) 9,256 307,067
Novartis AG (Registered) (2) 14,779 1,573,545
Sandoz Group AG (2) 2,715 98,413
2,680,701
United Kingdom - 3 .3%
3i Group plc (2) 9,545 367,873
Aviva plc (2) 38,723 233,240
Barclays plc (2) 903,137 2,386,465
Centrica plc (2) 627,530 1,069,622
CK Hutchison Holdings Ltd. (2) 276,500 1,318,926
DCC plc (2) 3,497 244,062
HSBC Holdings plc (2) 272,751 2,354,390
InterContinental Hotels Group plc
(2) 1,563 164,234
Persimmon plc (2) 6,344 107,653
Rolls-Royce Holdings plc (2)* 492,493 2,828,507
Vodafone Group plc (2) 1,254,867 1,110,355
Whitbread plc (2) 5,929 222,513
12,407,840
United States - 63 .8%
3M Co. 43,468 4,441,995
Advanced Micro Devices, Inc. * 5,412 877,881
Allstate Corp. (The) 10,321 1,647,851
Alphabet, Inc., Class A 14,334 2,610,938
Alphabet, Inc., Class C 26,208 4,807,071
Altria Group, Inc. 97,033 4,419,853
Amazon.com, Inc. * 38,849 7,507,569
American International Group, Inc. 8,723 647,596
American Tower Corp., REIT 4,396 854,494
Apple, Inc. 67,808 14,281,721
Applied Materials, Inc. 7,595 1,792,344
Archer-Daniels-Midland Co. 23,751 1,435,748
Arista Networks, Inc. * 4,725 1,656,018
Assurant, Inc. 8,517 1,415,951
AT&T, Inc. 261,585 4,998,889
AvalonBay Communities, Inc.,
REIT 811 167,788
Baker Hughes Co., Class A 99,299 3,492,346
Bank of America Corp. 111,028 4,415,584
Berkshire Hathaway, Inc., Class
B * 6,057 2,463,988
Best Buy Co., Inc. 2,432 204,993
Booking Holdings, Inc. 524 2,075,826
BP plc (2) 86,715 522,092
Bristol-Myers Squibb Co. 19,244 799,203
Broadcom, Inc. 2,181 3,501,661
Burlington Stores, Inc. * 6,700 1,608,000
Centene Corp. * 47,054 3,119,680
Chipotle Mexican Grill, Inc., Class
A * 10,150 635,898
Chubb Ltd. 3,238 825,949
Cigna Group (The) 11,269 3,725,193
Cincinnati Financial Corp. 8,362 987,552
Cisco Systems, Inc. 48,713 2,314,355
Citigroup, Inc. 59,185 3,755,880
Citizens Financial Group, Inc. 27,165 978,755
Cleveland-Cliffs, Inc. * 121,991 1,877,441

Schedule of Investments
June 30, 2024 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 63.8% (continued)
CME Group, Inc. 5,808 1,141,853
CNH Industrial NV 183,771 1,861,600
Colgate-Palmolive Co. 2,765 268,316
Comcast Corp., Class A 82,735 3,239,903
Corebridge Financial, Inc. 13,209 384,646
Coterra Energy, Inc. 28,694 765,269
Crowdstrike Holdings, Inc., Class
A * 6,880 2,636,347
Crown Castle, Inc., REIT 1,970 192,469
Crown Holdings, Inc. 5,574 414,650
CVS Health Corp. 35,168 2,077,022
Dell Technologies, Inc., Class C 4,685 646,108
Delta Air Lines, Inc. 14,535 689,540
Dick's Sporting Goods, Inc. 3,947 848,013
Digital Realty Trust, Inc., REIT 910 138,366
Discover Financial Services 1,227 160,504
DocuSign, Inc., Class A * 61,580 3,294,530
Domino's Pizza, Inc. 4,677 2,414,875
DraftKings, Inc., Class A * 64,432 2,459,369
Eaton Corp. plc 1,440 451,512
Eli Lilly & Co. 3,237 2,930,715
Equinix, Inc., REIT 222 167,965
Etsy, Inc. * 2,839 167,444
Everest Group Ltd. 7,571 2,884,702
Exxon Mobil Corp. 37,494 4,316,309
Ford Motor Co. 61,237 767,912
Fortinet, Inc. * 27,442 1,653,929
Fortive Corp. 1,874 138,863
Garmin Ltd. 3,796 618,444
General Electric Co. 22,026 3,501,473
General Motors Co. 93,049 4,323,057
Genuine Parts Co. 4,280 592,010
Global Payments, Inc. 7,976 771,279
GoDaddy, Inc., Class A * 4,730 660,828
Halliburton Co. 24,834 838,893
Hewlett Packard Enterprise Co. 47,254 1,000,367
HF Sinclair Corp. 4,629 246,911
Holcim AG (2) 3,975 351,358
Home Depot, Inc. (The) 3,369 1,159,745
Howmet Aerospace, Inc. 3,006 233,356
Huntington Ingalls Industries, Inc. 6,094 1,501,135
Incyte Corp. * 13,323 807,640
Intel Corp. 46,131 1,428,677
Jacobs Solutions, Inc. 3,894 544,031
James Hardie Industries plc,
CHESS (2)* 5,487 171,730
Johnson & Johnson 26,112 3,816,530
JPMorgan Chase & Co. 509 102,950
Keurig Dr Pepper, Inc. 14,873 496,758
KLA Corp. 704 580,455
Kraft Heinz Co. (The) 31,013 999,239
Kroger Co. (The) 3,345 167,016
Lam Research Corp. 380 404,643
Lennar Corp., Class A 5,377 805,851
Marathon Petroleum Corp. 9,630 1,670,612
McKesson Corp. 1,684 983,523
Meta Platforms, Inc., Class A 11,880 5,990,134
MetLife, Inc. 7,626 535,269
Micron Technology, Inc. 6,309 829,823
Microsoft Corp. 25,864 11,559,915
INVESTMENTS SHARES VALUE ($)
United States - 63.8% (continued)
Molina Healthcare, Inc. * 2,343 696,574
Molson Coors Beverage Co., Class
B 38,641 1,964,122
Mosaic Co. (The) 38,902 1,124,268
NetApp, Inc. 9,319 1,200,287
Netflix, Inc. * 5,905 3,985,166
Neurocrine Biosciences, Inc. * 13,420 1,847,531
NVIDIA Corp. 131,277 16,217,961
ON Semiconductor Corp. * 2,480 170,004
Ovintiv, Inc. 35,446 1,661,354
Owens Corning 4,627 803,802
PACCAR, Inc. 12,842 1,321,955
PayPal Holdings, Inc. * 21,187 1,229,482
PepsiCo, Inc. 4,202 693,036
PG&E Corp. 5,667 98,946
PPG Industries, Inc. 6,584 828,860
Progressive Corp. (The) 7,818 1,623,877
Prologis, Inc., REIT 2,980 334,684
Prudential Financial, Inc. 9,170 1,074,632
Public Storage, REIT 2,484 714,523
QUALCOMM, Inc. 4,842 964,430
Rivian Automotive, Inc., Class A * 30,943 415,255
ROBLOX Corp., Class A * 5,005 186,236
Roku, Inc., Class A * 6,491 389,006
Ross Stores, Inc. 14,239 2,069,211
Royalty Pharma plc, Class A 5,814 153,315
Salesforce, Inc. 6,807 1,750,080
Schlumberger NV 14,188 669,390
Shell plc (2) 38,971 1,397,812
Simon Property Group, Inc., REIT 1,723 261,551
Skyworks Solutions, Inc. 1,758 187,368
Snowflake, Inc., Class A * 12,287 1,659,851
SS&C Technologies Holdings, Inc. 4,109 257,511
Stellantis NV (2) 10,244 201,982
Stellantis NV (2) 11,627 229,851
Super Micro Computer, Inc. * 667 546,506
Swiss Re AG (2) 14,658 1,817,255
Synchrony Financial 45,240 2,134,876
Target Corp. 18,407 2,724,972
Twilio, Inc., Class A * 12,380 703,308
Uber Technologies, Inc. * 3,498 254,235
Ulta Beauty, Inc. * 687 265,093
United Parcel Service, Inc., Class
B 11,426 1,563,648
Valero Energy Corp. 7,635 1,196,863
VeriSign, Inc. * 1,562 277,724
Vertiv Holdings Co., Class A 11,212 970,623
Walmart, Inc. 3,840 260,006
Wells Fargo & Co. 8,862 526,314
Welltower, Inc., REIT 3,001 312,854
Westinghouse Air Brake
Technologies Corp. 859 135,765
Workday, Inc., Class A * 3,396 759,210
Wynn Resorts Ltd. 19,854 1,776,933
Xcel Energy, Inc. 3,239 172,995
Zoom Video Communications, Inc.,
Class A * 31,691 1,875,790
242,333,369

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Zambia - 0 .1%
First Quantum Minerals Ltd. 17,992 236,334
TOTAL COMMON STOCKS
(Cost $255,901,007) 333,095,760
PREFERRED STOCKS - 0.2%
Germany - 0 .2%
Porsche Automobil Holding SE
(Preference) (2) 865 39,039
Volkswagen AG (Preference) (2) 7,232 816,593
TOTAL PREFERRED STOCKS
(Cost $1,004,991) 855,632
SHORT-TERM INVESTMENTS - 7.2%
INVESTMENT COMPANIES - 7 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.19%
(b)(c) 10,121,606 10,121,606
Limited Purpose Cash Investment
Fund, 5.33% (b) 17,235,236 17,228,342
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,346,927) 27,349,948
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.2%
(Cost $284,252,925) 361,301,340
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.8% ‡ 18,101,695
NET ASSETS - 100.0% 379,403,035
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 27,515,831 7 .3%
Consumer Discretionary 42,127,272 11 .1
Consumer Staples 14,184,247 3 .7
Energy 23,125,066 6 .1
Financials 70,198,284 18 .5
Health Care 23,302,662 6 .1
Industrials 31,469,034 8 .3
Information Technology 80,763,690 21 .3
Materials 13,415,484 3 .5
Real Estate 5,767,434 1 .5
Utilities 2,082,388 0 .6
Investment Companies 27,349,948 7 .2
Total Investments In Securities
At Value 361,301,340 95 .2
Other Assets in Excess of
Liabilities ‡ 18,101,695 4 .8
Net Assets
$ 379,403,035 100 .0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2024 amounted to $1,897,583, which represents 0.50% of net assets of the Fund.
(b) Represents 7-day effective yield as of June 30, 2024.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level
3) in accordance with procedures approved by the Board of
Trustees.
Total return swap contracts outstanding as of June 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 07/19/2024 EUR (9,817,932) $ 51,610

Schedule of Investments
June 30, 2024 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.60%)
Monthly JPMC 09/18/2024 CAD (1,298,963) $ 3,573
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.24%)
Monthly JPMC 09/18/2024 EUR (1,907,737) –
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 JPY 746,136,129 96,847
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 SGD 480,345 3,151
Total unrealized appreciation 155,181
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/20/2024 CHF 14,307,370 (118,118)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.25%)
Monthly JPMC 09/18/2024 AUD (992,319) (5,485)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/19/2024 HKD 942,467 (4,638)

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.01%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 EUR 7,872,994 $ (261,100)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 EUR 2,404,341 (64,901)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.18%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 SEK 38,688,884 (81,929)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.22%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 CHF 2,550,784 (43,547)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 GBP 1,644,258 (12,235)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2024 ILS 2,744,360 (1,883)
Total unrealized depreciation (593,836)
Net unrealized depreciation $ (438,655)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2024

(Continued)
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Index 94 7/2024 HKD $ 10,610,894 $ (148,936)
IBEX 35 Index 221 7/2024 EUR 25,741,311 (256,387)
MSCI Singapore Index 20 7/2024 SGD 466,593 3,319
OMXS30 Index 496 7/2024 SEK 12,064,232 30,578
FTSE 100 Index 150 9/2024 GBP 15,571,184 (37,450)
FTSE/MIB Index 19 9/2024 EUR 3,394,665 (10,616)
FTSE/MIB Index 123 9/2024 EUR 21,975,990 22,330
S&P 500 E-Mini Index 118 9/2024 USD 32,576,850 171,231
TOPIX Index 57 9/2024 JPY 9,957,020 85,330
Total of long contracts (140,601)
Short Contracts
CAC 40 10 Euro Index (297) 7/2024 EUR (23,831,556) 462,808
DAX Index (17) 9/2024 EUR (8,376,196) (48,185)
S&P/TSX 60 Index (216) 9/2024 CAD (41,382,697) (222,164)
SPI 200 Index (335) 9/2024 AUD (43,421,872) (304,213)
Total of short contracts (111,754)
Net value $ (252,355)
Forward foreign currency exchange contracts outstanding as of June 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 42,180,000 USD 27,933,113 CITG 9/18/2024 $ 263,094
AUD 42,180,000 USD 27,932,973 JPMC 9/18/2024 263,234
CAD 7,940,102 USD 5,809,736 CITG 9/18/2024 5,195
CAD 7,940,102 USD 5,809,707 JPMC 9/18/2024 5,224
DKK 299,000 USD 43,081 CITG 9/18/2024 55
DKK 299,000 USD 43,081 JPMC 9/18/2024 55
NOK 11,166,667 USD 1,045,586 CITG 9/18/2024 2,339
NOK 11,166,666 USD 1,045,581 JPMC 9/18/2024 2,344
SGD 1,500 USD 1,109 CITG 9/18/2024 1
SGD 1,500 USD 1,109 JPMC 9/18/2024 1
USD 19,550,226 CHF 17,241,800 CITG 9/18/2024 174,358
USD 19,550,324 CHF 17,241,800 JPMC 9/18/2024 174,456
USD 86,920 DKK 594,500 CITG 9/18/2024 1,154
USD 86,920 DKK 594,500 JPMC 9/18/2024 1,154
USD 4,913,516 EUR 4,552,500 CITG 9/18/2024 19,260
USD 4,913,540 EUR 4,552,500 JPMC 9/18/2024 19,284
USD 12,611,124 GBP 9,958,501 CITG 9/18/2024 15,182
USD 12,611,185 GBP 9,958,499 JPMC 9/18/2024 15,245
USD 18,017 ILS 67,001 CITG 9/18/2024 216
USD 18,016 ILS 66,999 JPMC 9/18/2024 216
USD 2,018,274 JPY 312,429,437 CITG 9/18/2024 52,656
USD 2,018,284 JPY 312,429,437 JPMC 9/18/2024 52,666
USD 7,753,638 NOK 82,000,000 CITG 9/18/2024 58,421
USD 7,753,677 NOK 82,000,000 JPMC 9/18/2024 58,461
USD 35,631,870 NZD 57,798,999 CITG 9/18/2024 426,916
USD 35,632,049 NZD 57,799,000 JPMC 9/18/2024 427,094
USD 1,095,128 SEK 11,500,001 CITG 9/18/2024 5,686

AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,095,134 SEK 11,499,999 JPMC 9/18/2024 $ 5,692
USD 19,768 SGD 26,500 CITG 9/18/2024 152
USD 19,768 SGD 26,500 JPMC 9/18/2024 152
HKD 291,500 USD 37,396 CITG 9/19/2024 16
HKD 291,500 USD 37,396 JPMC 9/19/2024 16
USD 170,375 HKD 1,326,750 CITG 9/19/2024 94
USD 170,375 HKD 1,326,750 JPMC 9/19/2024 95
Total unrealized appreciation 2,050,184
AUD 8,597,500 USD 5,750,721 CITG 9/18/2024 (3,521)
AUD 8,597,500 USD 5,750,692 JPMC 9/18/2024 (3,492)
CAD 7,940,097 USD 5,826,240 CITG 9/18/2024 (11,312)
CAD 7,940,097 USD 5,826,211 JPMC 9/18/2024 (11,284)
CHF 825,500 USD 935,823 CITG 9/18/2024 (8,149)
CHF 825,500 USD 935,819 JPMC 9/18/2024 (8,144)
DKK 6,205,500 USD 906,739 CITG 9/18/2024 (11,488)
DKK 6,205,500 USD 906,734 JPMC 9/18/2024 (11,483)
EUR 20,224,700 USD 22,037,215 CITG 9/18/2024 (294,248)
EUR 20,224,700 USD 22,037,105 JPMC 9/18/2024 (294,138)
GBP 13,714,499 USD 17,444,008 CITG 9/18/2024 (97,316)
GBP 13,714,498 USD 17,443,920 JPMC 9/18/2024 (97,230)
ILS 1,360,000 USD 368,695 CITG 9/18/2024 (7,360)
ILS 1,359,999 USD 368,693 JPMC 9/18/2024 (7,358)
JPY 1,700,000,000 USD 11,039,982 CITG 9/18/2024 (344,610)
JPY 1,700,000,000 USD 11,039,927 JPMC 9/18/2024 (344,552)
NOK 405,968,334 USD 38,571,900 CITG 9/18/2024 (474,165)
NOK 405,968,334 USD 38,571,707 JPMC 9/18/2024 (473,971)
NZD 19,265,000 USD 11,783,009 CITG 9/18/2024 (48,836)
NZD 19,265,000 USD 11,782,950 JPMC 9/18/2024 (48,777)
SEK 124,643,500 USD 11,949,057 CITG 9/18/2024 (141,067)
SEK 124,643,499 USD 11,948,997 JPMC 9/18/2024 (141,007)
SGD 582,182 USD 433,574 CITG 9/18/2024 (2,620)
SGD 582,182 USD 433,572 JPMC 9/18/2024 (2,619)
USD 11,951,202 AUD 17,994,968 CITG 9/18/2024 (77,955)
USD 11,951,263 AUD 17,994,969 JPMC 9/18/2024 (77,895)
USD 25,651,303 CAD 35,193,000 CITG 9/18/2024 (122,278)
USD 25,651,431 CAD 35,193,000 JPMC 9/18/2024 (122,149)
USD 20,258,470 CHF 18,147,200 CITG 9/18/2024 (134,862)
USD 20,258,572 CHF 18,147,200 JPMC 9/18/2024 (134,761)
USD 75,422 DKK 523,500 CITG 9/18/2024 (103)
USD 75,422 DKK 523,500 JPMC 9/18/2024 (102)
USD 6,212,834 EUR 5,791,500 CITG 9/18/2024 (13,435)
USD 6,212,865 EUR 5,791,500 JPMC 9/18/2024 (13,403)
USD 5,189,458 NOK 55,500,000 CITG 9/18/2024 (18,890)
USD 5,189,484 NOK 55,500,000 JPMC 9/18/2024 (18,865)
HKD 41,000 USD 5,264 CITG 9/19/2024 (2)
HKD 41,000 USD 5,264 JPMC 9/19/2024 (2)
USD 33,321 HKD 259,750 CITG 9/19/2024 (17)
USD 33,321 HKD 259,750 JPMC 9/19/2024 (17)
Total unrealized depreciation (3,623,483)
Net unrealized depreciation $ (1,573,299)

Schedule of Investments
AQR Funds | N-PORT Part F | June 2024
See notes to Schedule of Investments.
June 30, 2024 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.73%
Australian Bank-Bill Reference Rate (“BBR”): 4.30%
Canadian Overnight Repo Rate Average (“CORRA”): 4.80%
Euro Short-Term Rate (“ESTR”): 3.66%
Hong Kong Interbank Offered Rate (“HIBOR”): 4.61%
Singapore Overnight Rate Average (“SORA”): 3.43%
Sterling Overnight Index Average (“SONIA”): 5.20%
Swiss Average Rate Overnight (“SARON”): 1.22%
Tel Aviv Interbank Offer Rate (“TELBOR”): 4.49%
Tokyo Overnight Average Rate (“TONAR”): 0.08%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | June 2024
June 30, 2024 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,121,278,308 $ – $ – $ 1,121,278,308
Short-Term Investments ........................... 52,333,370 – – 52,333,370
Futures Contracts * ............................... 256,819 – – 256,819
Total Assets $ 1,173,868,497 $ – $ – $ 1,173,868,497
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 99,586,682 $ – $ 2,663 $ 99,589,345
Short-Term Investments ........................... 6,386,294 – – 6,386,294
Total Assets $ 105,972,976 $ – $ 2,663 $ 105,975,639
LIABILITIES
Futures Contracts * ............................... $ (33,626) $ – $ – $ (33,626)
Total Liabilities $ (33,626) $ – $ – $ (33,626)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 60,114,332 $ 484,106,926 $ – $ 544,221,258
Preferred Stocks
†
................................ – 306,335 – 306,335
Short-Term Investments ........................... 28,498,324 – – 28,498,324
Futures Contracts * ............................... 97,808 – – 97,808
Total Assets $ 88,710,464 $ 484,413,261 $ – $ 573,123,725

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | June 2024
June 30, 2024 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 64,211,907 $ 408,099,253 $ –
(a)
$ 472,311,160
Preferred Stocks
†
................................ 8,128,706 – – 8,128,706
Short-Term Investments ........................... 24,063,135 – – 24,063,135
Total Assets $ 96,403,748 $ 408,099,253 $ –
(a)
$ 504,503,001
LIABILITIES
Futures Contracts * ............................... $ (10,740) $ – $ – $ (10,740)
Total Liabilities $ (10,740) $ – $ – $ (10,740)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 662,045,433 $ – $ – $ 662,045,433
Short-Term Investments ........................... 19,928,240 – – 19,928,240
Total Assets $ 681,973,673 $ – $ – $ 681,973,673
LIABILITIES
Futures Contracts * ............................... $ (47,990) $ – $ – $ (47,990)
Total Liabilities $ (47,990) $ – $ – $ (47,990)
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 134,864,764 $ – $ 2,791 $ 134,867,555
Short-Term Investments ........................... 6,373,814 – – 6,373,814
Futures Contracts * ............................... 51,427 – – 51,427
Total Assets $ 141,290,005 $ – $ 2,791 $ 141,292,796
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 18,019,081 $ 185,695,664 $ – $ 203,714,745
Warrants
†
...................................... – – –
(a)
–
(a)
Short-Term Investments ........................... 3,471,661 – – 3,471,661
Futures Contracts * ............................... 13,113 – – 13,113
Total Assets $ 21,503,855 $ 185,695,664 $ –
(a)
$ 207,199,519
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 2,480,543,903 $ – $ – $ 2,480,543,903
Short-Term Investments ........................... 54,279,442 – – 54,279,442
Futures Contracts * ............................... 185,723 – – 185,723
Total Assets $ 2,535,009,068 $ – $ – $ 2,535,009,068
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 31,245,013 $ 188,753,567 $ – $ 219,998,580
Preferred Stocks
†
................................ – 3,113,440 – 3,113,440
Warrants
†
...................................... – – –
(a)
–
(a)
Short-Term Investments ........................... 8,795,357 – – 8,795,357
Futures Contracts * ............................... 39,882 – – 39,882
Total Assets $ 40,080,252 $ 191,867,007 $ –
(a)
$ 231,947,259
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 246,213,842 $ 86,881,918 $ –
(a)
$ 333,095,760
Preferred Stocks
†
................................ – 855,632 – 855,632
Short-Term Investments ........................... 27,349,948 – – 27,349,948
Total Return Swap Contracts * ....................... – 155,181 – 155,181
Futures Contracts * ............................... 775,596 – – 775,596
Forward Foreign Currency Exchange Contracts * ........ – 2,050,184 – 2,050,184
Total Assets $ 274,339,386 $ 89,942,915 $ –
(a)
$ 364,282,301

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | June 2024
June 30, 2024 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Total Return Swap Contracts * ....................... $ – $ (593,836) $ – $ (593,836)
Futures Contracts * ............................... (1,027,951) – – (1,027,951)
Forward Foreign Currency Exchange Contracts * ........ – (3,623,483) – (3,623,483)
Total Liabilities $ (1,027,951) $ (4,217,319) $ – $ (5,245,270)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument on the Funds’ Schedules of Investments.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.